UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street,

Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.—The Schedule of Investments are filed herewith.

TCW Artificial Intelligence Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Shares	Issues	Value
	COMMON STOCK — 97.1% of Net Assets
	Application Software — 13.4%
328	Adobe Systems, Inc.(1)	$80,255
514	Ceridian HCM Holding, Inc.(1)	16,839
186	Domo, Inc.(1)	3,089
2,016	Nuance Communications, Inc.(1)	29,776
589	Salesforce.com, Inc.(1)	80,781
701	Splunk, Inc.(1)	67,366
323	Workday, Inc.(1)	40,059

		318,165

	Auto Parts & Equipment — 2.0%
485	Aptiv PLC	47,564

	Automobile Manufacturers — 3.1%
865	General Motors Co.	32,792
139	Tesla Inc.(1)	41,442

		74,234

	Communications Equipment — 0.9%
84	Arista Networks, Inc.(1)	21,481

	Data Processing & Outsourced Services — 2.8%
151	Mastercard, Inc.	29,898
270	Visa, Inc.	36,920

		66,818

	Diversified Support Services — 0.8%
342	KAR Auction Services, Inc.	20,332

	Health Care Equipment — 2.7%
118	IDEXX Laboratories, Inc.(1)	28,902
72	Intuitive Surgical, Inc.(1)	36,589

		65,491

	Health Care Supplies — 0.5%
35	Align Technology, Inc.(1)	12,483

	Home Entertainment Software — 3.3%
344	Activision Blizzard, Inc.	25,256
186	Electronic Arts, Inc.(1)	23,948
253	Take-Two Interactive Software, Inc.(1)	28,594

		77,798

	Internet Retail — 7.2%
65	Amazon.com, Inc.(1)	115,533
164	Netflix, Inc.(1)	55,342

		170,875

	Internet Software & Services — 15.6%
269	Alibaba Group Holding, Ltd. (SP ADR) (China)(1)	50,365
60	Alphabet, Inc.(1)	73,633
156	Baidu, Inc. (SP ADR) (China)(1)	38,560
565	Facebook, Inc.(1)	97,508
1,459	Hortonworks, Inc.(1)	25,416
879	Tencent Holdings, Ltd. (China)	40,170
1,408	Twitter, Inc.(1)	44,873

		370,525

	IT Consulting & Other Services — 5.5%
257	Accenture PLC	40,948
305	EPAM Systems, Inc.(1)	39,714
260	Gartner, Inc.(1)	35,212
1,103	Switch, Inc.	14,361

		130,235

	Life Sciences Tools & Services — 0.6%
43	Illumina, Inc.(1)	13,948

	Managed Health Care — 1.2%
117	UnitedHealth Group, Inc.	29,627

	Restaurants — 1.0%
87	Domino’s Pizza, Inc.	22,851

	Semiconductor Equipment — 2.7%
195	ASML Holding NV (Netherlands)	41,730
114	Lam Research Corp.	21,733

		63,463

	Semiconductors — 17.5%
164	Broadcom, Inc.	36,370
1,613	Cypress Semiconductor Corp.	28,728
367	Inphi Corp.(1)	11,538
1,418	Intel Corp.	68,206
1,365	Micron Technology, Inc.(1)	72,058
414	NVIDIA Corp.	101,372
1,751	ON Semiconductor Corp.(1)	38,610
291	Silicon Laboratories, Inc.(1)	27,718
734	Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR) (Taiwan)	30,248

		414,848

	Specialized REITs — 3.0%
305	American Tower Corp.	45,213
59	Equinix, Inc.	25,918

		71,131

	Systems Software — 9.9%
823	Microsoft Corp.	87,304
210	Proofpoint, Inc.(1)	23,950
493	ServiceNow, Inc.(1)	86,748
355	Tableau Software, Inc.(1)	36,590

		234,592

	Technology Hardware, Storage & Peripherals — 3.4%
573	NetApp, Inc.	44,419
522	Western Digital Corp.	36,618

		81,037

	Total Common Stock (Cost: $2,098,622)	2,307,498

	MONEY MARKET INVESTMENTS — 3.4%
81,585	State Street Institutional U.S. Government Money Market Fund — Premier Class(2)	81,585

	Total Money Market Investments (Cost: $81,585)	81,585

	Total Investments (100.5%) (Cost: $2,180,207)	2,389,083

	Liabilities In Excess Of Other Assets (-0.5%)	(12,768)

	Net Assets (100.0%)	$2,376,315

Notes to the Schedule of Investments

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of January 31, 2018.

REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

See accompanying notes to Schedule of Investments.

TCW Artificial Intelligence Equity Fund

Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Application Software	13.4%
Auto Parts & Equipment	2.0
Automobile Manufacturers	3.1
Communications Equipment	0.9
Data Processing & Outsourced Services	2.8
Diversified Support Services	0.8
Health Care Equipment	2.7
Health Care Supplies	0.5
Home Entertainment Software	3.3
IT Consulting & Other Services	5.5
Internet Retail	7.2
Internet Software & Services	15.6
Life Sciences Tools & Services	0.6
Managed Health Care	1.2
Restaurants	1.0
Semiconductor Equipment	2.7
Semiconductors	17.5
Specialized REITs	3.0
Systems Software	9.9
Technology Hardware, Storage & Peripherals	3.4
Short-Term Investments	3.4

Total	100.5%

See accompanying notes to Schedule of Investments.

TCW Artificial Intelligence Equity Fund

Fair Valuation Summary (Unaudited)	July 31, 2018

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Application Software	$318,165	$—	$—	$318,165
Auto Parts & Equipment	47,564	—	—	47,564
Automobile Manufacturers	74,234	—	—	74,234
Communications Equipment	21,481	—	—	21,481
Data Processing & Outsourced Services	66,818	—	—	66,818
Diversified Support Services	20,332	—	—	20,332
Health Care Equipment	65,491	—	—	65,491
Health Care Supplies	12,483	—	—	12,483
Home Entertainment Software	77,798	—	—	77,798
IT Consulting & Other Services	130,235	—	—	130,235
Internet Retail	170,875	—	—	170,875
Internet Software & Services	370,525	—	—	370,525
Life Sciences Tools & Services	13,948	—	—	13,948
Managed Health Care	29,627	—	—	29,627
Restaurants	22,851	—	—	22,851
Semiconductor Equipment	63,463	—	—	63,463
Semiconductors	414,848	—	—	414,848
Specialized REITs	71,131	—	—	71,131
Systems Software	234,592	—	—	234,592
Technology Hardware, Storage & Peripherals	81,037	—	—	81,037

Total Common Stock	2,307,498	—	—	2,307,498

Money Market Investments	81,585	—	—	81,585

Total Investments	$2,389,083	$—	$—	$2,389,083

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Shares	Issues	Value
	EXCHANGE-TRADED FUNDS — 2.7% of Net Assets
11,160	iShares MSCI EAFE Index Fund	$768,701

	Total Exchange-traded Funds (Cost: $725,446)	768,701

	INVESTMENT COMPANIES — 94.0%
	Diversified Equity Funds — 37.8%
192,033	TCW / Gargoyle Dynamic 500 Fund — I Class(1)	2,313,993
175,429	TCW New America Premier Equities Fund — I Class(1)	2,950,709
138,929	TCW Relative Value Large Cap Fund — I Class(1)	3,071,725
32,594	TCW Relative Value Mid Cap Fund — I Class(1)	848,751
63,878	TCW Select Equities Fund — I Class(1)	1,832,671

		11,017,849

	Diversified Fixed Income Funds — 56.2%
382,631	Metropolitan West Low Duration Bond Fund — I Class(1)	3,286,802
349,522	Metropolitan West Total Return Bond Fund — I Class(1)	3,621,051
460,363	Metropolitan West Unconstrained Bond Fund — I Class(1)	5,413,870
72,023	TCW Global Bond Fund — I Class(1)	691,418
350,106	TCW Total Return Bond Fund — I Class(1)	3,368,024

		16,381,165

	Total Investment Companies (Cost: $25,069,277)	27,399,014

	MONEY MARKET INVESTMENTS —3.4%
762,357	Fidelity Institutional Government Portfolio — Select Class, 1.75%(2)	762,357
233,365	State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.83%(2)	233,365

	Total Money Market Investments (Cost: $995,722)	995,722

	Total Investments (100.1%) (Cost: $26,790,445)	29,163,437

	Liabilities In Excess Of Other Assets (-0.1%)	(21,222)

	Net Assets (100.0%)	$29,142,215

Notes to the Schedule of Investments

(1)	Affiliated issuer.

(2)	Rate disclosed is the 7-day net yield as of July 31, 2018.

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the year ended July 31, 2018 is as follows:

Name of Affiliated Fund	Value at October 31, 2017 (In Thousands)	Purchases at Cost (In Thousands)	Proceeds from Sales (In Thousands)	Number of Shares Held July 31, 2018	Value at July 31, 2018 (In Thousands)	Dividends and Interest Income Received (In Thousands)	Distributions Received from Net Realized Gain (In thousands)	Net Realized Gain/(Loss) on Investments (In thousands)	Net change in Unrealized Gain/(Loss) on Investments (In thousands)
Metropolitan West Low Duration Bond Fund — I Class	$2,924	$695	$(288)	382,631	$3,287	$48	$—	$(4)	$(40)
Metropolitan West Total Return Bond Fund — I Class	$4,019	$72	$(357)	349,552	3,621	72	—	(15)	(97)
Metropolitan West Unconstrained Bond Fund — I Class	$5,898	$155	$(533)	460,363	5,414	155	11	(2)	(104)
TCW / Gargoyle Dynamic 500 Fund — I Class	$2,556	$23	$(348)	192,033	2,314	23	—	22	62
TCW / Gargoyle Hedged Value Fund — I Class	$858	$—	$(929)	—	—	—	—	196	(125)
TCW Global Bond Fund — I Class	$704	$68	$(69)	72,023	691	4	1	(2)	(10)
TCW New America Premier Equities Fund — I Class	$2,835	$100	$(274)	175,429	2,951	—	100	25	265
TCW Relative Value Large Cap Fund — I Class	$3,188	$466	$(296)	138,929	3,072	62	404	(19)	(267)
TCW Relative Value Mid Cap Fund — I Class	$—	$939	$(75)	32,594	849	—	—	(3)	(13)
TCW Select Equities Fund — I Class	$1,690	$363	$(168)	63,878	1,833	—	362	(14)	(38)
TCW Total Return Bond Fund — I Class	$3,733	$101	$(333)	350,106	3,368	93	—	(6)	(127)

Total					$27,400	$457	$878	$178	$(494)

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	56.2%
Diversified Equity Funds	37.8
Money Market Investments	3.4
Exchange-Traded Funds	2.7

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	July 31, 2018

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$768,701	$—	$—	$768,701
Investment Companies	27,399,014	—	—	27,399,014
Money Market Investments	995,722	—	—	995,722

Total Investments	$29,163,437	$—	$—	$29,163,437

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Shares	Issues	Value
	COMMON STOCK — 96.1% of Net Assets
	Austria — 1.0% (Cost: $64,536)
515	Schoeller-Bleckmann Oilfield Equipment AG	$58,816

	Brazil — 4.6%
11,100	Banco Bradesco S.A. (ADR)	89,688
1,000	Braskem S.A. (ADR)	29,000
5,900	Petroleo Brasileiro S.A. (SP ADR)(1)	69,207
1,800	Raia Drogasil S.A.	35,630
1,800	TIM Participacoes S.A. (ADR)	29,556
2,100	Vale S.A.	30,786

	Total Brazil (Cost: $265,426)	283,867

	China — 29.6%
600	58.Com, Inc. (ADR)(1)	40,356
64,000	Agricultural Bank of China, Ltd. — Class H	31,109
1,184	Alibaba Group Holding, Ltd. (SP ADR) (China)(1)	221,680
14,500	Anhui Conch Cement Co., Ltd. — Class H	93,275
2,600	BRF S.A.(1)	15,782
7,500	China Merchants Bank Co., Ltd. — Class H	29,424
30,000	Fu Shou Yuan International Group, Ltd.	27,681
4,000	Galaxy Entertainment Group, Ltd.	32,234
250,000	Industrial & Commercial Bank of China, Ltd. — Class H	185,836
380	Kweichow Moutai Co., Ltd.	40,539
64,000	Microport Scientific Corp.	73,983
14,650	Ping An Insurance Group Co. of China, Ltd. — Class H	136,414
9,500	Sichuan Swellfun Co., Ltd.	76,644
3,873	Silergy Corp.	89,084
63,500	Sino Biopharmaceutical, Ltd.	86,992
8,800	Tencent Holdings, Ltd.	400,623
700	Weibo Corp. (SP ADR)(1)	57,925
4,500	Wuxi Biologics, Inc.(1)	45,862
58,500	Xiabuxiabu Catering Management China Holdings Co., Ltd.	126,591

	Total China (Cost: $1,305,909)	1,812,034

	Czech Republic — 0.8% (Cost: $49,266)
1,183	Komercni banka as	51,375

	Egypt — 1.8%
19,275	Commercial International Bank Egypt SAE	91,606
11,244	Ezz Steel(1)	17,603

	Total Egypt (Cost: $118,286)	109,209

	France — 1.0% (Cost: $62,593)
183	LVMH Moet Hennessy Louis Vuitton SE	63,811

	Germany — 2.1% (Cost: $99,658)
733	Siltronic AG	127,922

	Greece — 0.2% (Cost: $16,163)
6,550	Alpha Bank AE(1)	14,309

	India — 8.4%
1,335	Avenue Supermarts, Ltd.(1)	32,303
5,610	Axis Bank, Ltd.(1)	45,130
7,846	Dilip Buildcon, Ltd.	92,927
1,800	Dr Reddy’s Laboratories, Ltd. (ADR)	56,214
700	HDFC Bank, Ltd. (ADR)	72,338
2,571	Hindustan Unilever, Ltd.	65,055
7,080	ITC, Ltd.	30,772
858	Maruti Suzuki India, Ltd.	119,433

	Total India (Cost: $478,428)	514,172

	Indonesia — 3.0%
40,200	Bank Central Asia Tbk PT	64,889
313,800	Bank Rakyat Indonesia Persero Tbk PT	66,858
217,100	Telekomunikasi Indonesia Persero Tbk PT	53,834

	Total Indonesia (Cost: $179,075)	185,581

	Italy — 0.5% (Cost: $34,841)
7,100	PRADA SpA	33,840

	Kazakhstan — 0.5% (Cost: $31,291)
2,986	KAZ Minerals PLC(1)	33,050

	Kenya — 1.6% (Cost: $86,686)
345,500	Safari.com, Ltd.	96,131

	Mexico — 2.2%
8,100	Cemex S.A.B. de C.V.(1)	60,345
66,700	Gentera S.A.B. de C.V.	71,923

	Total Mexico (Cost: $121,584)	132,268

	Poland — 2.1% (Cost: $62,275)
4,690	Dino Polska S.A.(1)	128,619

	Russia — 6.0%
19,810	Detsky Mir PJSC	28,510
1,867	LUKOIL PJSC (SP ADR)	133,490
45,610	Sberbank of Russia	156,114
1,300	Yandex N.V.(1)	46,748

	Total Russia (Cost: $294,939)	364,862

	Singapore — 0.2% (Cost: $15,591)
1,800	Oversea-Chinese Banking Corp., Ltd.	15,335

	South Africa — 3.1%
920	Capitec Bank Holdings, Ltd.	66,786
3,895	Clicks Group, Ltd.	57,467
6,145	FirstRand, Ltd.	32,468
2,128	Standard Bank Group, Ltd.	33,078

	Total South Africa (Cost: $163,217)	189,799

	South Korea — 5.7%
903	Handsome Co., Ltd.	30,473
160	Kumho Petrochemical Co., Ltd.	16,216
56	LG Household & Health Care, Ltd.	60,643
50	POSCO	14,716
222	Samsung Biologics Co., Ltd.(1)	74,075
2,675	Samsung Electronics Co., Ltd.	111,040
514	Samwha Capacitor Co., Ltd.	41,024

	Total South Korea (Cost: $335,795)	348,187

	Taiwan — 11.3%
48,000	Accton Technology Corp.	160,338
36,000	Cathay Financial Holding Co., Ltd.	62,086
72,165	E.Sun Financial Holding Co., Ltd.	50,364
16,000	Formosa Chemicals & Fibre Corp.	63,122
4,000	Globalwafers Co., Ltd.	67,713
8,000	President Chain Store Corp.	88,134
9,000	Taiwan Semiconductor Manufacturing Co., Ltd.	71,961
15,000	Taiwan Union Technology Corp.	57,752

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Shares	Issues	Value
2,792	Yageo Corp.	$71,467

	Total Taiwan (Cost: $624,511)	692,937

	Thailand — 1.9%
13,000	CP ALL PCL	29,327
20,500	PTT Exploration & Production PCL (NVDR)	85,114

	Total Thailand (Cost: $113,268)	114,441

	Turkey — 1.0% (Cost: $100,012)
42,529	Turkiye Garanti Bankasi A.S.	61,567

	United Arab Emirates — 2.9% (Cost: $52,426)
3,518	NMC Health PLC	174,879

	United Kingdom — 0.9% (Cost: $61,213)
18,678	Tullow Oil PLC(1)	55,491

	United States — 3.7%
700	Facebook, Inc.(1)	120,806
400	MSCI, Inc.	66,476
200	S&P Global, Inc.	40,088

	Total United States (Cost: $198,827)	227,370

	Total Common Stock (Cost: $4,935,816)	5,889,872

	MONEY MARKET INVESTMENTS — 4.9%
300,078	State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.83%(2)	300,078

	Total Money Market Investments (Cost: $300,078)	300,078

	Total Investments (101.0%) (Cost: $5,235,894)	6,189,950

	Liabilities In Excess Of Other Assets (-1.0%)	(60,347)

	Total Net Assets (100.0%)	$6,129,603

Notes to the Schedule of Investments:

ADR	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
NVDR	Non-Voting Depositary Receipt.
PJSC	Private Joint-Stock Company.
SP ADR	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of July 31, 2018.

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Automobiles	2.0%
Banks	18.1
Beverages	2.0
Capital Markets	1.7
Chemicals	1.8
Communications Equipment	2.6
Construction & Engineering	1.5
Construction Materials	2.5
Consumer Finance	1.2
Diversified Consumer Services	0.5
Diversified Financial Services	0.5
Diversified Telecommunication Services	0.9
Electronic Equipment, Instruments & Components	2.9
Energy Equipment & Services	1.0
Food & Staples Retailing	6.0
Food Products	0.3
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	2.9
Hotels, Restaurants & Leisure	2.6
Household Products	2.1
Insurance	3.2
Internet Software & Services	14.5
Life Sciences Tools & Services	1.9
Metals & Mining	1.5
Oil, Gas & Consumable Fuels	5.6
Pharmaceuticals	2.3
Semiconductors & Semiconductor Equipment	5.9
Specialty Retail	0.5
Technology Hardware, Storage & Peripherals	1.8
Textiles, Apparel & Luxury Goods	2.0
Tobacco	0.5
Wireless Telecommunication Services	2.1
Money Market Investments	4.9

Total	101.0%

See accompanying notes to Schedule of Investments.

TCW Developing Markets Equity Fund

Fair Valuation Summary (Unaudited)	July 31, 2018

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Automobiles	$—	$119,433	$—	$119,433
Banks	284,741	841,065	—	1,125,806
Beverages	—	117,183	—	117,183
Capital Markets	106,564	—	—	106,564
Chemicals	29,000	79,338	—	108,338
Communications Equipment	—	160,338	—	160,338
Construction & Engineering	—	92,927	—	92,927
Construction Materials	60,345	93,275	—	153,620
Consumer Finance	71,923	—	—	71,923
Diversified Consumer Services	—	27,681	—	27,681
Diversified Financial Services	—	32,468	—	32,468
Diversified Telecommunication Services	—	53,834	—	53,834
Electronic Equipment, Instruments & Components	—	170,243	—	170,243
Energy Equipment & Services	—	58,816	—	58,816
Food & Staples Retailing	35,630	335,849	—	371,479
Food Products	15,782	—	—	15,782
Health Care Equipment & Supplies	—	73,983	—	73,983
Health Care Providers & Services	—	174,879	—	174,879
Hotels, Restaurants & Leisure	—	158,825	—	158,825
Household Products	—	125,699	—	125,699
Insurance	—	198,499	—	198,499
Internet Software & Services	487,515	400,624	—	888,139
Life Sciences Tools & Services	—	119,937	—	119,937
Metals & Mining	48,389	47,766	—	96,155
Oil, Gas & Consumable Fuels	202,697	140,605	—	343,302
Pharmaceuticals	56,214	86,992	—	143,206
Semiconductors & Semiconductor Equipment	—	356,680	—	356,680
Specialty Retail	28,510	—	—	28,510
Technology Hardware, Storage & Peripherals	—	111,040	—	111,040
Textiles, Apparel & Luxury Goods	30,473	97,651	—	128,124
Tobacco	—	30,772	—	30,772
Wireless Telecommunication Services	29,556	96,131	—	125,687

Total Common Stock	1,487,339	4,402,533	—	5,889,872

Money Market Investments	300,078	—	—	300,078

Total Investments	$1,787,417	$4,402,533	$—	$6,189,950

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 46.4% of Net Assets
Angola — 1.1%
Angolan Government International Bond
8.25%(1)	05/09/28	$1,000,000	$1,047,500
9.38%(1)	05/08/48	200,000	212,500

Total Angola (Cost: $1,227,306)			1,260,000

Argentina — 3.6%
Argentine Republic Government International Bond
4.63%	01/11/23	895,000	808,274
5.63%	01/26/22	595,000	567,636
5.88%	01/11/28	830,000	701,869
6.63%	07/06/28	1,100,000	977,625
6.88%	01/26/27	725,000	662,142
7.13%	07/06/36	500,000	422,813

Total Argentina (Cost: $4,454,545)			4,140,359

Azerbaijan — 0.6%
Republic of Azerbaijan International Bond
3.50%(2)	09/01/32	325,000	278,070
Southern Gas Corridor CJSC
6.88%(2)	03/24/26	400,000	441,380

Total Azerbaijan (Cost: $714,079)			719,450

Bahrain — 1.0%
Bahrain Government International Bond
5.50%(2)	03/31/20	400,000	398,320
6.13%(2)	07/05/22	200,000	197,000
7.00%(1)	10/12/28	425,000	398,437
Oil and Gas Holding Co. (The)
7.50%(1)	10/25/27	200,000	191,388

Total Bahrain (Cost: $1,180,440)			1,185,145

Belarus — 0.2% (Cost: $208,588)
Republic of Belarus International Bond
6.88%(2)	02/28/23	200,000	209,880

Bolivia — 0.2% (Cost: $179,782)
Bolivian Government International Bond
4.50%(2)	03/20/28	200,000	183,060

Brazil — 2.5%
Banco do Brasil S.A.
6.25% (U.S. 10-year Treasury Constant Maturity Rate + 4.398%)(2), (3), (4)	10/29/49	400,000	338,500
9.00% (U.S. 10-year Treasury Constant Maturity Rate + 6.362%)(2), (3), (4)	06/29/49	400,000	408,080
Brazil Minas SPE via State of Minas Gerais
5.33%(2)	02/15/28	200,000	195,800
Cemig Geracao e Transmissao S.A.
9.25%(1)	12/05/24	200,000	207,640
CIMPOR Financial Operations BV
5.75%(2)	07/17/24	200,000	156,500
CSN Resources SA
7.63%(1)	02/13/23	200,000	190,000
Light Servicos de Eletricidade SA/Light Energia SA
7.25%(1)	05/03/23	200,000	199,250
MARB BondCo PLC
6.88%(1)	01/19/25	200,000	193,680
Petrobras Global Finance BV
5.75%	02/01/29	602,000	553,479
7.25%	03/17/44	376,000	369,420
Samarco Mineracao S.A.
4.13%(2), (5)	11/01/22	200,000	150,000

Total Brazil (Cost: $3,016,550)			2,962,349

China — 0.7%
China SCE Property Holdings, Ltd.
7.45%(2)	04/17/21	200,000	197,781
CIFI Holdings Group Co., Ltd.
7.75%(2)	06/05/20	200,000	204,500
Kaisa Group Holdings, Ltd.
8.50%(2)	06/30/22	200,000	170,860
New Metro Global Ltd
6.50%(2)	04/23/21	200,000	197,400

Total China (Cost: $799,119)			770,541

Colombia — 2.3%
Colombia Government International Bond
2.63%	03/15/23	600,000	574,125
3.88%	04/25/27	1,000,000	976,250
4.00%	02/26/24	800,000	804,640
Ecopetrol S.A.
5.88%	05/28/45	370,000	370,296

Total Colombia (Cost: $2,699,602)			2,725,311

Costa Rica — 0.7%
Autopistas del Sol S.A.
7.38%(1)	12/30/30	386,044	394,344
Costa Rica Government International Bond
4.25%(2)	01/26/23	200,000	193,772
4.38%(2)	04/30/25	200,000	190,519

Total Costa Rica (Cost: $768,980)			778,635

Dominican Republic — 1.7%
AES Andres B.V. / Dominican Power Partners / Empresa Generadora de Electricidad Itabo, S.A.
7.95%(1)	05/11/26	200,000	209,000
Dominican Republic International Bond
5.50%(2)	01/27/25	555,000	556,249
5.95%(1)	01/25/27	775,000	788,562
6.00%(1)	07/19/28	200,000	202,600
6.85%(2)	01/27/45	250,000	255,508

Total Dominican Republic (Cost: $2,020,287)			2,011,919

Ecuador — 1.3%
Ecuador Government International Bond
7.88%(1)	01/23/28	800,000	731,120
7.95%(2)	06/20/24	750,000	724,125

Total Ecuador (Cost: $1,419,269)			1,455,245

Egypt — 1.6%
Egypt Government International Bond
5.58%(1)	02/21/23	600,000	597,120
6.13%(1)	01/31/22	275,000	279,799
6.59%(1)	02/21/28	400,000	393,160
7.50%(1)	01/31/27	570,000	595,621

Total Egypt (Cost: $1,851,912)			1,865,700

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
El Salvador — 0.7%
AES El Salvador Trust III
6.75%(2)	03/28/23	200,000	$189,060
El Salvador Government International Bond
6.38%(2)	01/18/27	50,000	48,365
7.63%(2)	02/01/41	300,000	298,500
7.65%(2)	06/15/35	250,000	250,900

Total El Salvador (Cost: $796,091)			786,825

Ghana — 0.6%
Ghana Government International Bond
7.88%(2)	08/07/23	400,000	431,750
8.13%(2)	01/18/26	200,000	215,750

Total Ghana (Cost: $639,880)			647,500

Honduras — 0.1% (Cost: $156,680)
Honduras Government International Bond
6.25%(2)	01/19/27	150,000	155,288

India — 0.5%
Azure Power Energy, Ltd.
5.50%(1)	11/03/22	200,000	193,750
Vedanta Resources PLC
6.13%(2)	08/09/24	200,000	185,880
6.38%(1)	07/30/22	200,000	197,000

Total India (Cost: $603,480)			576,630

Indonesia — 2.4%
Indonesia Government International Bond
3.38%(2)	04/15/23	200,000	195,048
3.50%	01/11/28	700,000	657,860
Minejesa Capital BV
5.63%(1)	08/10/37	400,000	380,620
Perusahaan Listrik Negara PT
6.15%(2)	05/21/48	200,000	214,225
Perusahaan Penerbit SBSN Indonesia III
4.15%(2)	03/29/27	1,000,000	979,500
Saka Energi Indonesia PT
4.45%(1)	05/05/24	200,000	188,000
Star Energy Geothermal Wayang Windu, Ltd.
6.75%(1)	04/24/33	200,000	191,426

Total Indonesia (Cost: $2,882,843)			2,806,679

Iraq — 0.4% (Cost: $466,418)
Iraq International Bond
5.80%(2)	01/15/28	500,000	473,750

Ivory Coast — 0.6% (Cost: $749,462)
Ivory Coast Government International Bond
6.13%(1)	06/15/33	800,000	736,946

Kazakhstan — 1.7%
Kazakhstan Temir Zholy National Co. JSC
4.85%(1)	11/17/27	600,000	603,000
KazMunayGas National Co. JSC
4.75%(1)	04/19/27	400,000	402,920
5.38%(1)	04/24/30	200,000	204,980
5.75%(1)	04/19/47	600,000	592,320
6.38%(1)	10/24/48	200,000	209,840

Total Kazakhstan (Cost: $1,990,494)			2,013,060

Lebanon — 0.7%
Lebanon Government International Bond
5.45%(2)	11/28/19	250,000	244,100
5.80%(2)	04/14/20	375,000	362,640
6.00%(2)	05/20/19	250,000	248,438

Total Lebanon (Cost: $865,715)			855,178

Luxembourg — 0.1% (Cost: $150,000)
Gilex Holding SARL
8.50%(1)	05/02/23	150,000	157,689

Mexico — 2.9%
Axtel SAB de CV
6.38%(1)	11/14/24	282,000	276,445
Banco Mercantil del Norte S.A.
6.88% (5 year Treasury Constant Maturity Rate + 5.035%)(1), (3), (4)	12/31/99	400,000	413,640
Banco Mercantil del Norte S.A.
7.63% (U.S. 10-year Treasury Constant Maturity Rate + 5.353%)(1), (3), (4)	12/31/99	400,000	421,560
Cometa Energia SA de CV
6.38%(1)	04/24/35	200,000	197,500
Mexico Government International Bond
4.13%	01/21/26	200,000	198,920
Nemak SAB de CV
4.75%(1)	01/23/25	200,000	194,500
Petroleos Mexicanos
3.50%	01/30/23	200,000	190,300
4.63%	09/21/23	137,000	135,835
5.35%(1)	02/12/28	398,000	372,608
6.50%	03/13/27	600,000	609,000
6.63%	06/15/35	120,000	116,400
Unifin Financiera S.A.B. de C.V.
7.00%(1)	01/15/25	200,000	193,000

Total Mexico (Cost: $3,352,208)			3,319,708

Mongolia — 0.3% (Cost: $389,853)
Mongolia Government International Bond
5.13%(2)	12/05/22	400,000	388,512

Nigeria — 1.3%
IHS Netherlands Holdco BV
9.50%(2)	10/27/21	200,000	206,000
Nigeria Government International Bond
5.63%	06/27/22	515,000	521,759
6.50%(1)	11/28/27	450,000	440,730
7.14%(1)	02/23/30	200,000	199,880
7.70%(1)	02/23/38	200,000	198,416

Total Nigeria (Cost: $1,540,400)			1,566,785

Oman — 1.6%
Oman Government International Bond
4.13%(2)	01/17/23	400,000	389,079
5.63%(1)	01/17/28	800,000	783,520
6.75%(1)	01/17/48	700,000	673,750

Total Oman (Cost: $1,804,279)			1,846,349

Pakistan — 0.3% (Cost: $363,872)
Pakistan Government International Bond
6.88%(2)	12/05/27	400,000	383,868

Panama — 0.7%
AES Panama SRL
6.00%(1)	06/25/22	200,000	207,250

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
C&W Senior Financing Designated Activity Co.
6.88%(1)	09/15/27	200,000	$196,625
Global Bank Corp.
4.50%(2)	10/20/21	400,000	398,000

Total Panama (Cost: $796,981)			801,875

Paraguay — 0.3% (Cost: $391,197)
Paraguay Government International Bond
4.70%(2)	03/27/27	400,000	402,520

Peru — 1.2%
Hunt Oil Co. of Peru LLC, Sucursal del Peru
6.38%(1)	06/01/28	200,000	208,000
Inkia Energy, Ltd.
5.88%(1)	11/09/27	200,000	194,750
Orazul Energy Egenor S en C por A
5.63%(1)	04/28/27	200,000	183,200
Peru LNG SRL
5.38%(1)	03/22/30	600,000	614,220
Petroleos del Peru S.A.
5.63%(1)	06/19/47	225,000	225,225

Total Peru (Cost: $1,428,398)			1,425,395

Qatar — 1.6%
Qatar Government International Bond
3.88%(1)	04/23/23	500,000	502,617
4.50%(1)	04/23/28	900,000	927,000
5.10%(1)	04/23/48	390,000	399,166

Total Qatar (Cost: $1,794,852)			1,828,783

Russia — 1.9%
Russian Federation Government Bond
4.25%(2)	06/23/27	600,000	585,960
4.38%(1)	03/21/29	600,000	588,102
5.25%(2)	06/23/47	400,000	398,280
Russian Foreign Bond - Eurobond
4.75%(2)	05/27/26	600,000	609,120

Total Russia (Cost: $2,166,968)			2,181,462

Saudi Arabia — 1.7%
Saudi Government International Bond
3.63%(1)	03/04/28	630,000	601,902
4.00%(1)	04/17/25	400,000	400,456
4.50%(2)	10/26/46	200,000	189,000
4.50%(1)	04/17/30	600,000	606,035
5.00%(1)	04/17/49	200,000	197,857

Total Saudi Arabia (Cost: $1,988,492)			1,995,250

Senegal —0.2% (Cost: $179,699)
Senegal Government International Bond
6.25%(2)	05/23/33	200,000	188,750

South Africa — 2.0%
South Africa Government Bond
4.30%	10/12/28	400,000	364,797
4.67%	01/17/24	725,000	725,005
4.88%	04/14/26	800,000	786,666
5.88%	09/16/25	200,000	208,820
5.88%	06/22/30	200,000	202,480

Total South Africa (Cost: $2,278,596)			2,287,768

Sri Lanka — 0.9%
Sri Lanka Government Bond
5.75%(1)	04/18/23	200,000	198,580
6.20%(1)	05/11/27	625,000	603,312
6.75%(1)	04/18/28	200,000	199,000

Total Sri Lanka (Cost: $1,019,346)			1,000,892

Turkey — 1.4%
Akbank Turk AS
6.80%(1), (6)	04/27/28	275,000	211,915
Petkim Petrokimya Holding AS
5.88%(1)	01/26/23	200,000	180,500
Turkey Government International Bond
5.13%	02/17/28	200,000	172,100
5.75%	03/22/24	200,000	189,606
6.00%	03/25/27	200,000	184,500
6.13%	10/24/28	525,000	480,375
Turkiye Vakiflar Bankasi TAO
5.75%(1)	01/30/23	200,000	175,000

Total Turkey (Cost: $1,777,676)			1,593,996

Ukraine — 1.7%
Ukraine Government International Bond
7.75%(2)	09/01/23	1,125,000	1,133,437
7.75%(2)	09/01/25	525,000	515,918
7.75%(2)	09/01/26	285,000	276,393

Total Ukraine (Cost: $1,814,554)			1,925,748

Uruguay — 0.1% (Cost: $74,035)
Uruguay Government International Bond
4.98%	04/20/55	75,000	75,128

Venezuela — 0.4%
Venezuela Government International Bond
8.25%(2),(5)	10/13/24	557,300	151,168
9.25%(5)	09/15/27	550,000	158,620
9.25%(2)	05/07/28	787,000	215,441

Total Venezuela (Cost: $607,620)			525,229

Zambia — 0.6%
First Quantum Minerals, Ltd.
7.50%(1)	04/01/25	200,000	201,500
Zambia Government International Bond
8.50%(2)	04/14/24	200,000	181,340
8.97%(2)	07/30/27	400,000	360,000

Total Zambia (Cost: $797,851)			742,840

Total Fixed Income Securities (Cost: $54,408,399)			53,957,997

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Shares	Issues	Value
	COMMON STOCK — 49.5%
	Argentina — 0.3% (Cost: $302,234)
20,700	Vale S.A.(7)	$303,462

	Austria — 0.5% (Cost: $701,484)
5,595	Schoeller-Bleckmann Oilfield Equipment AG	638,977

	Brazil — 1.9%
109,700	Banco Bradesco S.A. (ADR)	886,376
10,600	Braskem S.A. (ADR)	307,400
60,300	Petroleo Brasileiro S.A. (SP ADR)	707,319
18,000	TIM Participacoes S.A. (ADR)	295,560

	Total Brazil (Cost: $2,092,510)	2,196,655

	China — 15.5%
4,800	58.Com, Inc. (ADR)(7)	322,848
630,000	Agricultural Bank of China, Ltd. — Class H	306,225
11,762	Alibaba Group Holding, Ltd. (SP ADR)(7)	2,202,199
146,500	Anhui Conch Cement Co., Ltd. — Class H	942,399
325,000	Fu Shou Yuan International Group, Ltd.	299,875
42,000	Galaxy Entertainment Group, Ltd.	338,460
2,465,000	Industrial & Commercial Bank of China, Ltd. — Class H	1,832,342
4,804	Kweichow Moutai Co., Ltd.	512,502
635,000	Microport Scientific Corp.	734,052
152,650	Ping An Insurance Group Co. of China, Ltd. — Class H	1,421,406
99,800	Sichuan Swellfun Co., Ltd.	805,161
45,500	Silergy Corp.	1,046,558
630,500	Sino Biopharmaceutical, Ltd.	863,756
85,112	Tencent Holdings, Ltd.	3,874,757
7,700	Weibo Corp. (SP ADR)(7)	637,175
46,500	Wuxi Biologics, Inc. (7)	473,902
627,000	Xiabuxiabu Catering Management China Holdings Co., Ltd.	1,356,793

	Total China (Cost: $13,786,320)	17,970,410

	Czech Republic — 0.5% (Cost: $536,037)
12,910	Komercni banka as	560,658

	Egypt — 0.8%
157,415	Commercial International Bank Egypt SAE	748,129
125,395	Ezz Steel(7)	196,313

	Total Egypt (Cost: $1,012,760)	944,442

	France — 0.5% (Cost: $599,899)
1,718	LVMH Moet Hennessy Louis Vuitton SE	599,061

	Germany — 1.1% (Cost: $1,045,423)
7,441	Siltronic AG	1,298,588

	Greece — 0.1% (Cost: $169,783)
68,805	Alpha Bank AE(7)	150,311

	India — 4.3%
13,155	Avenue Supermarts, Ltd. (7)	318,309
55,250	Axis Bank, Ltd.(7)	444,465
92,453	Dilip Buildcon, Ltd.	1,095,000
15,000	Dr Reddy’s Laboratories, Ltd. (ADR)	468,450
5,700	HDFC Bank, Ltd. (ADR)	589,038
26,811	Hindustan Unilever, Ltd.	678,414
69,700	ITC, Ltd.	302,935
7,748	Maruti Suzuki India, Ltd.	1,078,516

	Total India (Cost: $4,815,882)	4,975,127

	Indonesia — 1.4%
388,900	Bank Central Asia Tbk PT	627,751
3,181,500	Bank Rakyat Indonesia Persero Tbk PT	677,847
1,078,600	Telekomunikasi Indonesia Persero Tbk PT	267,459

	Total Indonesia (Cost: $1,564,019)	1,573,057

	Italy — 0.3% (Cost: $343,495)
70,000	PRADA SpA	333,630

	Kazakhstan — 0.3% (Cost: $339,608)
31,784	KAZ Minerals PLC(7)	351,798

	Kenya — 0.9% (Cost: $858,923)
3,768,100	Safari.com, Ltd.	1,048,425

	Mexico — 0.5% (Cost: $599,856)
80,200	Cemex S.A.B. de C.V.(7)	597,490

	Poland — 1.2% (Cost: $758,798)
51,303	Dino Polska S.A. (7)	1,406,938

	Russia — 3.0%
20,438	Lukoil PJSC (SP ADR)	1,461,317
494,995	Sberbank of Russia	1,694,267
9,600	Yandex N.V.(7)	345,216

	Total Russia (Cost: $2,963,113)	3,500,800

	Singapore — 0.1% (Cost: $152,450)
17,600	Oversea-Chinese Banking Corp., Ltd.	149,943

	South Africa — 1.3%
5,015	Capitec Bank Holdings, Ltd.	364,057
34,730	Clicks Group, Ltd.	512,406
66,110	FirstRand, Ltd.	349,305
21,573	Standard Bank Group, Ltd.	335,328

	Total South Africa (Cost: $1,353,533)	1,561,096

	South Korea — 2.9%
8,764	Handsome Co., Ltd.	295,750
1,695	Kumho Petrochemical Co., Ltd.	171,790
603	LG Household & Health Care, Ltd.	652,998
1,931	Samsung Biologics Co., Ltd. (7)	644,322
29,070	Samsung Electronics Co., Ltd.	1,206,703
5,039	Samwha Capacitor Co., Ltd.	402,176

	Total South Korea (Cost: $3,113,330)	3,373,739

	Taiwan — 6.1%
529,000	Accton Technology Corp.	1,767,063
427,000	Cathay Financial Holding Co., Ltd.	736,403
794,884	E.Sun Financial Holding Co., Ltd.	554,745
157,000	Formosa Chemicals & Fibre Corp.	619,386
40,000	Globalwafers Co., Ltd.	677,132
62,000	President Chain Store Corp.	683,035
96,000	Taiwan Semiconductor Manufacturing Co., Ltd.	767,588
168,000	Taiwan Union Technology Corp.	646,826
24,113	Yageo Corp.	617,219

	Total Taiwan (Cost: $6,477,165)	7,069,397

	Thailand — 1.4%
131,800	CP ALL PCL	297,336
55,300	Kasikornbank PCL (NVDR)	361,039
221,100	PTT Exploration & Production PCL — Class N (NVDR)	917,983

	Total Thailand (Cost: $1,532,482)	1,576,358

	Turkey — 0.5% (Cost: $954,374)
419,040	Turkiye Garanti Bankasi A.S.	606,621

	United Arab Emirates — 1.6% (Cost: $979,085)
37,130	NMC Health PLC	1,845,729

	United Kingdom — 0.4% (Cost: $557,813)
168,835	Tullow Oil PLC(7)	501,599

	United States — 2.1%
7,600	Facebook, Inc.(7)	1,311,608
4,400	MSCI, Inc.	731,236

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Shares	Issues	Value
1,700	S&P Global, Inc.	$340,748

	Total United States (Cost: $2,098,948)	2,383,592

	Total Common Stock (Cost: $49,709,324)	57,517,903

	Purchased Options(9) (0.0%) (Cost: $8,400)	5

	MONEY MARKET INVESTMENTS — 4.8%
5,532,249	State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.83%(8)	5,532,249

	Total Money Market Investments (Cost: $5,532,249)	5,532,249

	Total Investments (100.7%) (Cost: $109,658,372)	117,008,154
	Liabilities In Excess Of Other Assets (-0.7%)	(858,568)

	Total Net Assets (100.0%)	$116,149,586

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

PURCHASED OPTIONS – OTC

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount (000)	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Currency Options(9)
USD Put / TRY Call	Citibank N.A.	TRY	3.85	12/19/18	560	$560	$5	$8,400	$(8,395)

							$5	$8,400	$(8,395)

FORWARD CURRENCY CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (10)
Bank of America	EUR	250,000	08/03/18	$296,809	$292,534	$(4,275)

				$296,809	$292,534	$(4,275)

SELL (11)
Bank of America	EUR	250,000	08/03/18	$303,045	$292,534	$10,511
Bank of America	SAR	73,915	05/20/19	19,477	19,697	(220)
Citibank N.A.	SAR	457,385	05/20/19	120,523	121,887	(1,364)
Citibank N.A.	SAR	565,755	04/06/20	150,000	150,181	(181)

				$593,045	$584,299	$8,746

Notes to the Schedule of Investments:

EUR	-	Euro Currency.
SAR	-	Saudi Riyal.
TRY	-	Turkish New Lira.
USD	-	U.S. Dollar.
ADR		American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
NVDR		Non-Voting Depositary Receipt.
OTC		Over the Counter.
PJSC		Private Joint-Stock Company.
SP ADR		Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2018, the value of these securities amounted to $28,373,237 or 24.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2018, the value of these securities amounted to $17,113,284 or 14.7% of net assets.

(3)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2018.

(4)		Perpetual Maturity.

(5)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(6)		Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)		Non-income producing security.

(8)		Rate disclosed is the 7-day net yield as of July 31, 2018.

(9)		See options table for description of purchased options.

(10)		Fund buys foreign currency, sells U.S. Dollar.

(11)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Agriculture	0.3%
Apparel	1.1
Auto Manufacturers	0.9
Auto Parts & Equipment	0.2
Banks	11.0
Beverages	1.1
Biotechnology	0.6
Building Materials	1.4
Chemicals	1.1
Commercial Services	0.9
Cosmetics/Personal Care	0.6
Currency Options	0.0 (1)
Diversified Financial Services	1.0
Electric	2.2
Electronics	2.0
Energy-Alternate Sources	0.2
Engineering & Construction	0.9
Food	1.7
Foreign Government Bonds	33.0
Healthcare-Products	0.6
Healthcare-Services	1.6
Household Products/Wares	0.6
Insurance	1.8
Internet	7.5
Iron & Steel	0.7
Lodging	0.3
Mining	0.8
Oil & Gas	7.0
Oil & Gas Services	0.7
Pharmaceuticals	1.5
Pipelines	0.9
Real Estate	0.7
Regional (State & Province)	0.2
Retail	2.5
Semiconductors	3.7
Software	0.7
Telecommunications	3.4
Transportation	0.5
Money Market Investments	4.8

Total	100.7%

(1)	Value rounds to less than 0% of net assets.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	July 31, 2018

Country	Percentage of Net Assets
Angola	1.1%
Argentina	3.9
Austria	0.5
Azerbaijan	0.6
Bahrain	1.0
Belarus	0.2
Bolivia	0.2
Brazil	4.4
China	16.2
Colombia	2.3
Costa Rica	0.7
Czech Republic	0.5
Dominican Republic	1.7
Ecuador	1.3
Egypt	2.4
El Salvador	0.7
France	0.5
Germany	1.1
Ghana	0.6
Greece	0.1
Honduras	0.1
India	4.8
Indonesia	3.8
Iraq	0.4
Italy	0.3
Ivory Coast	0.6
Kazakhstan	2.0
Kenya	0.9
Lebanon	0.7
Luxembourg	0.1
Mexico	3.4
Mongolia	0.3
Nigeria	1.3
Oman	1.6
Pakistan	0.3
Panama	0.7
Paraguay	0.3
Peru	1.2
Poland	1.2
Qatar	1.6
Russia	4.9
Saudi Arabia	1.7
Senegal	0.2
Singapore	0.1
South Africa	3.3
South Korea	2.9
Sri Lanka	0.9

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	July 31, 2018

Country	Percentage of Net Assets
Taiwan	6.1
Thailand	1.4
Turkey	1.9
Ukraine	1.7
United Arab Emirates	1.6
United Kingdom	0.4
United States	6.9
Uruguay	0.1
Venezuela	0.4
Zambia	0.6

Total	100.7%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	July 31, 2018

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Auto Parts & Equipment	$—	$194,500	$—	$194,500
Banks	—	2,524,384	—	2,524,384
Building Materials	—	156,500	—	156,500
Chemicals	—	180,500	—	180,500
Commercial Services	—	394,344	—	394,344
Diversified Financial Services	—	193,000	—	193,000
Electric	—	2,373,921	—	2,373,921
Energy-Alternate Sources	—	193,750	—	193,750
Food	—	193,680	—	193,680
Foreign Government Bonds	—	38,385,016	—	38,385,016
Iron & Steel	—	340,000	—	340,000
Mining	—	584,380	—	584,380
Oil & Gas Services	—	191,388	—	191,388
Oil & Gas	—	4,748,623	—	4,748,623
Pipelines	—	1,055,600	—	1,055,600
Real Estate	—	770,541	—	770,541
Regional (State & Province)	—	195,800	—	195,800
Telecommunications	—	679,070	—	679,070
Transportation	—	603,000	—	603,000

Total Fixed Income Securities	—	53,957,997	—	53,957,997

Common Stock
Agriculture	—	302,935	—	302,935
Apparel	295,750	932,691	—	1,228,441
Auto Manufacturers	—	1,078,516	—	1,078,516
Banks	2,529,767	7,789,878	—	10,319,645
Beverages	—	1,317,664	—	1,317,664
Biotechnology	—	644,322	—	644,322
Building Materials	597,490	942,399	—	1,539,889
Chemicals	307,400	791,176	—	1,098,576
Commercial Services	340,748	299,875	—	640,623
Cosmetics/Personal Care	—	652,998	—	652,998
Diversified Financial Services	—	918,802	—	918,802
Electronics	—	2,310,603	—	2,310,603
Engineering & Construction	—	1,095,000	—	1,095,000
Food	—	1,725,247	—	1,725,247
Healthcare-Products	—	734,052	—	734,052
Healthcare-Services	—	1,845,729	—	1,845,729
Household Products/Wares	—	678,414	—	678,414
Insurance	—	2,157,808	—	2,157,808
Internet	4,819,046	3,874,757	—	8,693,803
Iron & Steel	499,775	—	—	499,775
Lodging	—	338,460	—	338,460
Mining	—	351,798	—	351,798
Oil & Gas Services	—	638,977	—	638,977
Oil & Gas	2,168,636	1,419,582	—	3,588,218
Pharmaceuticals	468,450	1,337,658	—	1,806,108
Retail	—	2,849,571	—	2,849,571
Semiconductors	—	4,352,186	—	4,352,186
Software	731,236	—	—	731,236
Telecommunications	295,560	3,082,947	—	3,378,507

Total Common Stock	13,053,858	44,464,045	—	57,517,903

Currency Options	—	5	—	5
Money Market Investments	5,532,249	—	—	5,532,249

Total Investments	18,586,107	98,422,047	—	117,008,154

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	July 31, 2018

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	10,511	—	10,511
Total	$18,586,107	$98,432,558	$—	$117,018,665

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(6,040)	$—	$(6,040)

Total	$—	$(6,040)	$—	$(6,040)

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Shares	Issues	Value
	COMMON STOCK — 98.2% of Net Assets
	Australia — 5.7%
14,034	Goodman Group	$100,670
35,920	Scentre Group	113,881

		214,551

	China — 5.4%
24,000	China Overseas Land & Investment, Ltd.	75,629
12,832	Link REIT (The)	127,351

		202,980

	France — 5.5%
2,712	Klepierre	102,198
457	Unibail-Rodamco-Westfield	101,515

		203,713

	Germany — 3.6%
2,795	Deutsche Wohnen SE	136,157

	Japan — 6.8%
162	Ichigo Office REIT Investment	134,007
59	Nippon Prologis REIT, Inc.	119,278

		253,285

	United Kingdom — 6.9%
11,033	British Land Co. PLC (The)	95,497
18,880	Segro PLC	164,465

		259,962

	United States — 64.3%
1,000	American Tower Corp.	148,240
13,929	Braemar Hotels & Resorts, Inc.	159,208
12,735	Colony Capital, Inc.	78,448
779	CoreSite Realty Corp.	87,326
336	CoStar Group, Inc.(1)	139,725
1,007	Extra Space Storage, Inc.	94,628
1,493	Hilton Worldwide Holdings, Inc.	117,439
13,190	Industrial Logistics Properties Trust	304,689
3,797	Invitation Homes, Inc.	87,749
2,932	JBG SMITH Properties	107,018
576	Jones Lang LaSalle, Inc.	98,502
4,574	Kennedy-Wilson Holdings, Inc.	95,597
1,261	Macerich Co. (The)	74,475
3,529	NexPoint Residential Trust, Inc.	105,658
1,661	Prologis, Inc.	108,995
516	SBA Communications Corp.(1)	81,657
763	Simon Property Group, Inc.	134,448
9,070	Spirit Realty Capital, Inc.	75,916
3,481	Tier REIT, Inc.	82,743
2,290	Walker & Dunlop, Inc.	135,705
2,772	Weyerhaeuser Co.	94,747

		2,412,913

	Total Common Stock (Cost: $3,355,885)	3,683,561

	MONEY MARKET INVESTMENTS — 1.4%
53,002	State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.83%(2)	53,002
	Total Money Market Investments (Cost: $53,002)	53,002

	Total Investments (99.6%) (Cost: $3,408,887)	3,736,563

	Excess Of Other Assets Over Liabilities (0.4%)	15,622
	Net Assets (100.0%)	$3,752,185

Notes to the Schedule of Investments

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of July 31, 2018.

REIT	Real Estate Investment Trust.

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Diversified REITs	10.2%
Hotel & Resort REITs	4.3
Hotels, Resorts & Cruise Lines	3.1
Industrial REITs	13.2
Internet Software & Services	3.7
Office REITs	8.7
Real Estate Development	2.0
Real Estate Operating Companies	6.2
Real Estate Services	2.6
Residential REITs	5.1
Retail REITs	22.0
Specialized REITs	13.5
Thrifts & Mortgage Finance	3.6
Money Market Investments	1.4

Total	99.6%

See accompanying notes to Schedule of Investments.

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)	July 31, 2018

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Diversified REITs	$383,137	$—	$—	$383,137
Hotel & Resort REITs	159,208	—	—	159,208
Hotels, Resorts & Cruise Lines	117,439	—	—	117,439
Industrial REITs	108,995	384,413	—	493,408
Internet Software & Services	139,725	—	—	139,725
Office REITs	189,761	134,007	—	323,768
Real Estate Development	—	75,629	—	75,629
Real Estate Operating Companies	95,597	136,157	—	231,754
Real Estate Services	98,502	—	—	98,502
Residential REITs	193,407	—	—	193,407
Retail REITs	386,354	438,927	—	825,281
Specialized REITs	506,598	—	—	506,598
Thrifts & Mortgage Finance	135,705	—	—	135,705

Total Common Stock	2,514,428	1,169,133	—	3,683,561

Money Market Investments	53,002	—	—	53,002

Total Investments	$2,567,430	$1,169,133	$—	$3,736,563

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Shares	Issues	Value
	COMMON STOCK —94.4% of Net Assets
	Australia — 4.0%
7,665	Altium, Ltd.	$116,554
11,920	Bapcor, Ltd.	61,869
33,093	NEXTDC, Ltd.(1)	177,895
3,350	Sonic Healthcare, Ltd.	65,019
16,250	St Barbara, Ltd.	49,816

	Total Australia (Cost: $411,705)	471,153

	Austria — 4.4%
1,767	CA Immobilien Anlagen AG(1)	61,859
4,624	EVN AG	92,032
5,916	S IMMO AG	128,750
1,644	Schoeller-Bleckmann Oilfield Equipment AG	187,753
4,536	UNIQA Insurance Group AG	45,384

	Total Austria (Cost: $442,616)	515,778

	Canada — 3.7%
2,400	BRP, Inc.	111,852
3,500	Canfor Pulp Products, Inc.	73,253
900	Descartes Systems Group, Inc. (The)(1)	28,742
1,500	Interfor Corp.(1)	23,687
20,700	Tamarack Valley Energy, Ltd.(1)	76,313
11,300	TORC Oil & Gas, Ltd.	66,047
800	Vermilion Energy, Inc.	27,515
500	West Fraser Timber Co., Ltd.	31,029

	Total Canada (Cost: $371,949)	438,438

	China — 5.6%
83,500	Asia Cement China Holdings Corp.	64,426
1,400	Baozun, Inc. (SP ADR)(1)	80,990
56,000	Fu Shou Yuan International Group, Ltd.	51,671
47,500	HKBN, Ltd.	73,615
94,000	Microport Scientific Corp.	108,663
17,500	Sichuan Swellfun Co., Ltd.	141,186
66,000	Xiabuxiabu Catering Management China Holdings Co., Ltd.	142,820

	Total China (Cost: $522,817)	663,371

	Denmark — 5.1%
6,110	Ambu A/S	240,575
2,515	Royal Unibrew A/S	209,654
1,595	Sydbank A/S	59,244
2,210	Topdanmark A/S	94,995

	Total Denmark (Cost: $417,510)	604,468

	Egypt — 0.9%
10,625	Credit Agricole Egypt SAE	25,991
52,352	Ezz Steel(1)	81,960

	Total Egypt (Cost: $113,450)	107,951

	France — 3.0%
1,053	Devoteam S.A.	128,359
470	Eramet	46,530
2,590	Interparfums SA	114,399
637	Ubisoft Entertainment S.A.(1)	70,252

	Total France (Cost: $339,903)	359,540

	Germany — 5.3%
545	MorphoSys AG(1)	71,729
460	Nemetschek SE	63,960
775	Siltronic AG	135,251
690	Sixt SE	89,419
360	STRATEC Biomedical AG	30,370
4,950	TAG Immobilien AG	111,962
630	Wirecard AG	117,927

	Total Germany (Cost: $503,201)	620,618

	Greece — 0.2% (Cost: $29,550)
11,975	Alpha Bank AE(1)	26,160

	India — 0.5% (Cost: $59,631)
1,700	Dr Reddy’s Laboratories, Ltd. (ADR)	53,091

	Indonesia — 0.5% (Cost: $61,804)
618,800	Ace Hardware Indonesia Tbk PT	56,215

	Ireland — 0.5% (Cost: $57,397)
2,526	Keywords Studios PLC	60,386

	Israel — 1.5%
1,000	Mazor Robotics, Ltd. (SP ADR)(1)	62,620
4,915	Plus500, Ltd.	119,352

	Total Israel (Cost: $165,492)	181,972

	Italy — 3.5%
2,630	Amplifon SpA	58,690
3,754	ERG SpA	84,425
4,372	FinecoBank Banca Fineco SpA	51,299
1,715	Interpump Group SpA	53,943
25,520	Iren SpA	72,197
1,965	Moncler SpA	86,656

	Total Italy (Cost: $374,566)	407,210

	Japan — 18.3%
3,000	Anicom Holdings, Inc.	126,677
600	Ariake Japan Co., Ltd.	51,429
1,300	cocokara fine, Inc.	76,209
1,600	DTS Corp.	60,803
1,000	Fancl Corp.	52,458
1,600	Fuji Oil Holdings, Inc.	52,618
2,400	FULLCAST Holdings Co., Ltd.	60,064
500	GMO Payment Gateway, Inc.	56,280
2,000	Information Services International-Dentsu, Ltd.	57,752
2,600	Japan Lifeline Co., Ltd.	56,141
3,800	Kyowa Exeo Corp.	102,856
5,200	Link And Motivation, Inc.	58,970
2,900	Mani, Inc.	124,849
6,400	Mitsubishi Logisnext Co., Ltd.	78,916
2,800	Nakanishi, Inc.	58,519
3,200	Nihon M&A Center, Inc.	85,297
900	Nippon Gas Co., Ltd.	43,585
1,900	Open House Co., Ltd.	104,069
3,300	Outsourcing, Inc.	71,114
2,600	PALTAC Corp.	137,279
1,200	Pigeon Corp.	57,700
3,400	Rakus Co., Ltd.	54,387
1,200	Sankyu, Inc.	63,171
8,700	Systena Corp.	106,277
2,000	TechnoPro Holdings, Inc.	126,803
10,000	Tokai Carbon Co., Ltd.	183,295

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Shares	Issues	Value
	Japan (Cont.)
1,100	Welcia Holdings Co., Ltd.	$55,878

	Total Japan (Cost: $1,837,190)	2,163,396

	Kazakhstan — 0.5% (Cost: $49,816)
4,755	KAZ Minerals PLC(1)	52,630

	Kenya — 0.5% (Cost: $63,062)
218,500	Safari.com, Ltd.	60,795

	Luxembourg — 1.2%
16,056	B&M European Value Retail SA	86,825
615	Stabilus SA	52,382

	Total Luxembourg (Cost: $147,841)	139,207

	Netherlands — 4.0%
2,650	ASR Nederland NV	118,622
1,605	IMCD Group NV	116,679
1,900	InterXion Holding NV(1)	123,272
7,874	Wessanen	117,319

	Total Netherlands (Cost: $470,220)	475,892

	Norway — 1.4%
12,134	BW Offshore, Ltd.(1)	66,030
11,824	Petroleum Geo-Services ASA(1)	57,693
5,500	Storebrand ASA	46,902

	Total Norway (Cost: $172,373)	170,625

	Poland — 1.1% (Cost: $87,770)
4,600	Dino Polska S.A.(1)	126,151

	Portugal — 2.1%
462,845	Banco Comercial Portugues S.A. — Class R(1)	145,037
9,160	Navigator Co. SA (The)	52,273
2,245	Semapa-Sociedade de Investimento e Gestao	52,710

	Total Portugal (Cost: $259,206)	250,020

	South Korea — 1.1%
350	Cafe24 Corp.(1)	50,224
996	Samwha Capacitor Co., Ltd.	79,493

	Total South Korea (Cost: $127,711)	129,717

	Spain — 2.6%
4,600	Almirall SA	65,864
3,990	Applus Services SA	57,803
1,809	CIE Automotive SA	55,638
4,550	Fomento de Construcciones y Contratas SA(1)	59,171
3,400	Papeles y Cartones de Europa SA	66,382

	Total Spain (Cost: $299,415)	304,858

	Sweden — 2.9%
9,576	AAK AB	155,460
8,355	Arjo AB	28,384
1,755	D Carnegie & Co. AB(1)	32,757
4,552	Intrum Justitia AB	122,560

	Total Sweden (Cost: $325,613)	339,161

	Switzerland — 2.0%
265	Siegfried Holding AG	114,332
475	Tecan Group AG	120,533

	Total Switzerland (Cost: $199,401)	234,865

	Taiwan — 4.0%
46,000	Accton Technology Corp.	153,658
8,000	Holy Stone Enterprise Co., Ltd.	56,340
20,000	Taiwan Union Technology Corp.	77,003
4,000	TCI Co., Ltd.	75,982
34,000	Wafer Works Corp.(1)	70,250
1,594	Yageo Corp.	40,801

	Total Taiwan (Cost: $391,213)	474,034

	United Arab Emirates — 1.6% (Cost: $78,809)
3,814	NMC Health PLC	189,594

	United Kingdom — 10.0%
6,658	Abcam PLC	129,017
11,930	Acal PLC	64,397
32,147	Advanced Medical Solutions Group PLC	152,019
1,605	AVEVA Group PLC	55,340
1,555	Dechra Pharmaceuticals PLC	60,857
74,979	EnQuest PLC(1)	35,490
3,140	Fevertree Drinks PLC	141,875
12,272	Morgan Advanced Materials PLC	57,437
80,310	Premier Oil PLC(1)	135,016
7,555	Redrow PLC	53,229
5,855	Softcat PLC	62,057
14,540	SSP Group Plc	130,030
35,211	Tullow Oil PLC(1)	104,610

	Total United Kingdom (Cost: $1,021,597)	1,181,374

	United States — 2.4%
200	Bio-Rad Laboratories, Inc.(1)	61,330
9,342	Burford Capital, Ltd.	225,455

	Total United States (Cost: $192,797)	286,785

	Total Common Stock (Cost: $9,595,625)	11,145,455

	PREFERRED STOCK — 0.5%
	Brazil — 0.2% (Cost: $28,988)
7,000	Banco ABC Brasil SA 0.37%	28,919

	Germany — 0.3% (Cost: $30,843)
210	Sartorius AG, 0.57%	34,162

	Total Preferred Stock (Cost: $59,831)	63,081

	MONEY MARKET INVESTMENTS — 5.9%
692,445	State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.83%(2)	692,445

	Total Money Market Investments (Cost: $692,445)	692,445

	Total Investments (100.8%) (Cost: $10,347,901)	11,900,981
	Liabilities In Excess Of Other Assets (-0.8%)	(94,340)

	Total Net Assets (100.0%)	$11,806,641

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Notes to the Schedule of Investments:
ADR	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of July 31, 2018.

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Auto Components	0.5%
Banks	2.8
Beverages	4.2
Biotechnology	1.1
Capital Markets	1.9
Chemicals	1.5
Commercial Services & Supplies	1.0
Communications Equipment	1.3
Construction & Engineering	1.4
Construction Materials	0.6
Containers & Packaging	0.6
Distributors	1.7
Diversified Consumer Services	0.4
Diversified Financial Services	1.0
Diversified Telecommunication Services	0.6
Electric Utilities	0.8
Electronic Equipment, Instruments & Components	2.7
Energy Equipment & Services	2.6
Food & Staples Retailing	2.2
Food Products	3.1
Gas Utilities	0.4
Health Care Equipment & Supplies	7.1
Health Care Providers & Services	3.2
Hotels, Restaurants & Leisure	2.3
Household Durables	0.5
Household Products	0.5
Independent Power and Renewable Electricity Producers	0.7
Insurance	3.7
Internet Software & Services	4.2
IT Services	5.6
Leisure Products	1.0
Life Sciences Tools & Services	3.1
Machinery	2.2
Metals & Mining	2.0
Multi-Utilities	0.6
Multiline Retail	0.7
Oil, Gas & Consumable Fuels	3.7
Paper & Forest Products	2.0
Personal Products	1.9
Pharmaceuticals	1.5
Professional Services	3.9
Real Estate	1.0
Real Estate Management & Development	1.7
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	1.7
Software	3.7
Specialty Retail	0.5

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Textiles, Apparel & Luxury Goods	0.7
Trading Companies & Distributors	1.0
Wireless Telecommunication Services	0.5
Money Market Investments	5.9

Total	100.8%

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2018

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Auto Components	$—	$55,638	$—	$55,638
Banks	25,991	281,740	—	307,731
Beverages	—	492,715	—	492,715
Biotechnology	—	129,017	—	129,017
Capital Markets	—	225,455	—	225,455
Chemicals	—	183,296	—	183,296
Commercial Services & Supplies	—	122,560	—	122,560
Communications Equipment	—	153,658	—	153,658
Construction & Engineering	—	162,026	—	162,026
Construction Materials	—	64,426	—	64,426
Containers & Packaging	—	66,382	—	66,382
Distributors	—	199,148	—	199,148
Diversified Consumer Services	—	51,671	—	51,671
Diversified Financial Services	—	119,352	—	119,352
Diversified Telecommunication Services	—	73,615	—	73,615
Electric Utilities	—	92,032	—	92,032
Electronic Equipment, Instruments & Components	—	318,035	—	318,035
Energy Equipment & Services	—	311,476	—	311,476
Food & Staples Retailing	—	258,238	—	258,238
Food Products	—	376,826	—	376,826
Gas Utilities	—	43,585	—	43,585
Health Care Equipment & Supplies	273,392	532,606	—	805,998
Health Care Providers & Services	—	369,444	—	369,444
Hotels, Restaurants & Leisure	—	272,850	—	272,850
Household Durables	—	53,229	—	53,229
Household Products	—	57,700	—	57,700
Independent Power and Renewable Electricity Producers	—	84,425	—	84,425
Insurance	—	432,581	—	432,581
Internet Software & Services	209,739	282,506	—	492,245
IT Services	185,329	481,506	—	666,835
Leisure Products	111,853	—	—	111,853
Life Sciences Tools & Services	61,330	306,593	—	367,923
Machinery	57,437	185,241	—	242,678
Metals & Mining	81,960	148,976	—	230,936
Multi-Utilities	—	72,197	—	72,197
Multiline Retail	—	86,825	—	86,825
Oil, Gas & Consumable Fuels	169,875	275,116	—	444,991
Paper & Forest Products	127,968	104,983	—	232,951
Personal Products	114,399	128,440	—	242,839
Pharmaceuticals	53,091	126,721	—	179,812
Professional Services	—	460,051	—	460,051
Real Estate Management & Development	94,616	104,069	—	198,685
Real Estate	—	111,962	—	111,962
Road & Rail	—	152,590	—	152,590
Semiconductors & Semiconductor Equipment	—	205,502	—	205,502
Software	28,742	412,383	—	441,125
Specialty Retail	56,216	—	—	56,216
Textiles, Apparel & Luxury Goods	—	86,656	—	86,656
Trading Companies & Distributors	—	116,679	—	116,679
Wireless Telecommunication Services	—	60,795	—	60,795

Total Common Stock	1,651,938	9,493,517	—	11,145,455

Preferred Stock
Banks	28,919	—	—	28,919
Health Care Equipment & Supplies	—	34,162	—	34,162

Total Preferred Stock	28,919	34,162	—	63,081

Money Market Investments	692,445	—	—	692,445

Total Investments	$2,373,302	$9,527,679	$—	$11,900,981

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Shares	Issues	Value
	COMMON STOCK — 94.8% of Net Assets
	Aerospace & Defense — 4.2%
10,572	HEICO Corp.	$807,384
2,842	Honeywell International, Inc.	453,725

		1,261,109

	Biotechnology — 0.1%
1,000	Allakos, Inc.(1)	40,770

	Capital Markets — 2.5%
3,670	S&P Global, Inc.	735,615

	Chemicals — 7.9%
7,434	Air Products & Chemicals, Inc.	1,220,440
7,141	Celanese Corp. — Series A	843,423
2,370	Chase Corp.	292,695

		2,356,558

	Commercial Services & Supplies — 1.0%
1,524	Cintas Corp.	311,627

	Communications Equipment — 1.2%
2,932	Motorola Solutions, Inc.	355,651

	Diversified Financial Services — 4.5%
5,884	Berkshire Hathaway, Inc. — Class B(1)	1,164,267
15,874	GS Acquisition Holdings Corp.(1)	165,883

		1,330,150

	Electronic Equipment, Instruments & Components — 2.7%
12,318	Agilent Technologies, Inc.	813,481

	Food Products — 2.7%
21,622	Conagra Brands, Inc.	793,744

	Health Care Equipment & Supplies — 4.8%
19,564	Baxter International, Inc.	1,417,412

	Hotels, Restaurants & Leisure — 2.0%
7,488	Hilton Worldwide Holdings, Inc.	589,006

	Industrial Conglomerates — 8.3%
8,711	Danaher Corp.	893,574
5,203	Roper Technologies, Inc.	1,570,786

		2,464,360

	Internet Software & Services — 3.2%
11,177	Trade Desk, Inc. (The)(1)	942,445

	IT Services — 7.7%
5,393	EVO Payments, Inc.(1)	114,062
14,185	Fiserv, Inc.(1)	1,070,684
2,601	Mastercard, Inc.	514,998
4,211	Visa, Inc.	575,812

		2,275,556

	Machinery — 6.5%
2,495	Caterpillar, Inc.	358,781
8,557	IDEX Corp.	1,314,184
1,687	Illinois Tool Works, Inc.	241,798

		1,914,763

	Professional Services — 14.0%
10,369	IHS Markit, Ltd.(1)	549,868
49,785	TransUnion	3,604,434

		4,154,302

	Semiconductors & Semiconductor Equipment — 2.2%
2,923	Broadcom, Inc.	648,234

	Software — 18.4%
8,705	Activision Blizzard, Inc.	639,121
4,520	Constellation Software, Inc.	3,273,806
14,332	Microsoft Corp.	1,520,339
1,000	Tenable Holdings, Inc.(1)	29,900

		5,463,166

	Specialty Retail — 0.9%
2,717	Floor & Decor Holdings, Inc.(1)	129,737
3,514	National Vision Holdings, Inc.(1)	142,879

		272,616

	Total Common Stock (Cost: $21,982,991)	28,140,565

	MONEY MARKET INVESTMENTS — 3.2%
961,678	State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.83%(2)	961,678

	Total Money Market Investments (Cost: $961,678)	961,678

	Total Investments (98.0%) (Cost: $22,944,669)	29,102,243

	Excess Of Other Assets Over Liabilities (2.0%)	584,552

	Net Assets (100.0%)	$29,686,795

Notes to the Schedule of Investments

SP ADR	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of July 31, 2018.

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Aerospace & Defense	4.2%
Biotechnology	0.1
Capital Markets	2.5
Chemicals	7.9
Commercial Services & Supplies	1.0
Communications Equipment	1.2
Diversified Financial Services	4.5
Electronic Equipment, Instruments & Components	2.7
Food Products	2.7
Health Care Equipment & Supplies	4.8
Hotels, Restaurants & Leisure	2.0
Industrial Conglomerates	8.3
Internet Software & Services	3.2
IT Services	7.7
Machinery	6.5
Professional Services	14.0
Semiconductors & Semiconductor Equipment	2.2
Software	18.4
Specialty Retail	0.9
Money Market Investments	3.2

Total	98.0%

See accompanying notes to Schedule of Investments.

TCW New America Premier Equities Fund

Fair Valuation Summary (Unaudited)	July 31, 2018

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$1,261,109	$—	$—	$1,261,109
Biotechnology	40,770	—	—	40,770
Capital Markets	735,615	—	—	735,615
Chemicals	2,356,558	—	—	2,356,558
Commercial Services & Supplies	311,627	—	—	311,627
Communications Equipment	355,651	—	—	355,651
Diversified Financial Services	1,330,150	—	—	1,330,150
Electronic Equipment, Instruments & Components	813,481	—	—	813,481
Food Products	793,744	—	—	793,744
Health Care Equipment & Supplies	1,417,412	—	—	1,417,412
Hotels, Restaurants & Leisure	589,006	—	—	589,006
Industrial Conglomerates	2,464,360	—	—	2,464,360
Internet Software & Services	942,445	—	—	942,445
IT Services	2,275,556	—	—	2,275,556
Machinery	1,914,763	—	—	1,914,763
Professional Services	4,154,302	—	—	4,154,302
Semiconductors & Semiconductor Equipment	648,234	—	—	648,234
Software	5,463,166	—	—	5,463,166
Specialty Retail	272,616	—	—	272,616

Total Common Stock	28,140,565	—	—	28,140,565

Money Market Investments	961,678	—	—	961,678

Total Investments	$29,102,243	$—	$—	$29,102,243

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Shares	Issues	Value
	COMMON STOCK — 99.9% of Net Assets
	Aerospace & Defense — 3.5%
300,906	Textron, Inc.	$20,542,853

	Air Freight & Logistics — 2.6%
32,185	FedEx Corp.	7,913,326
60,000	United Parcel Service, Inc. — Class B	7,193,400

		15,106,726

	Auto Components — 2.2%
342,389	Johnson Controls International PLC (Ireland)	12,843,011

	Banks — 11.2%
339,404	Citigroup, Inc.	24,399,753
229,486	JPMorgan Chase & Co.	26,379,416
40,300	PacWest Bancorp	2,023,866
248,370	Zions Bancorp.	12,840,729

		65,643,764

	Beverages — 2.3%
115,273	PepsiCo, Inc.	13,256,395

	Biotechnology — 3.5%
259,965	Gilead Sciences, Inc.	20,233,076

	Capital Markets — 4.6%
23,821	Goldman Sachs Group, Inc. (The)	5,655,820
239,921	Invesco, Ltd.	6,475,468
164,519	State Street Corp.	14,528,673

		26,659,961

	Chemicals — 2.6%
223,511	DowDuPont, Inc.	15,370,851

	Communications Equipment — 4.5%
615,081	Cisco Systems, Inc.	26,011,775

	Consumer Finance — 1.7%
342,955	Synchrony Financial	9,925,118

	Diversified Financial Services — 3.1%
245,970	Intercontinental Exchange, Inc.	18,179,643

	Diversified Telecommunication Services — 1.4%
260,647	AT&T, Inc.	8,332,885

	Electrical Equipment — 0.9%
197,482	nVent Electric PLC	5,411,007

	Electronic Equipment, Instruments & Components — 2.8%
493,964	Corning, Inc.	16,389,726

	Energy Equipment & Services — 6.0%
426,785	Baker Hughes, a GE Co.	14,758,225
302,856	Schlumberger, Ltd.	20,448,837

		35,207,062

	Health Care Equipment & Supplies — 1.5%
94,005	Medtronic PLC (Ireland)	8,482,071

	Household Durables — 1.9%
211,582	Lennar Corp.	11,059,391
4,211	Lennar Corp. — Class B	181,915

		11,241,306

	Household Products — 2.2%
161,500	Procter & Gamble Co. (The)	13,062,120

	Independent Power and Renewable Electricity Producers — 2.7%
1,161,465	AES Corp. (The)	15,517,172

	Industrial Conglomerates — 5.0%
967,255	General Electric Co.	13,183,686
359,467	Koninklijke Philips Electronics NV (NYRS) (Netherlands)	15,751,844

		28,935,530

	Insurance — 3.3%
102,600	American International Group, Inc.	5,664,546
293,878	MetLife, Inc.	13,441,980

		19,106,526

	Machinery — 1.2%
163,282	Pentair PLC (United Kingdom)	7,290,541

	Media — 2.2%
364,494	Comcast Corp.	13,041,595

	Metals & Mining — 1.1%
374,900	Freeport-McMoRan, Inc.	6,185,850

	Multiline Retail — 1.2%
85,600	Target Corp.	6,906,208

	Oil, Gas & Consumable Fuels — 6.4%
194,125	Chevron Corp.	24,512,164
186,736	Royal Dutch Shell PLC (SP ADR) (United Kingdom)	12,767,140

		37,279,304

	Pharmaceuticals — 4.3%
292,645	Merck & Co., Inc.	19,276,526
70,100	Novartis AG (SP ADR) (Switzerland)	5,881,390

		25,157,916

	Real Estate Management & Development — 0.9%
32,400	Jones Lang LaSalle, Inc.	5,540,724

	REIT — 0.4%
280,700	Cousins Properties, Inc.	2,616,124

	Semiconductors & Semiconductor Equipment — 8.6%
1,176,214	Cypress Semiconductor Corp.	20,948,371
244,705	Intel Corp.	11,770,311
289,848	Maxim Integrated Products, Inc.	17,721,307

		50,439,989

	Technology Hardware, Storage & Peripherals — 1.3%
143,638	Seagate Technology PLC (Netherlands)	7,558,232

	Textiles, Apparel & Luxury Goods — 2.8%
347,954	Tapestry, Inc.	16,395,592

	Total Common Stock (Cost: $458,728,276)	583,870,653

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Shares	Issues	Value
	MONEY MARKET INVESTMENTS — 0.2%
1,094,032	State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.83%(1)	$1,094,032

	Total Money Market Investments (Cost: $1,094,032)	1,094,032

	Total Investments (100.1%) (Cost: $459,822,308)	584,964,685
	Liabilities In Excess Of Other Assets (-0.1%)	(703,739)

	Net Assets (100.0%)	$584,260,946

MONEY MARKET INVESTMENTS

NYRS	New York Registry Shares.
SP ADR	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)	Rate disclosed is the 7-day net yield as of July 31, 2018.

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Aerospace & Defense	3.5%
Air Freight & Logistics	2.6
Auto Components	2.2
Banks	11.2
Beverages	2.3
Biotechnology	3.5
Capital Markets	4.6
Chemicals	2.6
Communications Equipment	4.5
Consumer Finance	1.7
Diversified Financial Services	3.1
Diversified Telecommunication Services	1.4
Electrical Equipment	0.9
Electronic Equipment, Instruments & Components	2.8
Energy Equipment & Services	6.0
Health Care Equipment & Supplies	1.5
Household Durables	1.9
Household Products	2.2
Independent Power and Renewable Electricity Producers	2.7
Industrial Conglomerates	5.0
Insurance	3.3
Machinery	1.2
Media	2.2
Metals & Mining	1.1
Multiline Retail	1.2
Oil, Gas & Consumable Fuels	6.4
Pharmaceuticals	4.3
REIT	0.4
Real Estate Management & Development	0.9
Semiconductors & Semiconductor Equipment	8.6
Technology Hardware, Storage & Peripherals	1.3
Textiles, Apparel & Luxury Goods	2.8
Money Market Investments	0.2

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW Relative Value Dividend Appreciation Fund

Fair Valuation Summary (Unaudited)	July 31, 2018

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$20,542,853	$—	$—	$20,542,853
Air Freight & Logistics	15,106,726	—	—	15,106,726
Auto Components	12,843,011	—	—	12,843,011
Banks	65,643,764	—	—	65,643,764
Beverages	13,256,395	—	—	13,256,395
Biotechnology	20,233,076	—	—	20,233,076
Capital Markets	26,659,961	—	—	26,659,961
Chemicals	15,370,851	—	—	15,370,851
Communications Equipment	26,011,775	—	—	26,011,775
Consumer Finance	9,925,118	—	—	9,925,118
Diversified Financial Services	18,179,643	—	—	18,179,643
Diversified Telecommunication Services	8,332,885	—	—	8,332,885
Electrical Equipment	5,411,007	—	—	5,411,007
Electronic Equipment, Instruments & Components	16,389,726	—	—	16,389,726
Energy Equipment & Services	35,207,062	—	—	35,207,062
Health Care Equipment & Supplies	8,482,071	—	—	8,482,071
Household Durables	11,241,306	—	—	11,241,306
Household Products	13,062,120	—	—	13,062,120
Independent Power and Renewable Electricity Producers	15,517,172	—	—	15,517,172
Industrial Conglomerates	28,935,530	—	—	28,935,530
Insurance	19,106,526	—	—	19,106,526
Machinery	7,290,541	—	—	7,290,541
Media	13,041,595	—	—	13,041,595
Metals & Mining	6,185,850	—	—	6,185,850
Multiline Retail	6,906,208	—	—	6,906,208
Oil, Gas & Consumable Fuels	37,279,304	—	—	37,279,304
Pharmaceuticals	25,157,916	—	—	25,157,916
REIT	2,616,124	—	—	2,616,124
Real Estate Management & Development	5,540,724	—	—	5,540,724
Semiconductors & Semiconductor Equipment	50,439,989	—	—	50,439,989
Technology Hardware, Storage & Peripherals	7,558,232	—	—	7,558,232
Textiles, Apparel & Luxury Goods	16,395,592	—	—	16,395,592

Total Common Stock	583,870,653	—	—	583,870,653

Money Market Investments	1,094,032	—	—	1,094,032

Total Investments	$584,964,685	$—	$—	$584,964,685

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Shares	Issues	Value
	COMMON STOCK — 99.0% of Net Assets
	Aerospace & Defense — 4.7%
332,710	Textron, Inc.	$22,714,112

	Air Freight & Logistics — 1.2%
46,570	United Parcel Service, Inc. — Class B	5,583,277

	Auto Components — 3.5%
327,698	Dana, Inc.	6,996,352
260,868	Johnson Controls International PLC (Ireland)	9,785,159

		16,781,511

	Banks — 11.4%
294,900	Citigroup, Inc.	21,200,361
189,758	JPMorgan Chase & Co.	21,812,682
219,700	Zions Bancorp.	11,358,490

		54,371,533

	Beverages — 2.1%
87,700	PepsiCo, Inc.	10,085,500

	Biotechnology — 2.9%
179,529	Gilead Sciences, Inc.	13,972,742

	Capital Markets — 3.9%
21,562	Goldman Sachs Group, Inc. (The)	5,119,466
153,100	Invesco, Ltd.	4,132,169
107,400	State Street Corp.	9,484,494

		18,736,129

	Chemicals — 1.8%
127,786	DowDuPont, Inc.	8,787,843

	Communications Equipment — 4.1%
463,190	Cisco Systems, Inc.	19,588,305

	Construction & Engineering — 0.6%
58,100	Fluor Corp.	2,977,625

	Consumer Finance — 1.5%
248,992	Synchrony Financial	7,205,828

	Diversified Financial Services — 3.1%
198,005	Intercontinental Exchange, Inc.	14,634,550

	Diversified Telecommunication Services — 1.2%
181,000	AT&T, Inc.	5,786,570

	Electrical Equipment — 0.5%
93,067	nVent Electric PLC(1) (Ireland)	2,550,036

	Electronic Equipment, Instruments & Components — 3.0%
428,550	Corning, Inc.	14,219,289

	Energy Equipment & Services — 4.5%
405,710	Baker Hughes, a GE Co.	14,029,452
229,300	TechnipFMC PLC (United Kingdom)	7,463,715

		21,493,167

	Health Care Equipment & Supplies — 1.4%
75,496	Medtronic PLC (Ireland)	6,812,004

	Health Care Providers & Services — 4.2%
83,100	Centene Corp.(1)	10,830,423
87,600	Molina Healthcare, Inc.(1)	9,118,284

		19,948,707

	Household Durables — 2.5%
226,963	Lennar Corp.	11,863,356
5,357	Lennar Corp. — Class B	231,422

		12,094,778

	Household Products — 2.1%
125,700	Procter & Gamble Co. (The)	10,166,616

	Independent Power and Renewable Electricity Producers — 2.3%
833,200	AES Corp. (The)	11,131,552

	Industrial Conglomerates — 1.6%
571,536	General Electric Co.	7,790,036

	Insurance — 3.9%
99,100	American International Group, Inc.	5,471,311
181,984	Hartford Financial Services Group, Inc.	9,590,557
78,500	MetLife, Inc.	3,590,590

		18,652,458

	IT Services — 2.2%
454,800	First Data Corp.(1)	10,578,648

	Machinery — 3.0%
98,567	Pentair PLC (Ireland)	4,401,016
224,230	Terex Corp.	9,893,028

		14,294,044

	Media — 3.2%
422,610	Comcast Corp.	15,120,986

	Metals & Mining — 1.9%
559,459	Freeport-McMoRan, Inc.	9,231,073

	Oil, Gas & Consumable Fuels — 4.1%
119,000	Chevron Corp.	15,026,130
23,100	Marathon Petroleum Corp.	1,867,173
95,100	Newfield Exploration Co.(1)	2,731,272

		19,624,575

	Pharmaceuticals — 4.3%
240,100	Amneal Pharmaceuticals, Inc.(1)	4,602,717
240,250	Merck & Co., Inc.	15,825,267

		20,427,984

	Real Estate Management & Development — 2.4%
66,793	Jones Lang LaSalle, Inc.	11,422,271

	Semiconductors & Semiconductor Equipment — 5.7%
903,100	Cypress Semiconductor Corp.	16,084,211
79,486	Intel Corp.	3,823,277
340,167	ON Semiconductor Corp.(1)	7,500,682

		27,408,170

	Technology Hardware, Storage & Peripherals — 2.4%
165,640	Western Digital Corp.	11,619,646

	Textiles, Apparel & Luxury Goods — 1.8%
178,442	Tapestry, Inc.	8,408,187

	Total Common Stock (Cost: $304,888,193)	474,219,752

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Shares	Issues	Value
	MONEY MARKET INVESTMENTS — 0.2%
867,284	State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.83%(2)	867,284

	Total Money Market Investments(Cost: $867,284)	867,284

	Total Investments (99.2%) (Cost: $305,755,477)	475,087,036
	Excess Of Other Assets Over Liabilities (0.8%)	3,975,729

	Net Assets (100.0%)	$479,062,765

Notes to the Schedule of Investments

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of July 31, 2018.

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Aerospace & Defense	4.7%
Air Freight & Logistics	1.2
Auto Components	3.5
Banks	11.4
Beverages	2.1
Biotechnology	2.9
Capital Markets	3.9
Chemicals	1.8
Communications Equipment	4.1
Construction & Engineering	0.6
Consumer Finance	1.5
Diversified Financial Services	3.1
Diversified Telecommunication Services	1.2
Electrical Equipment	0.5
Electronic Equipment, Instruments & Components	3.0
Energy Equipment & Services	4.5
Health Care Equipment & Supplies	1.4
Health Care Providers & Services	4.2
Household Durables	2.5
Household Products	2.1
Independent Power and Renewable Electricity Producers	2.3
Industrial Conglomerates	1.6
Insurance	3.9
IT Services	2.2
Machinery	3.0
Media	3.2
Metals & Mining	1.9
Oil, Gas & Consumable Fuels	4.1
Pharmaceuticals	4.3
Real Estate Management & Development	2.4
Semiconductors & Semiconductor Equipment	5.7
Technology Hardware, Storage & Peripherals	2.4
Textiles, Apparel & Luxury Goods	1.8
Money Market Investments	0.2

Total	99.2%

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2018

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$22,714,112	$—	$—	$22,714,112
Air Freight & Logistics	5,583,277	—	—	5,583,277
Auto Components	16,781,511	—	—	16,781,511
Banks	54,371,533	—	—	54,371,533
Beverages	10,085,500	—	—	10,085,500
Biotechnology	13,972,742	—	—	13,972,742
Capital Markets	18,736,129	—	—	18,736,129
Chemicals	8,787,843	—	—	8,787,843
Communications Equipment	19,588,305	—	—	19,588,305
Construction & Engineering	2,977,625	—	—	2,977,625
Consumer Finance	7,205,828	—	—	7,205,828
Diversified Financial Services	14,634,550	—	—	14,634,550
Diversified Telecommunication Services	5,786,570	—	—	5,786,570
Electrical Equipment	2,550,036	—	—	2,550,036
Electronic Equipment, Instruments & Components	14,219,289	—	—	14,219,289
Energy Equipment & Services	21,493,167	—	—	21,493,167
Health Care Equipment & Supplies	6,812,004	—	—	6,812,004
Health Care Providers & Services	19,948,707	—	—	19,948,707
Household Durables	12,094,778	—	—	12,094,778
Household Products	10,166,616	—	—	10,166,616
Independent Power and Renewable Electricity Producers	11,131,552	—	—	11,131,552
Industrial Conglomerates	7,790,036	—	—	7,790,036
Insurance	18,652,458	—	—	18,652,458
IT Services	10,578,648	—	—	10,578,648
Machinery	14,294,044	—	—	14,294,044
Media	15,120,986	—	—	15,120,986
Metals & Mining	9,231,073	—	—	9,231,073
Oil, Gas & Consumable Fuels	19,624,575	—	—	19,624,575
Pharmaceuticals	20,427,984	—	—	20,427,984
Real Estate Management & Development	11,422,271	—	—	11,422,271
Semiconductors & Semiconductor Equipment	27,408,170	—	—	27,408,170
Technology Hardware, Storage & Peripherals	11,619,646	—	—	11,619,646
Textiles, Apparel & Luxury Goods	8,408,187	—	—	8,408,187

Total Common Stock	474,219,752	—	—	474,219,752

Money Market Investments	867,284	—	—	867,284

Total Investments	$475,087,036	$—	$—	$475,087,036

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Shares	Issues	Value
	COMMON STOCK — 97.0% of Net Assets
	Aerospace & Defense — 3.6%
55,245	Textron, Inc.	$3,771,576

	Auto Components — 1.5%
3,500	Aptiv PLC	343,245
57,396	Dana, Inc.	1,225,405

		1,568,650

	Banks — 14.6%
22,366	Comerica, Inc.	2,168,160
163,542	KeyCorp	3,413,122
4,100	PacWest Bancorp	205,902
63,065	Popular, Inc.	3,129,916
53,829	Synovus Financial Corp.	2,660,229
74,200	Umpqua Holdings Corp.	1,580,460
42,210	Zions Bancorp.	2,182,257

		15,340,046

	Capital Markets — 4.3%
20,900	E*TRADE Financial Corp.(1)	1,250,029
18,495	Evercore Partners, Inc.	2,089,935
45,788	Invesco, Ltd.	1,235,818

		4,575,782

	Communications Equipment — 0.2%
15,400	Finisar Corp.(1)	259,490

	Construction & Engineering — 2.3%
10,700	Fluor Corp.	548,375
27,833	Jacobs Engineering Group, Inc.	1,882,346

		2,430,721

	Consumer Finance — 1.5%
47,100	Santander Consumer USA Holdings, Inc.	906,204
21,500	Synchrony Financial	622,210

		1,528,414

	Diversified Telecommunication Services — 0.4%
8,900	CenturyLink, Inc.	167,053
7,300	Zayo Group Holdings, Inc.(1)	270,757

		437,810

	Energy Equipment & Services — 6.1%
11,204	Apergy Corp.(1)	459,364
68,200	Forum Energy Technologies, Inc.(1)	896,830
289,072	Newpark Resources, Inc.(1)	3,194,246
56,800	TechnipFMC PLC (United Kingdom)	1,848,840

		6,399,280

	Food Products — 2.2%
45,600	Conagra Brands, Inc.	1,673,976
10,600	Hain Celestial Group, Inc. (The)(1)	301,464
4,700	TreeHouse Foods, Inc.(1)	223,203
1,900	Tyson Foods, Inc.	109,535

		2,308,178

	Health Care Equipment & Supplies — 0.3%
2,200	Zimmer Biomet Holdings, Inc.	276,144

	Health Care Providers & Services — 5.9%
22,800	Acadia Healthcare Co., Inc.(1)	900,144
25,500	Centene Corp.(1)	3,323,415
18,700	Molina Healthcare, Inc.(1)	1,946,483

		6,170,042

	Household Durables — 6.6%
23,479	Beazer Homes USA, Inc.(1)	300,766
19,400	DR Horton, Inc.	847,780
79,060	KB Home	1,877,675
35,000	Lennar Corp.	1,829,450
734	Lennar Corp. — Class B	31,709
58,928	Toll Brothers, Inc.	2,077,801

		6,965,181

	Independent Power and Renewable Electricity Producers — 3.0%
232,800	AES Corp. (The)	3,110,208

	Insurance — 0.8%
22,694	Assured Guaranty, Ltd.	883,250

	IT Services — 1.7%
77,600	First Data Corp.(1)	1,804,976

	Machinery — 9.0%
17,909	Dover Corp.	1,486,089
23,800	Kennametal, Inc.	927,248
101,100	Manitowoc Co., Inc. (The)(1)	2,678,139
25,555	SPX FLOW, Inc.(1)	1,214,373
47,698	Terex Corp.	2,104,436
27,000	Trinity Industries, Inc.	1,028,700

		9,438,985

	Marine — 2.3%
24,200	Kirby Corp.(1)	2,019,490
10,200	Matson, Inc.	367,200

		2,386,690

	Metals & Mining — 4.6%
21,907	Commercial Metals Co.	489,402
120,904	Freeport-McMoRan, Inc.	1,994,916
50,640	Worthington Industries, Inc.	2,370,965

		4,855,283

	Multi-Utilities — 0.5%
12,061	SCANA Corp.	482,319

	Oil, Gas & Consumable Fuels — 4.0%
5,200	Marathon Petroleum Corp.	420,316
31,500	Newfield Exploration Co.(1)	904,680
168,000	SRC Energy, Inc.(1)	1,901,760
20,600	Whiting Petroleum Corp.(1)	1,022,790

		4,249,546

	Pharmaceuticals — 1.1%
62,600	Amneal Pharmaceuticals, Inc.(1)	1,200,042

	Real Estate Management & Development — 3.3%
20,475	Jones Lang LaSalle, Inc.	3,501,430

	REIT — 2.2%
111,900	Cousins Properties, Inc.	1,042,908
12,200	Mid-America Apartment Communities, Inc.	1,229,516

		2,272,424

	Road & Rail — 1.2%
14,900	Genesee & Wyoming, Inc.(1)	1,281,400

	Semiconductors & Semiconductor Equipment — 7.2%
161,700	Cypress Semiconductor Corp.	2,879,877
53,646	Maxim Integrated Products, Inc.	3,279,916
66,811	ON Semiconductor Corp.(1)	1,473,183

		7,632,976

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Shares	Issues	Value
	Software — 0.7%
51,300	Nuance Communications, Inc.(1)	$757,701

	Technology Hardware, Storage & Peripherals — 2.8%
42,180	Western Digital Corp.	2,958,927

	Textiles, Apparel & Luxury Goods — 2.6%
59,243	Tapestry, Inc.	2,791,530

	Trading Companies & Distributors — 0.5%
17,500	Univar, Inc.(1)	481,075

	Total Common Stock (Cost: $66,491,145)	102,120,076

	MONEY MARKET INVESTMENTS — 2.7%
2,862,284	State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.83%(2)	2,862,284

	Total Money Market Investments (Cost: $2,862,284)	2,862,284

	Total Investments (99.7%) (Cost: $69,353,429)	104,982,360
	Excess Of Other Assets Over Liabilities (0.3%)	310,089

	Net Assets (100.0%)	$105,292,449

Notes to the Schedule of Investments

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of July 31, 2018.

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Aerospace & Defense	3.6%
Auto Components	1.5
Banks	14.6
Capital Markets	4.3
Communications Equipment	0.2
Construction & Engineering	2.3
Consumer Finance	1.5
Diversified Telecommunication Services	0.4
Energy Equipment & Services	6.1
Food Products	2.2
Health Care Equipment & Supplies	0.3
Health Care Providers & Services	5.9
Household Durables	6.6
Independent Power and Renewable Electricity Producers	3.0
Insurance	0.8
IT Services	1.7
Machinery	9.0
Marine	2.3
Metals & Mining	4.6
Multi-Utilities	0.5
Oil, Gas & Consumable Fuels	4.0
Pharmaceuticals	1.1
REIT	2.2
Real Estate Management & Development	3.3
Road & Rail	1.2
Semiconductors & Semiconductor Equipment	7.2
Software	0.7
Technology Hardware, Storage & Peripherals	2.8
Textiles, Apparel & Luxury Goods	2.6
Trading Companies & Distributors	0.5
Money Market Investments	2.7

Total	99.7%

See accompanying notes to Schedule of Investments.

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	July 31, 2018

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$3,771,576	$—	$—	$3,771,576
Auto Components	1,568,650	—	—	1,568,650
Banks	15,340,046	—	—	15,340,046
Capital Markets	4,575,782	—	—	4,575,782
Communications Equipment	259,490	—	—	259,490
Construction & Engineering	2,430,721	—	—	2,430,721
Consumer Finance	1,528,414	—	—	1,528,414
Diversified Telecommunication Services	437,810	—	—	437,810
Energy Equipment & Services	6,399,280	—	—	6,399,280
Food Products	2,308,178	—	—	2,308,178
Health Care Equipment & Supplies	276,144	—	—	276,144
Health Care Providers & Services	6,170,042	—	—	6,170,042
Household Durables	6,965,181	—	—	6,965,181
Independent Power and Renewable Electricity Producers	3,110,208	—	—	3,110,208
Insurance	883,250	—	—	883,250
IT Services	1,804,976	—	—	1,804,976
Machinery	9,438,985	—	—	9,438,985
Marine	2,386,690	—	—	2,386,690
Metals & Mining	4,855,283	—	—	4,855,283
Multi-Utilities	482,319	—	—	482,319
Oil, Gas & Consumable Fuels	4,249,546	—	—	4,249,546
Pharmaceuticals	1,200,042	—	—	1,200,042
REIT	2,272,424	—	—	2,272,424
Real Estate Management & Development	3,501,430	—	—	3,501,430
Road & Rail	1,281,400	—	—	1,281,400
Semiconductors & Semiconductor Equipment	7,632,976	—	—	7,632,976
Software	757,701	—	—	757,701
Technology Hardware, Storage & Peripherals	2,958,927	—	—	2,958,927
Textiles, Apparel & Luxury Goods	2,791,530	—	—	2,791,530
Trading Companies & Distributors	481,075	—	—	481,075

Total Common Stock	102,120,076	—	—	102,120,076

Money Market Investments	2,862,284	—	—	2,862,284

Total Investments	$104,982,360	$—	$—	$104,982,360

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Shares	Issues	Value
	COMMON STOCK — 97.1% of Net Assets
	Beverages — 2.4%
376,000	Monster Beverage Corp.(1)	$22,567,520

	Biotechnology — 6.0%
122,172	Alexion Pharmaceuticals, Inc.(1)	16,243,989
186,313	BioMarin Pharmaceutical, Inc.(1)	18,735,636
237,080	Celgene Corp.(1)	21,358,537

		56,338,162

	Capital Markets — 4.2%
443,770	Charles Schwab Corp. (The)	22,658,896
82,101	S&P Global, Inc.	16,456,325

		39,115,221

	Commercial Services & Supplies — 2.1%
251,145	Waste Connections, Inc. (Canada)	19,491,363

	Food & Staples Retailing — 2.4%
100,544	Costco Wholesale Corp.	21,989,978

	Health Care Equipment & Supplies — 3.3%
44,626	Align Technology, Inc.(1)	15,915,863
138,336	West Pharmaceutical Services, Inc.	15,168,542

		31,084,405

	Hotels, Restaurants & Leisure — 1.6%
280,417	Starbucks Corp.	14,691,047

	Insurance — 2.7%
181,304	Chubb, Ltd. (Switzerland)	25,331,795

	Internet & Catalog Retail — 9.3%
36,044	Amazon.com, Inc.(1)	64,066,047
11,157	Booking Holdings, Inc.(1)	22,634,429

		86,700,476

	Internet Software & Services — 14.2%
48,342	Alphabet, Inc. — Class C(1)	58,844,783
57,455	Equinix, Inc.	25,238,832
279,177	Facebook, Inc.(1)	48,180,367

		132,263,982

	IT Services — 12.5%
135,117	Mastercard, Inc.	26,753,166
393,751	PayPal Holdings, Inc.(1)	32,342,707
416,904	Visa, Inc.	57,007,453

		116,103,326

	Life Sciences Tools & Services — 2.2%
63,606	Illumina, Inc.(1)	20,631,242

	Oil, Gas & Consumable Fuels — 1.3%
83,940	Concho Resources, Inc.(1)	12,242,649

	Pharmaceuticals — 2.5%
265,900	Zoetis, Inc.	22,995,032

	Professional Services — 3.4%
182,800	IHS Markit, Ltd.(1)	9,693,884
305,299	TransUnion	22,103,648

		31,797,532

	REIT — 4.2%
263,772	American Tower Corp.	39,101,561

	Semiconductors & Semiconductor Equipment — 1.8%
67,018	NVIDIA Corp.	16,410,028

	Software — 16.0%
205,886	Adobe Systems, Inc.(1)	50,376,186
331,709	Salesforce.com, Inc.(1)	45,493,889
198,912	ServiceNow, Inc.(1)	35,000,556
184,776	Splunk, Inc.(1)	17,756,974

		148,627,605

	Specialty Retail — 5.0%
138,050	Home Depot, Inc. (The)	27,267,636
80,895	Ulta Beauty, Inc.(1)	19,769,929

		47,037,565

	Total Common Stock (Cost: $376,964,220)	904,520,489

	MONEY MARKET INVESTMENTS — 3.0%
28,432,244	State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.83%(2)	28,432,244

	Total Money Market Investments (Cost: $28,432,244)	28,432,244

	Total Investments (100.1%) (Cost: $405,396,464)	932,952,733
	Liabilities In Excess Of Other Assets (-0.1%)	(1,242,049)

	Net Assets (100.0%)	$931,710,684

Notes to the Schedule of Investments

(1)	Non-income producing security.

(2)	Rate disclosed is the 7-day net yield as of July 31, 2018.

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Beverages	2.4%
Biotechnology	6.0
Capital Markets	4.2
Commercial Services & Supplies	2.1
Food & Staples Retailing	2.4
Health Care Equipment & Supplies	3.3
Hotels, Restaurants & Leisure	1.6
Insurance	2.7
Internet & Catalog Retail	9.3
Internet Software & Services	14.2
IT Services	12.5
Life Sciences Tools & Services	2.2
Oil, Gas & Consumable Fuels	1.3
Pharmaceuticals	2.5
Professional Services	3.4
REIT	4.2
Semiconductors & Semiconductor Equipment	1.8
Software	16.0
Specialty Retail	5.0
Money Market Investments	3.0

Total	100.1%

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	July 31, 2018

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Beverages	$22,567,520	$—	$—	$22,567,520
Biotechnology	56,338,162	—	—	56,338,162
Capital Markets	39,115,221	—	—	39,115,221
Commercial Services & Supplies	19,491,363	—	—	19,491,363
Food & Staples Retailing	21,989,978	—	—	21,989,978
Health Care Equipment & Supplies	31,084,405	—	—	31,084,405
Hotels, Restaurants & Leisure	14,691,047	—	—	14,691,047
Insurance	25,331,795	—	—	25,331,795
Internet & Catalog Retail	86,700,476	—	—	86,700,476
Internet Software & Services	132,263,982	—	—	132,263,982
IT Services	116,103,326	—	—	116,103,326
Life Sciences Tools & Services	20,631,242	—	—	20,631,242
Oil, Gas & Consumable Fuels	12,242,649	—	—	12,242,649
Pharmaceuticals	22,995,032	—	—	22,995,032
Professional Services	31,797,532	—	—	31,797,532
REIT	39,101,561	—	—	39,101,561
Semiconductors & Semiconductor Equipment	16,410,028	—	—	16,410,028
Software	148,627,605	—	—	148,627,605
Specialty Retail	47,037,565	—	—	47,037,565

Total Common Stock	904,520,489	—	—	904,520,489

Money Market Investments	28,432,244	—	—	28,432,244

Total Investments	$932,952,733	$—	$—	$932,952,733

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Equity Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ. Options on equity securities and options on indexes are valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds are valued based on the net asset value (“NAV”) per share as reported by the fund companies. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker dealers.

TCW Funds, Inc. (the “Company” and each series a “Fund” and collectively, the “Funds”) has adopted, after the approval by the Company’s Board of Directors (the “Board”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin America and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued by the Pricing Committee of TCW Investment Management Company LLC (the “Advisor”) in accordance with the guidelines established by the Board’s Valuation Committee and under the general oversight of the Board.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurement broadly based on inputs that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy; if a discount is applied and insignificant, they are categorized as Level 2. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore; the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets and are categorized in Level 2 of the fair value hierarchy.

Exchange-traded funds. Exchange-traded funds are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Mutual Funds. Open-end mutual funds are valued using the NAV as reported by the fund companies. As such, they are categorized in Level 1.

Options contracts. Option contracts traded on exchanges are fair valued using market mid prices; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

U.S. and foreign government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The summary of the inputs used as of July 31, 2018, in valuing the Fund’s investments is listed after the Schedule of Investments.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Fund	Transfer out of Level 1* and Transfer into Level 2	Transfer out of Level 2* and Transfer into Level 1
TCW Developing Markets Equity Fund	$185,901	$—
TCW Emerging Markets Multi-Asset Opportunities Fund	$1,519,751	$—
TCW International Small Cap Fund	$634,574	$—

*	The Funds recognize transfers between the Levels as of the beginning of the period.

The transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended July 31, 2018, were due to changes in valuation from the exchange closing price to the fair value price as discussed in the previous section regarding foreign equities.

There were no securities under level 3 classification as of July 31, 2018.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended July 31, 2018, the TCW Emerging Markets Multi-Asset Opportunities Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories (in thousands, except Notional Amounts):

Foreign Currency Risk
Asset Derivatives
Investments(1)	$—
Forward Contracts	11

Total Value	$11
Liability Derivatives
Forward Contracts	$(6)

Total Value	$(6)
Notional Amounts (2)
Forward Currency Contracts	$1,769,437
Options Purchased	$908,875

(1)	Represents purchased options, at value.
(2)	Amount disclosed represents average notional amounts, which are representative of the volume traded for the period ended July 31, 2018.

Forward Foreign Currency Contracts: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as unrealized gains or losses. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Multi-Asset Opportunities Fund had forward foreign currency contracts outstanding as of July 31, 2018.

Options: The Funds, with the exception of the TCW Conservative Allocation Fund, may purchase and sell put and call options on a security or an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options traded on a securities or options exchange typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended July 31, 2018, the TCW Emerging Markets Multi-Asset Opportunities Fund had purchased and written options.

Swap Agreements. The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund may enter into enter into an interest rate swap agreement. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. At the period ended July 31, 2018, none of the Funds held swap agreements.

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with the market. In addition, because a Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Repurchase Agreements: The Funds may enter into Repurchase Agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2018.

Note 2 – Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in the affiliated funds for the period ended July 31, 2018 is listed after the Schedule of Investments.

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933 (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at July 31, 2018.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 103.0% of Net Assets

CORPORATE BONDS — 36.0%

Aerospace/Defense — 0.4%
L3 Technologies, Inc.
4.40%	06/15/28	$2,470,000	$2,487,660
Northrop Grumman Corp.
3.25%	01/15/28	2,395,000	2,274,788

			4,762,448

Agriculture — 0.1%
Bat Capital Corp.
2.30% (1)	08/14/20	1,380,000	1,354,233

Airlines — 0.5%
America West Airlines, Inc. Pass-Through Certificates, (01-1) (EETC)
7.10%	10/02/22	1,496,823	1,580,945
Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1) (EETC)
7.71%	10/02/22	15,662	16,452
Continental Airlines, Inc. Pass-Through Certificates, (07-1-A) (EETC)
5.98%	10/19/23	838,119	884,634
Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1) (EETC)
7.25%	05/10/21	560,580	584,404
Continental Airlines, Inc. Pass-Through Certificates, (99-1-A) (EETC)
6.55%	08/02/20	250,628	252,833
Northwest Airlines LLC Pass-Through Certificates, (01-1-A1) (EETC)
7.04%	10/01/23	456,886	500,290
US Airways Group, Inc. Pass-Through Certificates (12-1A) (EETC)
5.90%	04/01/26	1,621,176	1,715,330
US Airways Group, Inc. Pass-Through Certificates, (10-1A) (EETC)
6.25%	10/22/24	378,180	402,688
US Airways Group, Inc. Pass-Through Certificates, (12-2-A) (EETC)
4.63%	12/03/26	630,795	644,051

			6,581,627

Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC
8.13%	01/15/20	1,265,000	1,349,030
General Motors Co.
6.60%	04/01/36	1,545,000	1,680,257
General Motors Financial Co., Inc.
2.40%	05/09/19	555,000	554,098
3.10%	01/15/19	3,215,000	3,221,632

			6,805,017

Banks — 12.8%
Bank of America Corp.
2.37% (3 mo. USD LIBOR + 0.660%)(2)	07/21/21	945,000	927,144
2.60%	01/15/19	217,000	217,035
2.74% (3)	01/23/22	4,045,000	3,975,335
3.00% (3)	12/20/23	4,161,000	4,040,890
3.09% (3 mo. USD LIBOR + 1.090%)(2)	10/01/25	2,350,000	2,239,757
3.71% (3 mo. USD LIBOR + 1.512%)(2)	04/24/28	6,340,000	6,090,591
4.13%	01/22/24	2,460,000	2,506,661
Bank of New York Mellon Corp. (The)
2.30%	09/11/19	4,595,000	4,571,042
Citibank N.A.
3.05%	05/01/20	4,055,000	4,048,450
Citigroup, Inc.
2.05%	12/07/18	8,730,000	8,716,017
2.50%	09/26/18	3,675,000	3,675,627
2.50%	07/29/19	3,400,000	3,390,751
8.50%	05/22/19	1,485,000	1,550,637
Discover Bank
2.60%	11/13/18	1,840,000	1,839,840
4.20%	08/08/23	1,380,000	1,394,473
7.00%	04/15/20	1,375,000	1,447,759
Goldman Sachs Group, Inc. (The)
2.55%	10/23/19	2,755,000	2,741,017
2.63%	01/31/19	4,595,000	4,595,961
2.63%	04/25/21	920,000	901,957
3.81% (3 mo. USD LIBOR + 1.158%)(2)	04/23/29	1,615,000	1,548,092
3.85%	07/08/24	2,235,000	2,220,584
6.00%	06/15/20	50,000	52,455
7.50%	02/15/19	4,023,000	4,127,364
JPMorgan Chase & Co.
2.70%	05/18/23	1,930,000	1,847,281
3.22% (3 mo. USD LIBOR + 1.155%)(2)	03/01/25	2,985,000	2,881,015
3.51% (3 mo. USD LIBOR + 0.945%)(2)	01/23/29	3,215,000	3,057,775
3.90%	07/15/25	4,695,000	4,692,512
JPMorgan Chase Bank NA
2.60% (3 mo. USD LIBOR + 0.028%)(2)	02/01/21	6,435,000	6,383,829
2.61% (3)	02/13/20	6,470,000	6,478,630
3.09% (3)	04/26/21	2,075,000	2,070,327
Lloyds Banking Group PLC (United Kingdom)
2.91% (3 mo. USD LIBOR + 0.810%)(2)	11/07/23	1,600,000	1,529,412
Lloyds TSB Bank PLC (United Kingdom)
5.80% (1)	01/13/20	780,000	808,456
Macquarie Bank, Ltd. (Australia)
2.35% (1)	01/15/19	2,985,000	2,978,010
Morgan Stanley
3.16% (3 mo. USD LIBOR + 0.800%)(2)	02/14/20	2,755,000	2,763,070
3.28% (3 mo. USD LIBOR + 0.930%)(2)	07/22/22	4,595,000	4,636,442
3.77% (3 mo. USD LIBOR + 1.114%)(2)	01/24/29	1,615,000	1,560,400
5.63%	09/23/19	2,525,000	2,602,251
7.30%	05/13/19	9,620,000	9,951,838
PNC Bank NA
2.25%	07/02/19	1,840,000	1,833,396
3.80%	07/25/23	3,215,000	3,222,727
Santander UK PLC (United Kingdom)
2.50%	03/14/19	2,985,000	2,977,788
3.37% (3 mo. USD LIBOR + 1.080%)(2)	01/05/24	2,460,000	2,383,009
3.40%	06/01/21	2,050,000	2,051,739
UBS AG (Switzerland)
2.64% (3 mo. USD LIBOR + 0.32%)(1),(2)	05/28/19	3,035,000	3,040,638
US Bank NA/Cincinnati OH
3.40%	07/24/23	2,420,000	2,413,104
Wells Fargo & Co.
2.60%	07/22/20	2,165,000	2,141,493

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
Banks (Continued)
2.63%	07/22/22	$1,840,000	$1,775,284
3.00%	04/22/26	9,600,000	8,968,166
3.55%	09/29/25	850,000	829,270
Wells Fargo Bank N.A.
2.40%	01/15/20	13,780,000	13,644,281

			166,341,582

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc.
3.65%	02/01/26	920,000	904,672
4.90%	02/01/46	2,285,000	2,391,257
Constellation Brands, Inc.
3.88%	11/15/19	1,840,000	1,857,817

			5,153,746

Biotechnology — 0.9%
Amgen, Inc.
4.40%	05/01/45	3,150,000	3,110,653
Baxalta, Inc.
2.88%	06/23/20	1,840,000	1,822,223
Biogen, Inc.
5.20%	09/15/45	1,073,000	1,156,389
Celgene Corp.
3.90%	02/20/28	2,295,000	2,227,581
5.00%	08/15/45	2,020,000	2,025,852
Gilead Sciences, Inc.
4.15%	03/01/47	920,000	894,169

			11,236,867

Chemicals — 0.1%
Dow Chemical Co. (The)
8.55%	05/15/19	920,000	960,262

Commercial Services — 0.1%
IHS Markit, Ltd.
4.75%	08/01/28	1,750,000	1,744,977

Computers — 0.3%
Dell International LLC / EMC Corp.
3.48% (1)	06/01/19	3,215,000	3,226,163

Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)
4.50%	05/15/21	1,690,000	1,723,800
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust (Netherlands)
5.00%	10/01/21	590,000	607,848
Air Lease Corp.
4.75%	03/01/20	3,120,000	3,177,615
American Express Credit Corp.
2.20%	03/03/20	2,435,000	2,403,594
GE Capital International Funding Co. Unlimited Co. (Ireland)
4.42%	11/15/35	425,000	414,825
International Lease Finance Corp.
6.25%	05/15/19	1,380,000	1,415,170
7.13% (1)	09/01/18	3,675,000	3,687,960

			13,430,812

Electric — 3.3%
Appalachian Power Co.
3.30%	06/01/27	690,000	656,630
4.45%	06/01/45	690,000	705,427
Black Hills Corp.
2.50%	01/11/19	1,745,000	1,741,538
Dominion Energy, Inc.
2.70% (3 mo. USD LIBOR + 0.40%)(1),(2)	12/01/20	4,595,000	4,590,566
Duke Energy Florida LLC
2.10%	12/15/19	1,792,500	1,783,822
Duke Energy Progress LLC
3.70%	10/15/46	2,575,000	2,377,951
El Paso Electric Co.
3.30%	12/15/22	2,065,000	2,001,051
Emera US Finance LP
2.15%	06/15/19	3,384,000	3,354,277
Entergy Mississippi, Inc.
3.10%	07/01/23	2,755,000	2,705,239
FirstEnergy Transmission LLC
4.35% (1)	01/15/25	1,455,000	1,468,933
Indiana Michigan Power Co.
4.55%	03/15/46	920,000	952,643
ITC Holdings Corp.
3.25%	06/30/26	3,675,000	3,454,151
Kansas City Power & Light Co.
3.15%	03/15/23	3,675,000	3,573,099
KCP&L Greater Missouri Operations Co.
8.27%	11/15/21	1,100,000	1,238,192
Metropolitan Edison Co.
3.50% (1)	03/15/23	3,030,000	2,998,850
MidAmerican Energy Co.
5.80%	10/15/36	1,655,000	2,005,771
Niagara Mohawk Power Corp.
2.72% (1)	11/28/22	920,000	892,433
Public Service Co. of Oklahoma
4.40%	02/01/21	1,840,000	1,882,024
Puget Energy, Inc.
6.00%	09/01/21	1,820,000	1,936,605
Southwestern Electric Power Co.
6.45%	01/15/19	920,000	932,583
Tucson Electric Power Co.
5.15%	11/15/21	1,000,000	1,041,034

			42,292,819

Energy-Alternate Sources — 0.1%
Alta Wind Holdings LLC
7.00% (1),(4),(5)	06/30/35	963,994	1,030,682

Environmental Control — 0.1%
Republic Services, Inc.
2.90%	07/01/26	1,905,000	1,766,411

Food — 0.9%
General Mills, Inc.
4.20%	04/17/28	1,500,000	1,496,570
Kraft Heinz Foods Co.
3.00%	06/01/26	805,000	739,036
3.95%	07/15/25	1,700,000	1,670,362
4.38%	06/01/46	1,560,000	1,384,220
4.63%	01/30/29	685,000	685,859
5.38%	02/10/20	143,000	147,928
6.13%	08/23/18	2,755,000	2,760,835
Mondelez International Holdings Netherlands BV (Netherlands)
2.00% (1)	10/28/21	920,000	877,742
2.95% (3 mo. USD LIBOR + 0.610%)(1),(2)	10/28/19	2,205,000	2,212,749

			11,975,301

Forest Products & Paper — 0.3%
Georgia-Pacific LLC
2.54% (1)	11/15/19	3,675,000	3,650,468

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
Gas — 0.3%
CenterPoint Energy Resources Corp.
6.25%	02/01/37	$1,610,000	$1,909,365
KeySpan Gas East Corp.
5.82% (1)	04/01/41	1,551,000	1,880,435

			3,789,800

Healthcare-Products — 0.3%
Abbott Laboratories
2.35%	11/22/19	739,000	736,050
Becton Dickinson and Co.
3.21% (3)	12/29/20	3,675,000	3,682,108

			4,418,158

Healthcare-Services — 2.3%
Anthem, Inc.
2.50%	11/21/20	1,380,000	1,360,361
3.65%	12/01/27	2,405,000	2,291,394
Cigna Corp.
3.05%	10/15/27	2,370,000	2,148,643
Fresenius Medical Care US Finance II, Inc.
5.63% (1)	07/31/19	4,700,000	4,813,173
Hartford HealthCare Corp.
5.75%	04/01/44	2,545,000	2,976,774
Humana, Inc.
2.63%	10/01/19	1,840,000	1,830,502
Kaiser Foundation Hospitals
4.15%	05/01/47	675,000	682,785
New York and Presbyterian Hospital (The)
3.56%	08/01/36	3,770,000	3,568,817
NYU Hospitals Center
4.43%	07/01/42	2,755,000	2,802,660
Saint Barnabas Health Care System
4.00%	07/01/28	3,290,000	3,286,236
Sutter Health
2.29%	08/15/53	2,270,000	2,252,975
UnitedHealth Group, Inc.
4.63%	07/15/35	1,200,000	1,282,447

			29,296,767

Insurance — 0.7%
Berkshire Hathaway Finance Corp.
4.40%	05/15/42	500,000	517,198
Farmers Exchange Capital
7.20% (1)	07/15/48	1,495,000	1,790,542
Farmers Exchange Capital II
6.15% (3 mo. USD LIBOR + 3.744%)(1),(2)	11/01/53	2,065,000	2,216,256
MetLife, Inc.
5.70%	06/15/35	300,000	344,720
Protective Life Global Funding
1.72% (1)	04/15/19	3,675,000	3,648,394
Prudential Financial, Inc.
4.50%	11/15/20	920,000	945,706

			9,462,816

Media — 0.4%
CBS Corp.
3.70% (1)	06/01/28	2,395,000	2,249,749
Charter Communications Operating LLC / Charter Communications Operating Capital
3.75%	02/15/28	3,189,000	2,948,815
NBCUniversal Media LLC
5.15%	04/30/20	200,000	206,796

			5,405,360

Miscellaneous Manufacturers — 0.4%
General Electric Capital Corp.
2.82% (3 mo. USD LIBOR + 0.480%)(2)	08/15/36	3,045,000	2,557,514
3.15%	09/07/22	287,000	283,355
Siemens Financieringsmaatschappij NV (Netherlands)
1.70% (1)	09/15/21	2,633,000	2,512,106

			5,352,975

Oil & Gas — 0.1%
Shell International Finance BV (Netherlands)
4.38%	05/11/45	1,150,000	1,208,922

Packaging & Containers — 0.2%
Amcor Finance USA, Inc.
3.63% (1)	04/28/26	1,380,000	1,302,746
WestRock MWV LLC
7.38%	09/01/19	1,840,000	1,921,656

			3,224,402

Pharmaceuticals — 1.7%
AbbVie, Inc.
4.70%	05/14/45	50,000	49,303
Actavis Funding SCS (Luxembourg)
3.80%	03/15/25	920,000	903,967
4.55%	03/15/35	1,055,000	1,031,889
Actavis, Inc.
3.25%	10/01/22	936,000	913,718
AstraZeneca PLC (United Kingdom)
3.13%	06/12/27	1,560,000	1,464,681
Bayer US Finance II LLC
4.38% (1)	12/15/28	2,840,000	2,878,677
Bayer US Finance LLC
2.38% (1)	10/08/19	3,215,000	3,181,413
CVS Health Corp.
3.88%	07/20/25	3,600,000	3,555,821
5.05%	03/25/48	3,870,000	4,025,983
Pfizer, Inc.
4.40%	05/15/44	1,177,000	1,252,621
Shire Acquisitions Investments Ireland DAC (Ireland)
1.90%	09/23/19	3,525,000	3,478,401

			22,736,474

Pipelines — 1.8%
Enbridge Energy Partners LP
5.88%	10/15/25	920,000	1,008,959
Energy Transfer Partners LP
5.95%	10/01/43	1,380,000	1,404,372
Florida Gas Transmission Co. LLC
7.90% (1)	05/15/19	1,150,000	1,192,822
Kinder Morgan Energy Partners LP
5.80%	03/15/35	780,000	833,456
Panhandle Eastern Pipe Line Co. LP
8.13%	06/01/19	760,000	790,696
Plains All American Pipeline LP / PAA Finance Corp.
4.65%	10/15/25	2,115,000	2,126,272
Ruby Pipeline LLC
6.00% (1)	04/01/22	2,100,758	2,169,320
Sabine Pass Liquefaction LLC
5.63%	03/01/25	1,840,000	1,972,825
Southern Natural Gas Co. LLC
7.35%	02/15/31	2,380,000	2,860,593
Sunoco Logistics Partners Operations LP
5.40%	10/01/47	1,500,000	1,445,801
TC PipeLines LP
4.38%	03/13/25	1,840,000	1,819,700

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
Pipelines (Continued)
Tennessee Gas Pipeline Co.
8.38%	06/15/32	$1,920,000	$2,406,729
Texas Eastern Transmission LP
2.80% (1)	10/15/22	920,000	880,644
TransCanada PipeLines, Ltd. (Canada)
6.10%	06/01/40	375,000	435,047
Williams Partners LP
3.90%	01/15/25	920,000	907,156
6.30%	04/15/40	1,150,000	1,323,594

			23,577,986

REIT — 3.2%
Alexandria Real Estate Equities, Inc.
4.60%	04/01/22	2,065,000	2,128,561
American Campus Communities Operating Partnership LP
3.35%	10/01/20	1,840,000	1,834,222
American Tower Corp.
3.00%	06/15/23	1,605,000	1,542,119
3.40%	02/15/19	2,400,000	2,403,916
AvalonBay Communities, Inc.
3.95%	01/15/21	920,000	931,834
Boston Properties LP
3.20%	01/15/25	1,605,000	1,525,685
5.88%	10/15/19	2,020,000	2,075,247
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%	04/15/23	1,895,000	1,880,920
HCP, Inc.
3.75%	02/01/19	3,150,000	3,162,493
3.88%	08/15/24	2,110,000	2,061,325
Healthcare Realty Trust, Inc.
3.75%	04/15/23	1,840,000	1,804,213
Host Hotels & Resorts LP
5.25%	03/15/22	1,840,000	1,910,142
SL Green Operating Partnership LP
3.25%	10/15/22	2,380,000	2,315,713
SL Green Realty Corp.
5.00%	08/15/18	2,240,000	2,242,079
7.75%	03/15/20	920,000	979,031
Ventas Realty LP
3.85%	04/01/27	690,000	663,370
Ventas Realty LP / Ventas Capital Corp.
2.70%	04/01/20	2,620,000	2,595,775
VEREIT Operating Partnership LP
3.00%	02/06/19	763,000	763,266
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.25% (1)	10/05/20	4,595,000	4,556,907
Welltower, Inc.
3.75%	03/15/23	555,000	549,203
4.95%	01/15/21	545,000	560,201
6.13%	04/15/20	3,125,000	3,266,231

			41,752,453

Retail — 0.7%
Alimentation Couche-Tard, Inc. (Canada)
3.55% (1)	07/26/27	3,250,000	3,100,540
Walgreens Boots Alliance, Inc.
2.70%	11/18/19	2,755,000	2,745,932
Walmart, Inc.
3.55%	06/26/25	3,115,000	3,146,466

			8,992,938

Semiconductors — 0.3%
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.38%	01/15/20	3,675,000	3,627,626

Software — 0.1%
Oracle Corp.
3.25%	11/15/27	1,605,000	1,561,736

Telecommunications — 1.6%
AT&T, Inc.
3.40%	05/15/25	1,220,000	1,160,855
4.35%	06/15/45	1,780,000	1,549,237
4.50%	03/09/48	890,000	786,559
4.75%	05/15/46	2,995,000	2,756,283
5.25%	03/01/37	3,155,000	3,167,553
Qwest Corp.
7.25%	09/15/25	920,000	978,955
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74% (1)	03/20/25	3,240,000	3,223,800
Verizon Communications, Inc.
4.27%	01/15/36	1,324,000	1,273,663
4.81%	03/15/39	905,000	914,919
4.86%	08/21/46	1,715,000	1,723,272
5.01%	04/15/49	150,000	153,092
5.25%	03/16/37	1,380,000	1,484,081
Vodafone Group PLC (United Kingdom)
4.38%	05/30/28	1,470,000	1,474,381

			20,646,650

Transportation — 0.1%
Union Pacific Corp.
3.95%	09/10/28	1,250,000	1,269,971

Total Corporate Bonds (Cost: $473,207,882)			468,638,449

MUNICIPAL BONDS — 1.0%
City of New York, General Obligation
5.05%	10/01/24	1,500,000	1,598,730
5.52%	10/01/37	1,250,000	1,481,763
Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York
4.93%	04/01/20	445,000	451,114
Los Angeles Unified School District/CA, General Obligation
5.76%	07/01/29	2,500,000	2,892,050
New York State Dormitory Authority, Revenue Bond
5.50%	03/15/30	2,480,000	2,796,572
New York State, Build America Bonds, General Obligation
5.82%	10/01/31	730,000	768,894
State of California, General Obligation
7.95%	03/01/36	3,000,000	3,231,840

Total Municipal Bonds (Cost: $13,492,617)			13,220,963

ASSET-BACKED SECURITIES — 6.6%
321 Henderson Receivables I LLC (13-3A-A)
4.08% (1)	01/17/73	1,594,671	1,608,415
321 Henderson Receivables I LLC (14-2A-A)
3.61% (1)	01/17/73	1,860,816	1,793,958
Academic Loan Funding Trust (12-1A-A2)
3.16% (1 mo. USD LIBOR + 1.100%)(1),(2)	12/27/44	2,620,013	2,629,218
Babson CLO, Ltd. (14-IIA-AR)
3.49% (3 mo. USD LIBOR + 1.150%)(1),(2)	10/17/26	500,000	500,296
Brazos Education Loan Authority, Inc. (12-1-A1)
2.76% (1 mo. USD LIBOR + 0.700%)(2)	12/26/35	1,015,247	1,014,268

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
ASSET-BACKED SECURITIES (Continued)
Brazos Higher Education Authority, Inc. (10-1-A2)
3.53% (3 mo. USD LIBOR + 1.200%)(2)	02/25/35	$675,000	$694,083
Brazos Higher Education Authority, Inc. (11-1-A3)
3.38% (3 mo. USD LIBOR + 1.050%)(2)	11/25/33	1,695,000	1,727,756
Dryden XXVI Senior Loan Fund (13-26A-AR)
3.25% (1),(3)	04/15/29	800,000	794,591
Educational Funding of the South, Inc. (11-1-A2)
2.99% (3 mo. USD LIBOR + 0.650%)(2)	04/25/35	1,545,681	1,548,190
Educational Services of America, Inc. (12-2-A)
2.79% (1 mo. USD LIBOR + 0.730%)(1),(2)	04/25/39	749,750	752,302
GCO Education Loan Funding Master Trust (06-2AR-A1RN)
2.71% (1 mo. USD LIBOR + 0.650%)(1),(2)	08/27/46	2,637,556	2,601,391
Global SC Finance SRL (14-1A-A2)
3.09% (1)	07/17/29	1,851,000	1,797,100
Higher Education Funding I (14-1-A)
3.38% (3 mo. USD LIBOR + 1.050%)(1),(2)	05/25/34	2,695,551	2,731,035
Magnetite XI, Ltd. (14-11A-A1R)
3.45% (3 mo. USD LIBOR + 1.120%)(1),(2)	01/18/27	2,000,000	2,000,938
Magnetite XII, Ltd. (15-12A-AR)
3.67% (3 mo. USD LIBOR + 1.330%)(1),(2)	04/15/27	3,260,000	3,262,216
Navient Student Loan Trust (14-2-A)
2.70% (1 mo. USD LIBOR + 0.640%)(2)	03/25/83	4,057,626	4,039,151
Navient Student Loan Trust (14-3-A)
2.68% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	4,106,435	4,092,818
Navient Student Loan Trust (14-4-A)
2.68% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	1,985,256	1,978,053
Navient Student Loan Trust (16-1A-A)
2.76% (1 mo. USD LIBOR + 0.700%)(1),(2)	02/25/70	4,050,836	4,071,035
Navient Student Loan Trust (17-3A-A3)
3.11% (1 mo. USD LIBOR + 1.050%)(1),(2)	07/26/66	4,400,000	4,506,920
Nelnet Student Loan Trust (11-1A-A)
2.91% (1 mo. USD LIBOR + 0.850%)(1),(2)	02/25/48	2,437,578	2,464,004
Nelnet Student Loan Trust (14-4A-A2)
3.01% (1 mo. USD LIBOR + 0.950%)(1),(2)	11/25/48	2,965,000	2,997,703
Nelnet Student Loan Trust (15-2A-A2)
2.66% (1 mo. USD LIBOR + 0.600%)(1),(2)	09/25/47	4,656,550	4,653,864
Octagon Investment Partners 25, Ltd. (15-1A-AR)
3.15% (1),(3)	10/20/26	4,500,000	4,471,124
PHEAA Student Loan Trust (15-1A-A)
2.66% (1 mo. USD LIBOR + 0.600%)(1),(2)	10/25/41	2,072,404	2,051,701
SLM Student Loan Trust (06-2-A6)
2.51% (3 mo. USD LIBOR + 0.170%)(2)	01/25/41	3,384,014	3,309,702
SLM Student Loan Trust (06-8-A6)
2.50% (3 mo. USD LIBOR + 0.160%)(2)	01/25/41	3,400,000	3,299,705
SLM Student Loan Trust (07-6-A4)
2.72% (3 mo. USD LIBOR + 0.380%)(2)	10/25/24	2,610,689	2,615,457
SLM Student Loan Trust (08-2-B)
3.54% (3 mo. USD LIBOR + 1.200%)(2)	01/25/83	710,000	684,465
SLM Student Loan Trust (08-3-B)
3.54% (3 mo. USD LIBOR + 1.200%)(2)	04/26/83	710,000	696,006
SLM Student Loan Trust (08-4-A4)
3.99% (3 mo. USD LIBOR + 1.650%)(2)	07/25/22	5,796,575	5,926,198
SLM Student Loan Trust (08-4-B)
4.19% (3 mo. USD LIBOR + 1.850%)(2)	04/25/73	710,000	712,570
SLM Student Loan Trust (08-5-B)
4.19% (3 mo. USD LIBOR + 1.850%)(2)	07/25/73	710,000	731,502
SLM Student Loan Trust (08-6-B)
4.19% (3 mo. USD LIBOR + 1.850%)(2)	07/26/83	710,000	728,089
SLM Student Loan Trust (08-7-B)
4.19% (3 mo. USD LIBOR + 1.850%)(2)	07/26/83	710,000	725,131
SLM Student Loan Trust (08-8-B)
4.59% (3 mo. USD LIBOR + 2.250%)(2)	10/25/75	710,000	747,287
SLM Student Loan Trust (08-9-B)
4.59% (3 mo. USD LIBOR + 2.250%)(2)	10/25/83	710,000	740,161
SLM Student Loan Trust (11-2-A2)
3.26% (1 mo. USD LIBOR + 1.200%)(2)	10/25/34	2,000,000	2,055,772
SLM Student Loan Trust (12-7-A3)
2.71% (1 mo. USD LIBOR + 0.650%)(2)	05/26/26	2,434,679	2,419,126

Total Asset-backed Securities (Cost: $84,525,204)			86,173,301

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 5.0%
Fannie Mae (14-M12-FA) (ACES)
2.38% (1 mo. USD LIBOR + 0.300%)(2)	10/25/21	915,662	916,564
Fannie Mae, Pool #467944
4.25%	04/01/21	3,045,000	3,128,295
Fannie Mae, Pool #468048
4.41%	05/01/21	1,718,712	1,764,547
Fannie Mae, Pool #AE0134
4.40%	02/01/20	254,242	258,662
Fannie Mae, Pool #AE0918
3.67%	10/01/20	2,643,964	2,676,948
Fannie Mae, Pool #Al0151
4.38%	04/01/21	1,199,600	1,231,263
Fannie Mae, Pool #AM1551
2.44%	12/01/23	2,236,565	2,162,185
Fannie Mae, Pool #AM3058
3.41%	04/01/28	3,445,912	3,432,386
Fannie Mae, Pool #AM4198
3.55%	03/01/24	3,456,289	3,535,768
Fannie Mae, Pool #AM9536
3.34%	08/01/30	2,990,876	2,930,554
Fannie Mae, Pool #AN0245
3.42%	11/01/35	2,247,639	2,199,584
Fannie Mae, Pool #AN5742
3.19%	05/01/30	3,418,193	3,273,145

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Fannie Mae, Pool #AN5977
3.49%	02/01/33	$3,000,000	$2,913,316
Fannie Mae, Pool #AN9655
3.71%	06/01/30	4,480,000	4,500,472
Fannie Mae, Pool #FN0000
3.59%	09/01/20	1,877,834	1,898,588
Fannie Mae, Pool #FN0001
3.76%	12/01/20	2,552,824	2,591,664
Fannie Mae, Pool #FN0003
4.28%	01/01/21	2,001,912	2,051,666
Freddie Mac (Q004-A2H)
2.72% (3)	01/25/21	7,875,599	7,884,012
Freddie Mac Multifamily Structured Pass-Through Certificates (K155-A3)
3.75%	04/25/33	4,045,000	4,051,524
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ05-A1)
1.42%	05/25/21	4,850,721	4,772,935
Freddie Mac Multifamily Structured Pass-Through Certificates (Q006-A-PT2)
2.50% (3)	09/25/26	5,629,784	5,698,503
NCUA Guaranteed Notes (11-C1-2A)
2.62% (1 mo. USD LIBOR + 0.530%)(2)	03/09/21	779,102	777,576

Total Commercial Mortgage-backed Securities — Agency (Cost: $64,710,697)			64,650,157

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 1.5%
BBCMS Trust (13-TYSN-A2)
3.76% (1)	09/05/32	1,740,000	1,759,147
CGRBS Commercial Mortgage Trust (13-VN05-A)
3.37% (1)	03/13/35	1,700,000	1,690,444
CityLine Commercial Mortgage Trust (16-CLNE-A)
2.78% (1),(3)	11/10/31	1,815,000	1,753,537
COMM Mortgage Trust (13-300P-A1)
4.35% (1)	08/10/30	1,515,000	1,565,344
COMM Mortgage Trust (14-277P-A)
3.61% (1),(3)	08/10/49	400,000	400,110
COMM Mortgage Trust (16-787S-A)
3.55% (1)	02/10/36	1,635,000	1,604,849
Core Industrial Trust (15-CALW-A)
3.04% (1)	02/10/34	1,450,000	1,440,379
OBP Depositor LLC Trust (10-OBP-A)
4.65% (1)	07/15/45	2,055,000	2,103,687
SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1)
3.87% (1),(3)	01/05/43	1,710,000	1,607,929
VNDO Mortgage Trust (12-6AVE-A)
3.00% (1)	11/15/30	1,550,000	1,524,850
VNDO Mortgage Trust (13-PENN-A)
3.81% (1)	12/13/29	1,675,000	1,689,846
Wells Fargo Commercial Mortgage Trust (13-120B-A) (P/O)
2.71% (1),(3)	03/18/28	1,695,000	1,677,566
WF-RBS Commercial Mortgage Trust (11-C4-A3)
4.39% (1)	06/15/44	519,792	523,303
WTC Depositor LLC Trust (12-7WTC-A)
4.08% (1)	03/13/31	56,583	56,576

Total Commercial Mortgage-backed Securities — Non-agency (Cost: $20,038,427)			19,397,567

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 28.4%
Fannie Mae (01-14-SH) (I/F)
20.60% (-3.50 x 1 mo. USD LIBOR + 27.825%)(2)	03/25/30	159,373	222,483
Fannie Mae (01-34-FV)
2.56% (1 mo. USD LIBOR + 0.500%)(2)	08/25/31	203,953	204,861
Fannie Mae (04-W10-A6) (PAC)
5.75%	08/25/34	2,000,000	2,106,080
Fannie Mae (07-89-GF)
2.58% (1 mo. USD LIBOR + 0.520%)(2)	09/25/37	790,004	797,900
Fannie Mae (08-30-SA) (I/O) (I/F)
4.79% (-1.00 x 1 mo. USD LIBOR + 6.850%)(2)	04/25/38	128,127	19,205
Fannie Mae (08-62-SN) (I/O) (I/F)
4.14% (-1.00 x 1 mo. USD LIBOR + 6.200%)(2)	07/25/38	233,982	31,479
Fannie Mae (09-64-TB)
4.00%	08/25/29	1,905,516	1,939,979
Fannie Mae (09-68-SA) (I/O) (I/F)
4.69% (-1.00 x 1 mo. USD LIBOR + 6.750%)(2)	09/25/39	96,392	14,748
Fannie Mae (10-26-AS) (I/O) (I/F)
4.27% (-1.00 x 1 mo. USD LIBOR + 6.330%)(2)	03/25/40	1,501,858	175,572
Fannie Mae (11-111-DB)
4.00%	11/25/41	4,000,000	4,085,543
Fannie Mae, Pool #254634
5.50%	02/01/23	12,114	12,950
Fannie Mae, Pool #596686
6.50%	11/01/31	12,517	13,518
Fannie Mae, Pool #679263
4.50%	11/01/24	22,322	23,172
Fannie Mae, Pool #725275
4.00%	03/01/19	1,867	1,867
Fannie Mae, Pool #727575
5.00%	06/01/33	45,633	47,346
Fannie Mae, Pool #748751
5.50%	10/01/33	97,113	101,521
Fannie Mae, Pool #AB2127
3.50%	01/01/26	1,034,416	1,046,890
Fannie Mae, Pool #AB3679
3.50%	10/01/41	1,276,328	1,270,338
Fannie Mae, Pool #AB3685
4.00%	10/01/41	2,074,139	2,121,409
Fannie Mae, Pool #AB3864
3.50%	11/01/41	1,813,370	1,815,849
Fannie Mae, Pool #AB4045
3.50%	12/01/41	3,727,693	3,729,031
Fannie Mae, Pool #AC1604
4.00%	08/01/39	2,777,289	2,848,999
Fannie Mae, Pool #AL0209
4.50%	05/01/41	739,971	780,466
Fannie Mae, Pool #AL0851
6.00%	10/01/40	771,034	843,487
Fannie Mae, Pool #AS9830
4.00%	06/01/47	4,983,081	5,066,210
Fannie Mae, Pool #MA1561
3.00%	09/01/33	3,355,162	3,315,582
Fannie Mae, Pool #MA1584
3.50%	09/01/33	5,302,830	5,355,237
Fannie Mae, Pool #MA2995
4.00%	05/01/47	5,830,776	5,925,780

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Fannie Mae, Pool #MA3027
4.00%	06/01/47	$4,965,194	$5,046,158
Fannie Mae, Pool #MA3182
3.50%	11/01/47	1,691,395	1,676,814
Fannie Mae, Pool #MA3210
3.50%	12/01/47	10,854,466	10,760,897
Fannie Mae, Pool #MA3332
3.50%	04/01/48	10,518,074	10,433,328
Fannie Mae, Pool #MA3415
4.00%	07/01/48	1,797,809	1,827,229
Fannie Mae TBA, 15 Year
3.00% (6)	02/01/33	8,580,000	8,501,908
3.50% (6)	03/01/33	2,920,000	2,946,006
Fannie Mae TBA, 30 Year
3.00% (6)	06/01/47	5,120,000	4,930,600
4.00% (6)	03/01/48	10,520,000	10,687,663
4.50% (6)	04/01/48	27,735,000	28,772,895
Freddie Mac (2439-KZ)
6.50%	04/15/32	154,115	170,186
Freddie Mac (2575-FD) (PAC)
2.52% (1 mo. USD LIBOR + 0.450%)(2)	02/15/33	381,441	384,637
Freddie Mac (2662-MT) (TAC)
4.50%	08/15/33	231,568	238,358
Freddie Mac (3315-S) (I/O) (I/F)
4.34% (-1.00 x 1 mo. USD LIBOR + 6.410%)(2)	05/15/37	44,744	4,599
Freddie Mac (3339-JS) (I/F)
29.37% (-6.50 x 1 mo. USD LIBOR + 42.835%)(2)	07/15/37	512,562	919,611
Freddie Mac (3351-ZC)
5.50%	07/15/37	401,862	434,855
Freddie Mac (3380-SM) (I/O) (I/F)
4.34% (-1.00 x 1 mo. USD LIBOR + 6.410%)(2)	10/15/37	612,147	78,870
Freddie Mac (3382-FL)
2.77% (1 mo. USD LIBOR + 0.700%)(2)	11/15/37	227,833	230,083
Freddie Mac (3439-SC) (I/O) (I/F)
3.83% (-1.00 x 1 mo. USD LIBOR + 5.900%)(2)	04/15/38	2,139,663	239,085
Freddie Mac (3578-DI) (I/O) (I/F)
4.58% (-1.00 x 1 mo. USD LIBOR + 6.650%)(2)	04/15/36	915,894	122,839
Freddie Mac, Pool #A97179
4.50%	03/01/41	2,318,922	2,436,428
Freddie Mac, Pool #B15026
5.00%	06/01/19	1,719	1,728
Freddie Mac, Pool #B15591
5.00%	07/01/19	1,674	1,684
Freddie Mac, Pool #C90526
5.50%	02/01/22	8,895	9,151
Freddie Mac, Pool #G06360
4.00%	03/01/41	2,728,502	2,804,071
Freddie Mac, Pool #G06498
4.00%	04/01/41	2,022,672	2,073,397
Freddie Mac, Pool #G06499
4.00%	03/01/41	1,462,599	1,498,438
Freddie Mac, Pool #G07849
3.50%	05/01/44	1,617,109	1,614,651
Freddie Mac, Pool #G07924
3.50%	01/01/45	3,216,515	3,208,728
Freddie Mac, Pool #G08710
3.00%	06/01/46	4,966,096	4,795,387
Freddie Mac, Pool #G08711
3.50%	06/01/46	9,813,241	9,748,981
Freddie Mac, Pool #G08715
3.00%	08/01/46	9,297,663	8,978,056
Freddie Mac, Pool #G08716
3.50%	08/01/46	6,529,778	6,485,674
Freddie Mac, Pool #G08721
3.00%	09/01/46	7,529,959	7,267,355
Freddie Mac, Pool #G08722
3.50%	09/01/46	2,593,308	2,575,479
Freddie Mac, Pool #G08726
3.00%	10/01/46	7,223,600	6,971,687
Freddie Mac, Pool #G08732
3.00%	11/01/46	6,999,720	6,748,960
Freddie Mac, Pool #G18592
3.00%	03/01/31	2,232,831	2,212,660
Freddie Mac, Pool #G18670
3.00%	12/01/32	1,653,874	1,637,580
Freddie Mac, Pool #G60344
4.00%	12/01/45	1,486,902	1,522,100
Freddie Mac, Pool #G67700
3.50%	08/01/46	2,166,725	2,158,939
Freddie Mac, Pool #G67703
3.50%	04/01/47	12,852,248	12,802,043
Freddie Mac, Pool #G67706
3.50%	12/01/47	8,436,183	8,387,871
Freddie Mac, Pool #G67707
3.50%	01/01/48	14,797,369	14,740,131
Freddie Mac, Pool #G67708
3.50%	03/01/48	16,390,342	16,280,256
Freddie Mac, Pool #G67710
3.50%	03/01/48	14,289,065	14,180,655
Freddie Mac, Pool #G67711
4.00%	03/01/48	4,727,008	4,832,997
Freddie Mac, Pool #Q05261
3.50%	12/01/41	2,354,687	2,354,319
Freddie Mac, Pool #Q20178
3.50%	07/01/43	3,930,396	3,924,424
Freddie Mac TBA, 30 Year
3.50% (6)	02/01/48	9,580,000	9,476,765
Ginnie Mae (04-30-UC) (PAC)
5.50%	02/20/34	127,915	128,856
Ginnie Mae (08-27-SI) (I/O) (I/F)
4.38% (-1.00 x 1 mo. USD LIBOR + 6.470%)(2)	03/20/38	379,607	52,760
Ginnie Mae (08-81-S) (I/O) (I/F)
4.11% (-1.00 x 1 mo. USD LIBOR + 6.200%)(2)	09/20/38	1,467,795	196,844
Ginnie Mae (09-66-UF)
3.07% (1 mo. USD LIBOR + 1.000%)(2)	08/16/39	582,324	596,611
Ginnie Mae (10-1-S) (I/O) (I/F)
3.66% (-1.00 x 1 mo. USD LIBOR + 5.750%)(2)	01/20/40	2,341,428	240,227
Ginnie Mae, Pool #608259
4.50%	08/15/33	48,748	50,955
Ginnie Mae, Pool #782114
5.00%	09/15/36	155,951	166,059
Ginnie Mae, Pool #MA4127
3.50%	12/20/46	5,151,475	5,159,021
Ginnie Mae II, Pool #MA3521
3.50%	03/20/46	4,133,128	4,146,770
Ginnie Mae II, Pool #MA3597
3.50%	04/20/46	3,992,788	4,003,345
Ginnie Mae II, Pool #MA3663
3.50%	05/20/46	4,031,222	4,041,259

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Ginnie Mae II, Pool #MA4126
3.00%	12/20/46	$10,156,142	$9,929,964
Ginnie Mae II, Pool #MA4196
3.50%	01/20/47	3,341,318	3,346,213
Ginnie Mae II, Pool #MA4454
5.00%	05/20/47	1,455,599	1,530,198
Ginnie Mae II, Pool #MA4510
3.50%	06/20/47	1,889,204	1,891,653
Ginnie Mae II, Pool #MA4589
5.00%	07/20/47	3,916,908	4,109,392
Ginnie Mae II, Pool #MA4722
5.00%	09/20/47	1,423,806	1,493,153
Ginnie Mae II, Pool #MA4777
3.00%	10/20/47	1,389,739	1,357,416
Ginnie Mae II, Pool #MA4838
4.00%	11/20/47	4,030,812	4,125,202
Ginnie Mae II TBA, 30 Year
3.00% (6)	05/01/47	6,890,000	6,717,481
3.50% (6)	12/01/47	3,905,000	3,907,136
4.00% (6)	03/01/48	4,045,000	4,135,064
4.50% (6)	04/01/48	14,170,000	14,696,062

Total Residential Mortgage-backed Securities — Agency (Cost: $377,955,680)			370,076,359

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 5.3%
Aegis Asset Backed Securities Trust (05-5-2A)
2.31% (1 mo. USD LIBOR + 0.250%)(2)	12/25/35	5,262,667	5,261,602
Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through (05-R11-A1)
2.29% (1 mo. USD LIBOR + 0.230%)(2)	01/25/36	812,884	814,772
Banc of America Funding Trust (15-R2-9A1)
2.28% (1 mo. USD LIBOR + 0.215%)(1),(2)	03/27/36	3,105,370	3,059,263
Bear Stearns Asset-Backed Securities Trust (06-HE1-1M1)
2.47% (1 mo. USD LIBOR + 0.410%)(2)	12/25/35	993,518	999,136
Centex Home Equity (02-C-AF6)
4.50% (3)	09/25/32	62,526	63,218
CIM Trust (17-7-A)
3.00% (1),(3)	04/25/57	7,872,441	7,794,790
Citigroup Mortgage Loan Trust, Inc. (05-5-2A2)
5.75% (7)	08/25/35	335,331	272,946
COLT Mortgage Loan Trust (17-2-A1A)
2.42% (1),(3)	10/25/47	4,989,183	4,966,215
Conseco Financial Corp. (98-6-A8)
6.66% (3)	06/01/30	731,807	770,619
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA)
5.75%	04/22/33	7,682	8,027
Credit Suisse Mortgage Capital Certificates (15-5R-1A1)
2.48% (1),(3)	09/27/46	4,249,829	4,135,996
CSMC Trust (14-7R-8A1)
0.19% (1),(3)	07/27/37	3,303,607	3,304,164
Home Equity Asset Trust (06-3-1A1)
2.26% (1 mo. USD LIBOR + 0.200%)(2)	07/25/36	4,404,757	4,411,760
Indymac Index Mortgage Loan Trust (05-AR6-2A1)
2.54% (1 mo. USD LIBOR + 0.480%)(2)	04/25/35	940,692	900,826
Merrill Lynch Mortgage Investors Trust (05-2-2A)
4.58% (1 year Treasury Constant Maturity Rate + 2.250%)(2)	10/25/35	3,020,454	3,129,181
Mid-State Trust (04-1-B)
8.90%	08/15/37	1,285,171	1,454,740
Morgan Stanley Capital, Inc. (04-WMC2-M1)
2.98% (1 mo. USD LIBOR + 0.915%)(2)	07/25/34	1,297,270	1,342,583
Morgan Stanley Home Equity Loan Trust (05-1-M3)
2.84% (1 mo. USD LIBOR + 0.780%)(2)	12/25/34	2,836,688	2,848,063
Morgan Stanley Mortgage Loan Trust (04-3-4A)
5.66% (3)	04/25/34	223,883	237,172
New Century Home Equity Loan Trust (05-3-M2)
2.80% (1 mo. USD LIBOR + 0.735%)(2)	07/25/35	1,952,102	1,959,727
New Century Home Equity Loan Trust (05-D-A1)
2.28% (1 mo. USD LIBOR + 0.220%)(2)	02/25/36	6,527,646	6,524,069
Nomura Resecuritization Trust (14-5R-3A1)
2.33% (1 mo. USD LIBOR + 0.240%)(1),(2)	05/26/37	1,138,786	1,131,959
Nomura Resecuritization Trust (15-1R-6A1)
2.29% (1 mo. USD LIBOR + 0.210%)(1),(2)	05/26/47	1,156,538	1,153,233
Nomura Resecuritization Trust (15-5R-2A1)
3.76% (1),(3)	03/26/35	2,585,307	2,619,233
Structured Asset Securities Corp. (03-34A-5A4)
4.00% (3)	11/25/33	430,668	439,046
WaMu Mortgage Pass-Through Certificates (05-AR3-A2)
3.65% (3)	03/25/35	1,847,375	1,873,395
Wells Fargo Alternative Loan Trust (07-PA3-2A1)
6.00%	07/25/37	133,066	131,210
Wells Fargo Home Equity Trust (04-2-A33)
3.06% (1 mo. USD LIBOR + 1.000%)(2)	10/25/34	7,077,984	7,122,788

Total Residential Mortgage-backed Securities — Non-agency (Cost: $66,867,565)			68,729,733

U.S. TREASURY SECURITIES — 19.2%
U.S. Treasury Bond
3.13%	05/15/48	82,885,000	83,573,010
U.S. Treasury Note
1.00% (8)	02/15/48	4,060,038	4,127,967
2.63%	07/31/20	10,495,000	10,486,596
2.63%	06/30/23	75,465,000	74,711,059
2.75%	07/31/23	42,240,000	42,050,252
2.88%	05/15/28	34,960,000	34,697,117

Total U.S. Treasury Securities (Cost: $249,040,478)			249,646,001

Total Fixed Income Securities (Cost: $1,349,838,550)			1,340,532,530

	Shares
MONEY MARKET INVESTMENTS — 0.3%
Dreyfus Government Cash Management Fund — Institutional Shares, 1.81%(9)	944,000	944,000
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.83%(9)	3,263,942	3,263,942

Total Money Market Investments (Cost: $4,207,942)		4,207,942

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
SHORT TERM INVESTMENTS — 4.2%

FOREIGN GOVERNMENT BONDS — 2.2%
Japan Treasury Bill
0.00% (10)	09/10/18	JPY 1,605,000,000	$14,339,917
0.00% (10)	10/15/18	JPY 1,505,000,000	13,449,206

Total Foreign Government Bonds (Cost: $27,873,844)			27,789,123

U.S. TREASURY SECURITIES — 2.0%
U.S. Treasury Bill
1.86% (11),(12)	09/13/18	$1,131,000	1,128,464
1.96% (11)	10/18/18	17,300,000	17,226,861
1.96% (11)	10/25/18	8,100,000	8,062,682
Total U.S. Treasury Securities (Cost: $26,418,139)			26,418,007
Total Short Term Investments (Cost: $54,291,983)			54,207,130
Total Investments (107.5%) (Cost: $1,408,338,475)			1,398,947,602
Liabilities In Excess Of Other Assets (-7.5%)			(97,416,244)

Net Assets (100.0%)			$1,301,531,358

FUTURES CONTRACTS

Number of Contracts	Type		Expiration Date	Notional Value	Market Value	Net Unrealized Appreciation/ Depreciation
BUY
438	2-Year U.S. Treasury Note Futures		09/28/18	$92,740,222	$92,582,250	$(157,972)
1,144	5-Year U.S. Treasury Note Futures		09/28/18	129,352,631	129,415,000	62,369

				$222,092,853	$221,997,250	$(95,603)

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (13)
Goldman Sachs & Co.	JPY	1,505,000,000	10/15/18	$13,431,803	$13,512,832	$(81,029)
Goldman Sachs & Co.	JPY	1,605,000,000	09/10/18	14,613,667	14,374,705	238,962

				$28,045,470	$27,887,537	$157,933

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Notes to Schedule of Investments:

JPY	-	Japanese Yen.
ABS	-	Asset-Backed Securities.
ACES	-	Alternative Credit Enhancement Securities.
CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
OTC	-	Over the Counter.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2018, the value of these securities amounted to $167,665,638 or 12.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2018.

(3)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Restricted security (Note 3).

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.

(8)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(9)	Rate disclosed is the 7-day net yield as of July 31, 2018.

(10)	Security is not accruing interest.

(11)	Rate shown represents yield-to-maturity.

(12)	All or a portion of this security is held as collateral for open futures contracts.

(13)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Aerospace/Defense	0.4%
Agriculture	0.1
Airlines	0.5
Asset-Backed Securities	6.6
Auto Manufacturers	0.5
Banks	12.8
Beverages	0.4
Biotechnology	0.9
Chemicals	0.1
Commercial Mortgage-Backed Securities — Agency	5.0
Commercial Mortgage-Backed Securities — Non-Agency	1.5
Commercial Services	0.1
Computers	0.3
Diversified Financial Services	1.0
Electric	3.3
Energy-Alternate Sources	0.1
Environmental Control	0.1
Food	0.9
Forest Products & Paper	0.3
Gas	0.3
Healthcare-Products	0.3
Healthcare-Services	2.3
Insurance	0.7
Media	0.4
Miscellaneous Manufacturers	0.4
Municipal Bonds	1.0
Oil & Gas	0.1
Packaging & Containers	0.2
Pharmaceuticals	1.7
Pipelines	1.8
REIT	3.2
Residential Mortgage-Backed Securities — Agency	28.4
Residential Mortgage-Backed Securities — Non-Agency	5.3
Retail	0.7
Semiconductors	0.3
Short Term Investments	4.2
Software	0.1
Telecommunications	1.6
Transportation	0.1
U.S. Treasury Securities	19.2
Money Market Investments	0.3

Total	107.5%

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2018

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$467,607,767	$1,030,682	$468,638,449
Municipal Bonds	—	13,220,963	—	13,220,963
Asset-Backed Securities	—	86,173,301	—	86,173,301
Commercial Mortgage-Backed Securities — Agency	—	64,650,157	—	64,650,157
Commercial Mortgage-Backed Securities — Non-Agency	—	19,397,567	—	19,397,567
Residential Mortgage-Backed Securities — Agency	—	370,076,359	—	370,076,359
Residential Mortgage-Backed Securities — Non-Agency	—	68,729,733	—	68,729,733
U.S. Treasury Securities	245,518,034	4,127,967	—	249,646,001

Total Fixed Income Securities	245,518,034	1,093,983,814	1,030,682	1,340,532,530

Money Market Investments	4,207,942	—	—	4,207,942
Short-Term Investments	26,418,007	27,789,123	—	54,207,130

Total Investments	276,143,983	1,121,772,937	1,030,682	1,398,947,602

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	238,962	—	238,962
Futures
Interest Rate Risk	62,369	—	—	62,369

Total	$276,206,352	$1,122,011,899	$1,030,682	$1,399,248,933

Liability Derivatives
Futures
Interest Rate Risk	(157,972)	—	—	(157,972)
Forward Currency Contracts
Foreign Currency Risk	—	(81,029)	—	(81,029)

Total	$(157,972)	$(81,029)	$—	$(239,001)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES — 95.4% of Net Assets
Angola — 2.1%
Angolan Government International Bond
8.25% (1)	05/09/28		$57,450,000	$60,178,875
9.38% (1)	05/08/48		33,600,000	35,700,000

Total Angola (Cost: $93,249,948)				95,878,875
Argentina — 7.2%
Argentine Republic Government International Bond
4.63%	01/11/23		86,465,000	78,086,541
5.63%	01/26/22		44,910,000	42,844,589
5.88%	01/11/28		55,780,000	47,168,963
6.63%	07/06/28		53,780,000	47,796,975
6.88%	01/26/27		69,515,000	63,488,050
7.13%	07/06/36		57,755,000	48,839,072
Banco Hipotecario S.A.
36.33% (Argentina BADLAR Private Deposit Rate + 2.500%)(1), (2)	01/12/20	ARS	140,556,000	4,569,671

Total Argentina (Cost: $364,205,162)				332,793,861
Azerbaijan — 1.2%
Republic of Azerbaijan International Bond
3.50% (3)	09/01/32		$32,675,000	27,956,730
Southern Gas Corridor CJSC
6.88% (3)	03/24/26		23,630,000	26,074,524

Total Azerbaijan (Cost: $54,353,331)				54,031,254
Bahrain — 2.3%
Bahrain Government International Bond
5.50% (3)	03/31/20		19,575,000	19,492,785
6.13% (3)	07/05/22		29,285,000	28,845,725
7.00% (1)	10/12/28		36,848,000	34,545,000
Oil and Gas Holding Co. (The)
7.50% (1)	10/25/27		22,443,000	21,476,604

Total Bahrain (Cost: $105,228,725)				104,360,114

Bolivia — 0.3% (Cost: $14,730,584)
Bolivian Government International Bond
4.50% (3)	03/20/28		16,376,000	14,988,953

Brazil — 5.6%
Aegea Finance S.a.r.l.
5.75% (1)	10/10/24		5,625,000	5,409,563
Andrade Gutierrez International S.A.
4.00% (3), (4)	04/30/18		8,816,000	8,104,990
Banco do Brasil S.A.
6.25% (10 year U.S Treasury Constant Maturity Rate + 4.398%)(2), (3), (5)	10/29/49		21,645,000	18,317,081
9.00% (10 year U.S. Treasury Constant Maturity Rate + 6.362%)(2), (3), (5)	06/29/49		34,747,000	35,448,889
Brazil Minas SPE via State of Minas Gerais
5.33% (3)	02/15/28		12,775,000	12,506,725
Brazilian Government International Bond
4.63%	01/13/28		26,500,000	24,916,625
CIMPOR Financial Operations BV
5.75% (3)	07/17/24		14,489,000	11,337,642
CSN Resources SA
7.63% (1)	02/13/23		7,560,000	7,182,000
Light Servicos de Eletricidade SA/Light Energia SA
7.25% (1)	05/03/23		13,885,000	13,832,931
MARB BondCo PLC
6.88% (1)	01/19/25		14,790,000	14,322,636
Petrobras Global Finance BV
5.75%	02/01/29		73,067,000	67,177,800
7.25%	03/17/44		28,329,000	27,833,242
Samarco Mineracao S.A.
4.13% (3), (4)	11/01/22		13,565,000	10,173,750
5.38% (3), (4)	09/26/24		2,765,000	2,053,013

Total Brazil (Cost: $260,250,184)				258,616,887

Chile — 0.1% (Cost: $6,618,693)
Celulosa Arauco y Constitucion S.A.
5.50%	11/02/47		6,694,000	6,618,693

China — 1.1%
China SCE Property Holdings, Ltd.
7.45% (3)	04/17/21		9,125,000	9,023,758
CIFI Holdings Group Co., Ltd.
7.75% (3)	06/05/20		12,350,000	12,627,875
Kaisa Group Holdings, Ltd.
8.50% (3)	06/30/22		19,548,000	16,699,857
New Metro Global Ltd.
6.50% (3)	04/23/21		13,080,000	12,909,960

Total China (Cost: $53,919,593)				51,261,450

Colombia — 2.9%
Banco GNB Sudameris S.A.
6.50% (5 year U.S. Treasury Constant Maturity Rate + 4.561%)(1), (2)	04/03/27		17,350,000	17,646,685
Colombia Government International Bond
2.63%	03/15/23		9,645,000	9,229,059
3.88%	04/25/27		68,335,000	66,712,044
4.00%	02/26/24		13,700,000	13,779,460
Ecopetrol S.A.
5.88%	05/28/45		27,450,000	27,471,960

Total Colombia (Cost: $133,137,470)				134,839,208

Costa Rica — 1.3%
Autopistas del Sol S.A.
7.38% (1)	12/30/30		23,401,022	23,904,144
Costa Rica Government International Bond
4.25% (3)	01/26/23		9,475,000	9,179,948
4.38% (3)	04/30/25		29,275,000	27,887,219

Total Costa Rica (Cost: $60,091,439)				60,971,311

Dominican Republic — 3.7%
AES Andres B.V. / Dominican Power Partners / Empresa Generadora de Electricidad Itabo, S.A.
7.95% (1)	05/11/26		9,991,000	10,440,595
Dominican Republic International Bond
5.50% (3)	01/27/25		42,175,000	42,269,894
5.95% (1)	01/25/27		49,808,000	50,679,640
6.00% (1)	07/19/28		33,320,000	33,753,160
6.85% (3)	01/27/45		32,961,000	33,687,131

Total Dominican Republic (Cost: $171,306,509)				170,830,420

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
Ecuador — 2.5%
Ecuador Government International Bond
7.88% (1)	01/23/28	$72,348,000	$66,118,837
7.95% (3)	06/20/24	51,810,000	50,022,555

Total Ecuador (Cost: $114,287,002)			116,141,392

Egypt — 3.5%
Egypt Government International Bond
5.58% (1)	02/21/23	54,115,000	53,855,248
6.13% (1)	01/31/22	12,900,000	13,125,105
6.59% (1)	02/21/28	40,500,000	39,807,450
7.50% (1)	01/31/27	32,850,000	34,326,607
8.50% (1)	01/31/47	17,550,000	18,550,350

Total Egypt (Cost: $155,451,176)			159,664,760

El Salvador — 1.4%
AES El Salvador Trust III
6.75% (3)	03/28/23	12,800,000	12,099,840
El Salvador Government International Bond
7.63% (3)	02/01/41	38,725,000	38,531,375
7.65% (3)	06/15/35	12,675,000	12,720,630

Total El Salvador (Cost: $64,955,688)			63,351,845

Ghana — 1.2%
Ghana Government International Bond
7.88% (3)	08/07/23	24,995,000	26,978,978
8.13% (3)	01/18/26	26,810,000	28,921,288

Total Ghana (Cost: $54,667,249)			55,900,266

Honduras — 0.4% (Cost: $16,606,028)
Honduras Government International Bond
6.25% (3)	01/19/27	15,925,000	16,486,356

India — 1.4%
Azure Power Energy, Ltd.
5.50% (1)	11/03/22	14,667,000	14,208,656
Neerg Energy, Ltd.
6.00% (1)	02/13/22	18,042,000	17,459,243
Vedanta Resources PLC
6.13% (3)	08/09/24	13,144,000	12,216,034
6.38% (1)	07/30/22	18,760,000	18,478,600

Total India (Cost: $62,856,907)			62,362,533

Indonesia — 5.6%
Indika Energy Capital III Pte, Ltd.
5.88% (3)	11/09/24	13,920,000	13,357,902
Indonesia Government International Bond
2.95%	01/11/23	10,500,000	10,089,912
3.50%	01/11/28	36,345,000	34,157,031
4.75% (3)	01/08/26	24,550,000	25,304,250
Minejesa Capital BV
5.63% (1)	08/10/37	46,935,000	44,660,999
Perusahaan Listrik Negara PT
6.15% (3)	05/21/48	14,240,000	15,252,820
Perusahaan Penerbit SBSN Indonesia III
4.15% (3)	03/29/27	78,240,000	76,636,080
Saka Energi Indonesia PT
4.45% (1)	05/05/24	18,930,000	17,794,200
Star Energy Geothermal Wayang Windu, Ltd.
6.75% (1)	04/24/33	21,325,000	20,410,797

Total Indonesia (Cost: $266,713,806)			257,663,991

Iraq — 0.9% (Cost: $39,090,661)
Iraq International Bond
5.80% (3)	01/15/28	43,400,000	41,121,500

Ivory Coast — 1.2% (Cost: $54,404,204)
Ivory Coast Government International Bond
6.13% (1)	06/15/33	57,515,000	52,981,840

Kazakhstan — 3.7%
Kazakhstan Temir Zholy National Co. JSC
4.85% (1)	11/17/27	38,455,000	38,647,275
KazMunayGas National Co. JSC
4.75% (1)	04/19/27	48,520,000	48,874,196
5.38% (1)	04/24/30	21,160,000	21,686,884
5.75% (1)	04/19/47	43,730,000	43,170,256
6.38% (1)	10/24/48	17,860,000	18,738,712

Total Kazakhstan (Cost: $169,374,277)			171,117,323

Lebanon — 1.9%
Lebanon Government International Bond
5.45% (3)	11/28/19	69,865,000	68,216,186
5.80% (3)	04/14/20	14,645,000	14,162,301
6.00% (3)	05/20/19	2,800,000	2,782,500

Total Lebanon (Cost: $87,248,079)			85,160,987

Luxembourg — 0.2% (Cost: $9,377,000)
Gilex Holding SARL
8.50% (1)	05/02/23	9,377,000	9,857,665

Mexico — 6.1%
Axtel SAB de CV
6.38% (1)	11/14/24	14,060,000	13,783,018
Banco Mercantil del Norte S.A.
6.88% (5 year Treasury Constant Maturity Rate + 5.035%)(1), (2), (5)	12/31/99	22,400,000	23,163,840
Banco Mercantil del Norte S.A.
7.63% (10 year Treasury Constant Maturity Rate + 5.353%)(1), (2), (5)	12/31/99	21,930,000	23,112,027
Cometa Energia SA de CV
6.38% (1)	04/24/35	15,520,000	15,326,000
Credito Real SAB de CV
9.13% (U.S Ten year Treasury Constant Maturity Rate +7.026%)(1), (2), (5)	12/31/99	9,570,000	9,534,112
Mexico Government International Bond
3.75%	01/11/28	25,000,000	23,743,750
4.13%	01/21/26	23,070,000	22,945,422
Nemak SAB de CV
4.75% (1)	01/23/25	9,761,000	9,492,573
Petroleos Mexicanos
3.50%	01/30/23	6,070,000	5,775,605
4.63%	09/21/23	13,579,000	13,463,578
5.35% (1)	02/12/28	46,475,000	43,509,895
6.50%	03/13/27	58,955,000	59,839,325
6.63%	06/15/35	5,598,000	5,430,060

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount		Value
Mexico (Continued)
Unifin Financiera S.A.B. de C.V.
7.00% (1)	01/15/25		$11,270,000	$10,875,550

Total Mexico (Cost: $282,315,430)				279,994,755

Mongolia — 0.6% (Cost: $27,756,401)
Mongolia Government International Bond
5.13% (3)	12/05/22		29,073,000	28,238,023

Nigeria — 2.5%
IHS Netherlands Holdco BV
9.50% (3)	10/27/21		16,185,000	16,670,550
Nigeria Government International Bond
5.63%	06/27/22		22,200,000	22,491,375
6.50% (1)	11/28/27		40,095,000	39,269,043
7.14% (1)	02/23/30		12,725,000	12,717,365
7.70% (1)	02/23/38		22,795,000	22,614,464
Total Nigeria (Cost: $112,386,218)				113,762,797

Oman — 3.4%
Oman Government International Bond
4.13% (3)	01/17/23		27,855,000	27,094,503
5.63% (1)	01/17/28		63,575,000	62,265,355
6.75% (1)	01/17/48		68,995,000	66,407,687

Total Oman (Cost: $154,351,493)				155,767,545

Pakistan — 0.6% (Cost: $25,335,870)
Pakistan Government International Bond
6.88% (3)	12/05/27		27,880,000	26,755,600

Panama — 1.6%
AES Panama SRL
6.00% (1)	06/25/22		27,230,000	28,217,087
Banistmo S.A.
3.65% (1)	09/19/22		9,140,000	8,831,068
C&W Senior Financing Designated Activity Co.
6.88% (1)	09/15/27		17,750,000	17,450,469
Global Bank Corp.
4.50% (3)	10/20/21		18,625,000	18,531,875

Total Panama (Cost: $72,542,807)				73,030,499

Paraguay — 0.6%
Banco Regional SAECA
8.13% (1)	01/24/19		13,350,000	13,673,070
Paraguay Government International Bond
4.70% (3)	03/27/27		12,080,000	12,156,104

Total Paraguay (Cost: $25,087,706)				25,829,174

Peru — 2.4%
Hunt Oil Co. of Peru LLC Sucursal Del Peru
6.38% (1)	06/01/28		10,970,000	11,408,800
Inkia Energy, Ltd.
5.88% (1)	11/09/27		8,780,000	8,549,525
Orazul Energy Egenor S en C por A
5.63% (1)	04/28/27		22,600,000	20,701,600
Peru LNG SRL
5.38% (1)	03/22/30		28,275,000	28,945,117
Petroleos del Peru S.A.
5.63% (1)	06/19/47		31,385,000	31,416,385
VM Holding S.A.
5.38% (1)	05/04/27		8,925,000	8,828,610

Total Peru (Cost: $110,854,623)				109,850,037

Qatar — 2.7%
Qatar Government International Bond
3.88% (1)	04/23/23		46,700,000	46,944,428
4.50% (1)	04/23/28		37,125,000	38,238,750
5.10% (1)	04/23/48		35,925,000	36,769,309

Total Qatar (Cost: $119,942,858)				121,952,487

Russia — 3.5%
Russian Federation Government Bond
4.25% (3)	06/23/27		55,200,000	53,908,320
4.38% (1)	03/21/29		47,400,000	46,460,058
4.75% (3)	05/27/26		33,600,000	34,110,720
5.25% (3)	06/23/47		26,400,000	26,286,480

Total Russia (Cost: $161,030,668)				160,765,578

Saudi Arabia — 3.3%
Saudi Government International Bond
3.63% (1)	03/04/28		32,550,000	31,098,270
4.00% (1)	04/17/25		32,175,000	32,211,679
4.50% (3)	10/26/46		19,000,000	17,955,000
4.50% (1)	04/17/30		37,935,000	38,316,588
5.00% (1)	04/17/49		32,125,000	31,780,781

Total Saudi Arabia (Cost: $151,341,789)				151,362,318

Senegal — 0.3% (Cost: $11,499,540)
Senegal Government International Bond
6.25% (3)	05/23/33		12,784,000	12,064,900

Serbia — 0.3% (Cost: $15,886,453)
Serbia Treasury Bond
5.88%	02/08/28	RSD	1,468,270,000	15,568,744

South Africa — 4.4%
South Africa Government Bond
4.30%	10/12/28		$56,515,000	51,541,284
4.67%	01/17/24		42,250,000	42,250,296
4.88%	04/14/26		45,275,000	44,520,356
5.88%	09/16/25		40,600,000	42,390,460
5.88%	06/22/30		21,950,000	22,222,180

Total South Africa (Cost: $203,420,909)				202,924,576

Sri Lanka — 2.3%
Sri Lanka Government Bond
5.75% (1)	04/18/23		13,950,000	13,850,955
6.20% (1)	05/11/27		33,332,000	32,175,380
6.75% (1)	04/18/28		38,850,000	38,655,750
6.83% (1)	07/18/26		22,500,000	22,682,812

Total Sri Lanka (Cost: $108,504,243)				107,364,897

Turkey — 3.4%
Akbank TAS
7.20% (USD 5 Year Swap rate + 5.026%)(1), (2)	03/16/27		3,900,000	3,261,375
Akbank Turk AS
6.80% (1), (6)	04/27/28		8,980,000	6,919,988
Petkim Petrokimya Holding AS
5.88% (1)	01/26/23		10,600,000	9,566,500
Turkcell Iletisim Hizmetleri AS
5.80% (1)	04/11/28		7,275,000	6,479,115
Turkey Government International Bond
3.25%	03/23/23		24,000,000	21,008,136
5.13%	02/17/28		26,110,000	22,467,655

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
Turkey (Continued)
5.75%	03/22/24	$19,400,000	$18,391,821
6.00%	03/25/27	27,840,000	25,682,400
6.13%	10/24/28	24,260,000	22,197,900
Turkiye Vakiflar Bankasi TAO
5.75%(1)	01/30/23	8,675,000	7,590,625
Yapi ve Kredi Bankasi AS
6.10%(1)	03/16/23	11,315,000	10,254,219

Total Turkey (Cost: $168,017,850)			153,819,734

Ukraine — 3.4%
Ukraine Government International Bond
7.75%(3)	09/01/22	17,910,000	18,156,263
7.75%(3)	09/01/23	70,553,000	71,082,147
7.75%(3)	09/01/25	42,585,000	41,848,280
7.75%(3)	09/01/26	27,889,000	27,046,752

Total Ukraine (Cost: $131,869,455)			158,133,442

Uruguay — 0.1% (Cost: $5,947,458)
Uruguay Government International Bond
4.98%	04/20/55	6,025,000	6,035,243

Venezuela — 0.9%
Venezuela Government International Bond
8.25%(4)	10/13/24	58,079,200	15,753,983
9.25%(4)	09/15/27	45,685,000	13,175,554
9.25%(3), (4)	05/07/28	49,048,000	13,426,890

Total Venezuela (Cost: $50,667,114)			42,356,427

Zambia — 1.3%
First Quantum Minerals, Ltd.
6.88%(1)	03/01/26	14,150,000	13,831,625
7.50%(1)	04/01/25	12,056,000	12,146,420
Zambia Government International Bond
8.50%(3)	04/14/24	19,015,000	17,240,901
8.97%(3)	07/30/27	16,100,000	14,490,000

Total Zambia (Cost: $59,844,494)			57,708,946

Total Fixed Income Securities (Cost: $4,410,727,094)			4,380,287,206

PURCHASED OPTIONS (0.0%) (Cost: $1,090,050)(7)			654

		Shares
MONEY MARKET INVESTMENTS — 5.6%
State Street Institutional U.S. Government Money Market Fund — Premier Class(8)		258,820,340	258,820,340

Total Money Market Investments (Cost: $258,820,340)			258,820,340

Total Investments (101.0%) (Cost: $4,670,637,484)			4,639,108,200

Liabilities In Excess Of Other Assets (-1.0%)			(47,722,227)
Total Net Assets (100.0%)			$4,591,385,973

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

PURCHASED OPTIONS — OTC
Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount (000)	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
USD Put / TRY Call	Citibank N.A.	TRY	3.85	12/19/18	72,670	$72,670	$654	$1,090,050	$(1,089,396)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (9)
Bank of America	EUR	41,580,000	08/03/18	$49,451,820	$48,654,201	$(797,619)
Goldman Sachs & Co.	EUR	836,000	08/03/18	978,072	978,232	160
Standard Chartered Bank	EUR	6,500,000	08/03/18	7,584,460	7,605,876	21,416

				$58,014,352	$57,238,309	$(776,043)

SELL (10)

Bank of America	EUR	60,980,000	08/03/18	$73,918,736	$71,354,814	$2,563,922
Bank of America	SAR	10,559,508	05/20/19	2,782,479	2,813,966	(31,487)
Citibank N.A.	SAR	65,340,492	05/20/19	17,217,521	17,412,356	(194,835)
Citibank N.A.	SAR	69,663,299	04/06/20	18,470,000	18,492,335	(22,335)

				$112,388,736	$110,073,471	$2,315,265

Notes to the Schedule of Investments:

ARS	-	Argentine Peso.
EUR	-	Euro Currency.
RSD	-	Serbian Dinar.
SAR	-	Saudi Riyal.
USD	-	U.S. Dollar.
OTC	-	Over the Counter.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2018, the value of these securities amounted to $1,935,818,838 or 42.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2018.

(3)

Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2018, the value of these securities amounted to $1,311,460,352 or 28.6% of net assets.

(4)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.

(5)	Perpetual Maturity.

(6)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(7)	See options table for description of purchased options.

(8)	Rate disclosed is the 7-day net yield as of July 31, 2018.

(9)	Fund buys foreign currency, sells U.S. Dollar.

(10)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Auto Parts & Equipment	0.2%
Banks	4.4
Building Materials	0.2
Chemicals	0.2
Commercial Services	0.5
Currency Options	0.0 *
Diversified Financial Services	0.5
Electric	4.1
Energy-Alternate Sources	0.7
Engineering & Construction	0.5
Food	0.3
Foreign Government Bonds	66.9
Forest Products & Paper	0.1
Iron & Steel	0.4
Mining	1.5
Oil & Gas	9.7
Oil & Gas Services	0.5
Pipelines	1.2
Real Estate	1.1
Regional (State & Province)	0.3
Telecommunications	1.2
Transportation	0.8
Water	0.1
Money Market Investments	5.6

Total	101.0%

*	Amount rounds to less than 0.1% of net assets

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2018

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Auto Parts & Equipment	$—	$9,492,573	$—	$9,492,573
Banks	—	201,178,078	—	201,178,078
Building Materials	—	11,337,642	—	11,337,642
Chemicals	—	9,566,500	—	9,566,500
Commercial Services	—	23,904,144	—	23,904,144
Diversified Financial Services	—	20,409,662	—	20,409,662
Electric	—	189,492,194	—	189,492,194
Energy-Alternate Sources	—	31,667,899	—	31,667,899
Engineering & Construction	—	21,462,892	—	21,462,892
Food	—	14,322,636	—	14,322,636
Foreign Government Bonds	—	3,073,628,933	—	3,073,628,933
Forest Products & Paper	—	6,618,693	—	6,618,693
Iron & Steel	—	19,408,763	—	19,408,763
Mining	—	65,501,289	—	65,501,289
Oil & Gas Services	—	21,476,604	—	21,476,604
Oil & Gas	—	443,590,898	—	443,590,898
Pipelines	—	55,019,641	—	55,019,641
Real Estate	—	51,261,450	—	51,261,450
Regional (State & Province)	—	12,506,725	—	12,506,725
Telecommunications	—	54,383,152	—	54,383,152
Transportation	—	38,647,275	—	38,647,275
Water	—	5,409,563	—	5,409,563

Total Fixed Income Securities	—	4,380,287,206	—	4,380,287,206

Currency Options	—	654	—	654
Money Market Investments	258,820,340	—	—	258,820,340

Total Investments	258,820,340	4,380,287,860	—	4,639,108,200

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	2,585,498	—	2,585,498

Total	$258,820,340	$4,382,873,358	$—	$4,641,693,698

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,046,276)	$—	$(1,046,276)

Total	$—	$(1,046,276)	$—	$(1,046,276)

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount		Value
FIXED INCOME SECURITIES — 90.4% of Net Assets

Argentina — 0.9%
Argentina Treasury Bond (BONCER)
2.50%	07/22/21	ARS	25,500,000	$1,250,608
Bonos de la Nacion Argentina con Ajuste por CER
4.00%	03/06/20	ARS	22,900,000	882,700
4.50%	06/21/19	ARS	800,000	833,360

Total Argentina (Cost: $3,229,327)				2,966,668

Brazil — 10.2%
Brazil Notas do Tesouro Nacional, Series B
6.00%	08/15/22	BRL	4,280,000	3,679,571
6.00%	05/15/23	BRL	3,850,000	3,304,300
6.00%	05/15/45	BRL	1,150,000	993,016
Brazil Notas do Tesouro Nacional, Series F
10.00%	01/01/21	BRL	14,935,000	4,069,621
10.00%	01/01/23	BRL	66,750,000	17,660,373
10.00%	01/01/25	BRL	12,950,000	3,330,578

Total Brazil (Cost: $33,310,312)				33,037,459

Chile — 2.8%
Bonos de la Tesoreria de la Republica
2.00%	03/01/35	CLP	5,617,312,120	8,754,640
Bonos del Banco Central de Chile en UF
3.00%	03/01/23	CLP	272,024,800	468,054

Total Chile (Cost: $9,348,575)				9,222,694

Colombia — 8.1%
Colombian TES (Treasury) Bond, Series B
7.00%	05/04/22	COP	23,401,900,000	8,424,398
7.50%	08/26/26	COP	24,175,000,000	8,783,489
10.00%	07/24/24	COP	22,334,700,000	9,150,280

Total Colombia (Cost: $25,507,806)				26,358,167

Egypt — 0.2% (Cost: $815,150)
Egypt Government Bond
15.16%	10/10/22	EGP	14,500,000	755,378

Hungary — 1.4% (Cost: $4,660,193)
Hungary Government Bond
3.00%	10/27/27	HUF	1,259,000,000	4,506,189

India — 2.3% (Cost: $8,113,956)
Rural Electrification Corp., Ltd.
7.45%	11/30/22	INR	540,000,000	7,574,900

Indonesia — 9.6%
Indonesia Treasury Bond
6.13%	05/15/28	IDR	82,618,000,000	5,106,331
6.63%	05/15/33	IDR	160,350,000,000	9,696,616
7.00%	05/15/22	IDR	26,795,000,000	1,826,798
7.50%	08/15/32	IDR	91,172,000,000	5,971,703
8.38%	03/15/24	IDR	48,934,000,000	3,486,493
8.38%	09/15/26	IDR	73,606,000,000	5,263,952

Total Indonesia (Cost: $34,158,609)				31,351,893

Malaysia — 2.7%
Malaysia Government Bond
3.48%	03/15/23	MYR	13,410,000	3,250,330
3.80%	08/17/23	MYR	5,605,000	1,374,615
3.90%	11/16/27	MYR	8,300,000	2,003,842
4.05%	09/30/21	MYR	3,770,000	939,177
4.89%	06/08/38	MYR	4,300,000	1,073,572

Total Malaysia (Cost: $8,406,750)				8,641,536

Mexico — 11.3%
Mexico Government Bond (BONOS)
5.75%	03/05/26	MXN	95,950,000	4,556,789
6.50%	06/10/21	MXN	84,900,000	4,399,020
6.50%	06/09/22	MXN	129,900,000	6,665,773
8.00%	06/11/20	MXN	125,200,000	6,733,995
8.00%	12/07/23	MXN	149,900,000	8,126,044
10.00%	12/05/24	MXN	86,495,000	5,155,675
Petroleos Mexicanos
7.19% (1)	09/12/24	MXN	22,240,000	1,055,244
7.65% (1)	11/24/21	MXN	3,700,000	186,993

Total Mexico (Cost: $36,329,264)				36,879,533

Peru — 2.9%
Peruvian Government International Bond
6.15% (1)	08/12/32	PEN	8,950,000	2,834,818
6.35% (2)	08/12/28	PEN	7,050,000	2,300,692
6.95% (1)	08/12/31	PEN	12,071,000	4,097,430

Total Peru (Cost: $8,762,586)				9,232,940

Poland — 5.6%
Poland Government Bond
2.50%	07/25/26	PLN	8,500,000	2,233,178
2.50%	07/25/27	PLN	61,175,000	15,894,977

Total Poland (Cost: $18,051,156)				18,128,155

Romania — 2.8%
Romania Government Bond
4.75%	02/24/25	RON	11,290,000	2,854,475
5.85%	04/26/23	RON	23,950,000	6,365,132

Total Romania (Cost: $9,690,120)				9,219,607

Russia — 7.6%
Russian Federal Bond — OFZ
7.00%	01/25/23	RUB	114,000,000	1,806,981
7.00%	08/16/23	RUB	418,450,000	6,629,077
7.05%	01/19/28	RUB	176,000,000	2,726,135
7.10%	10/16/24	RUB	204,030,000	3,214,304
7.40%	12/07/22	RUB	201,500,000	3,231,557
7.75%	09/16/26	RUB	196,000,000	3,173,505
8.15%	02/03/27	RUB	245,000,000	4,072,680

Total Russia (Cost: $25,321,713)				24,854,239

Serbia — 4.8%
Serbia Treasury Bond
4.50%	01/25/23	RSD	114,200,000	1,164,368
5.75%	07/21/23	RSD	457,000,000	4,897,203
5.88%	02/08/28	RSD	910,410,000	9,653,497

Total Serbia (Cost: $16,002,915)				15,715,068

South Africa — 9.6%
South Africa Government Bond
8.00%	01/31/30	ZAR	102,954,200	7,319,877
8.75%	01/31/44	ZAR	120,265,000	8,538,712
8.75%	02/28/48	ZAR	120,000,000	8,506,155
8.88%	02/28/35	ZAR	31,100,000	2,288,773

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount		Value
South Africa (Continued)
10.50%	12/21/26	ZAR	53,700,000	$4,563,706

Total South Africa (Cost: $31,158,815)				31,217,223

Thailand — 3.0%
Thailand Government Bond
1.88%	06/17/22	THB	36,645,000	1,094,027
2.13%	12/17/26	THB	195,500,000	5,671,086
3.40%	06/17/36	THB	94,000,000	2,917,233

Total Thailand (Cost: $9,851,504)				9,682,346

Turkey — 4.6%
Turkey Government Bond
8.50%	07/10/19	TRY	5,900,000	1,098,513
9.20%	09/22/21	TRY	13,760,000	2,121,882
10.60%	02/11/26	TRY	9,100,000	1,275,372
10.70%	02/17/21	TRY	26,700,000	4,451,813
11.00%	03/02/22	TRY	8,686,250	1,368,673
11.00%	02/24/27	TRY	33,900,000	4,744,895

Total Turkey (Cost: $21,775,549)				15,061,148

Total Fixed Income Securities (Cost: $304,494,300)				294,405,143

PURCHASED OPTIONS (0.0%) (Cost: $88,200) (3)				53

	Shares
MONEY MARKET INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.83%(4)	7,253,168	7,253,168

Total Money Market Investments (Cost: $7,253,168)		7,253,168

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 6.3%

FOREIGN GOVERNMENT BONDS — 6.3%

Egypt — 3.8%
Egypt Treasury Bills
0.00% (5)	09/04/18	EGP	31,000,000	1,703,778
0.00% (5)	09/11/18	EGP	33,875,000	1,855,274
0.00% (5)	09/25/18	EGP	37,000,000	2,018,193
0.00% (5)	10/09/18	EGP	101,975,000	5,508,019
0.00% (5)	10/23/18	EGP	22,700,000	1,217,715

Total Egypt (Cost: $12,283,235)				12,302,979

Nigeria — 2.5%
Nigeria Treasury Bill
0.00% (5)	09/13/18	NGN	123,000,000	335,379
0.00% (5)	09/20/18	NGN	179,003,000	487,017
0.00% (5)	11/29/18	NGN	971,000,000	2,583,933
0.00% (5)	08/30/18	NGN	370,000,000	1,013,279
0.00% (5)	11/22/18	NGN	799,000,000	2,130,990
0.00% (5)	10/18/18	NGN	589,000,000	1,588,461

Total Nigeria (Cost: $8,117,601)				8,139,059

Total Short Term Investments (Cost: $20,400,836)				20,442,038

Total Investments (98.9%) (Cost: $332,236,504)				322,100,402
Excess Of Other Assets Over Liabilities (1.1%)				3,605,943

Total Net Assets (100.0%)				$325,706,345

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

PURCHASED OPTIONS — OTC

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount (000)	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
USD Put / TRY Call	Citibank N.A.	TRY 3.85	12/19/18	5,880	$5,880	$53	$88,200	$(88,147)

FORWARD CURRENCY CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (6)
Bank of America, N.A.	PHP	45,036,225	08/07/18	$865,000	$847,957	$(17,043)
Bank of America, N.A.	RUB	127,149,750	08/29/18	2,007,734	2,031,576	23,842
Barclays Bank PLC	THB	107,081,100	10/05/18	3,220,000	3,223,662	3,662
BNP Paribas S.A.	CNY	19,992,612	08/20/18	3,128,000	2,928,637	(199,363)
BNP Paribas S.A.	CZK	374,868,913	09/21/18	16,930,000	17,177,780	247,780
BNP Paribas S.A.	PLN	46,243,910	08/29/18	12,635,000	12,651,229	16,229
BNP Paribas S.A.	TRY	32,408,528	10/12/18	6,576,067	6,401,276	(174,791)
Goldman Sachs & Co.	CLP	3,051,024,160	09/07/18	4,790,000	4,772,498	(17,502)
Goldman Sachs & Co.	MYR	24,108,572	10/12/18	5,980,000	5,919,487	(60,513)
Goldman Sachs & Co.	PHP	74,613,000	08/07/18	1,425,000	1,404,839	(20,161)
Goldman Sachs & Co.	PLN	6,003,290	08/29/18	1,630,000	1,642,357	12,357
Standard Chartered PLC	THB	315,321,025	10/05/18	9,525,000	9,492,696	(32,304)

				$68,711,801	$68,493,994	$(217,807)

SELL (7)
Barclays Bank PLC	CNY	19,992,612	08/20/18	$3,070,590	$2,928,637	$141,953
Barclays Bank PLC	TRY	32,408,528	10/12/18	6,460,000	6,401,276	58,724
BNP Paribas S.A.	EUR	7,370,000	01/11/19	8,783,059	8,735,042	48,017
BNP Paribas S.A.	RUB	127,149,750	08/29/18	2,025,000	2,031,575	(6,575)
Goldman Sachs & Co.	PHP	63,100,000	08/07/18	1,197,911	1,188,068	9,843
Standard Chartered PLC	PHP	56,549,225	08/07/18	1,054,237	1,064,728	(10,491)

				$22,590,797	$22,349,326	$241,471

Notes to the Schedule of Investments:

ARS	-	Argentine Peso.
BRL	-	Brazilian Real.
CLP	-	Chilean Peso.
CNY	-	Chinese Yuan.
COP	-	Colombian Peso.
CZK	-	Czech Koruna.
EGP	-	Egyptian Pound.
EUR	-	Euro Currency.
HUF	-	Hungarian Forint.
IDR	-	Indonesian Rupiah.
INR	-	Indian Rupee.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
NGN	-	Nigeria Naira.
PEN	-	Peruvian Nouveau Sol.
PHP	-	Philippines Peso.
PLN	-	Polish Zloty.
RON	-	Romanian New Leu.
RSD	-	Serbian Dinar.
RUB	-	Russian Ruble.
THB	-	Thai Baht.
TRY	-	Turkish New Lira.
USD	-	U.S. Dollar.
ZAR	-	South African Rand.
OTC	-	Over the Counter.

(1)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2018, the value of these securities amounted to $8,174,485 or 2.5% of net assets.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2018, the value of these securities amounted to $5,135,510 or 1.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)	See options table for description of purchased options.

(4)	Rate disclosed is the 7-day net yield as of July 31, 2018.

(5)	Security is not accruing interest.

(6)	Fund buys foreign currency, sells U.S. Dollar.

(7)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Banks	0.1%
Currency Options	0.0 *
Diversified Financial Services	2.3
Foreign Government Bonds	87.6
Oil & Gas	0.4
Short Term Investments	6.3
Money Market Investments	2.2

Total	98.9%

*	Amount rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	July 31, 2018

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$468,054	$—	$468,054
Diversified Financial Services	—	7,574,900	—	7,574,900
Foreign Government Bonds	—	285,119,952	—	285,119,952
Oil & Gas	—	1,242,237	—	1,242,237

Total Fixed Income Securities	—	294,405,143	—	294,405,143

Currency Options	—	53	—	53
Money Market Investments	7,253,168	—	—	7,253,168
Short-Term Investments	—	20,442,038	—	20,442,038

Total Investments	7,253,168	314,847,234	—	322,100,402

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	562,407	—	562,407

Total	$7,253,168	$315,409,641	$—	$322,662,809

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(538,743)	$—	$(538,743)

Total	$—	$(538,743)	$—	$(538,743)

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 18.3% of Net Assets

ASSET-BACKED SECURITIES — 0.9%
Educational Services of America, Inc. (12-2-A)
2.79% (1 mo. USD LIBOR + 0.730%)(1), (2)	04/25/39	$7,498	$7,523
Nelnet Student Loan Trust (12-5A-A)
2.66% (1 mo. USD LIBOR + 0.600%)(1), (2)	10/27/36	4,409	4,404
Scholar Funding Trust (11-A-A)
3.26% (3 mo. USD LIBOR + 0.900%)(1), (2)	10/28/43	3,668	3,681

Total Asset-backed Securities (Cost: $15,638)			15,608

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.2% (Cost: $3,905)
Freddie Mac Multifamily Structured Pass-Through Certificates (KF05-A)
2.44% (1 mo. USD LIBOR + 0.350%)(2)	09/25/21	3,905	3,909

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 0.5% (Cost: $2,255)
LB-UBS Commercial Mortgage Trust (06-C6-XCL) (I/O)
0.46% (1), (3), (4), (5)	09/15/39	1,202,749	8,551

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.8% (Cost: $13,023)
Fannie Mae (05-W3-2AF)
2.28% (1 mo. USD LIBOR + 0.220%)(2)	03/25/45	13,357	13,301

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 9.2%
Bear Stearns Alt-A Trust (04-13-A1)
2.80% (1 mo. USD LIBOR + 0.740%)(2)	11/25/34	1,769	1,774
Bombardier Capital Mortgage Securitization Corp. (01-A-A)
6.81% (4)	12/15/30	2,188	2,201
Centex Home Equity Loan Trust (05-A-AF5)
5.78% (4)	01/25/35	56,358	57,412
Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1)
3.08% (1 mo. USD LIBOR + 1.020%)(2)	11/25/33	10,310	10,104
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C)
3.06% (1 mo. USD LIBOR + 1.000%)(2)	08/25/34	10,111	9,887
Homestar Mortgage Acceptance Corp. (04-5-A1)
2.96% (1 mo. USD LIBOR + 0.900%)(2)	10/25/34	661	665
JPMorgan Mortgage Trust (05-A6-7A1)
3.73% (4)	08/25/35	25,261	24,735
MASTR Seasoned Securitization Trust (05-1-4A1)
3.72% (4)	10/25/32	21,444	21,733
Mid-State Trust (04-1-M1)
6.50%	08/15/37	23,703	25,170
Morgan Stanley Mortgage Loan Trust (04-6AR-1A)
2.96% (1 mo. USD LIBOR + 0.900%)(2)	07/25/34	4,974	4,957
Residential Asset Mortgage Products, Inc. (04-SL3-A2)
6.50%	12/25/31	3,157	3,117

Total Residential Mortgage-backed Securities — Non-agency (Cost: $144,098)			161,755

CORPORATE BONDS — 6.7%

Airlines — 1.9%
Continental Airlines, Inc. Pass-Through Certificates (00-1-A1) (EETC)
8.05%	05/01/22	32,360	34,101
Insurance — 4.0%
Nationwide Mutual Insurance Co.
4.63% (3 mo. USD LIBOR + 2.290%)(1), (2)	12/15/24	70,000	70,175
REIT — 0.8%
HCP, Inc.
3.15%	08/01/22	15,000	14,613

Total Corporate Bonds (Cost: $116,489)			118,889

Total Fixed Income Securities (Cost: $295,408)			322,013

		Shares
Money Market Investments — 7.5%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.83%(6), (7)		37,829	132,169

Total Money Market Investments (Cost: $132,169)			132,169

SHORT TERM INVESTMENTS — 64.8%

U.S. TREASURY SECURITIES — 64.8%
U.S. Treasury Bill
1.93% (8)	10/04/18	121,000	120,586
1.94% (8)	10/11/18	170,000	169,351
1.97% (8)	10/18/18	89,000	88,624
2.13% (8)	01/03/19	575,000	569,812
2.14% (8)	01/10/19	195,000	193,155

Total U.S. Treasury Securities (Cost: $1,141,710)			1,141,528

Total Short Term Investments (Cost: $1,141,710)			1,141,528

Total Investments (90.6%) (Cost: $1,569,287)			1,595,710

Excess Of Other Assets Over Liabilities (9.4%)			164,967
Net Assets (100.0%)			$1,760,677

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Total Return Swaps (7)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Payment Frequency	Unrealized Appreciation	Premium Paid	Value
OTC Swaps
$1,730,329	8/21/18	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index(9)	Monthly	$36,420	$—	$36,420

Notes to Schedule of Investments:

EETC	-	Enhanced Equipment Trust Certificate.
I/O	-	Interest Only Security.
OTC	-	Over the Counter.
REIT	-	Real Estate Investment Trust.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2018, the value of these securities amounted to $94,334 or 5.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2018.

(3)		Restricted security (Note 3).

(4)		Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)		For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)		Rate disclosed is the 7-day net yield as of July 31, 2018.

(7)		All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.

(8)		Rate shown represents yield-to-maturity.

(9)		Custom Index has exposure to the following commodities as shown on the next page.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)	July 31, 2018

Description	Notional	Weight %	Unrealized Appreciation (Depreciation)
Gold	$194,489	11.24%	$(126)
Brent Crude Oil	147,424	8.52%	1,615
Natural Gas	144,828	8.37%	3,976
WTI Crude Oil	139,811	8.08%	2,118
Corn	117,835	6.81%	4,638
Copper High Grade	110,396	6.38%	3,312
Soybeans	98,456	5.69%	6,042
SRW Wheat	75,615	4.37%	5,347
Aluminium Primary	74,404	4.30%	329
RBOB Gasoline	70,251	4.06%	1,046
Live Cattle	68,867	3.98%	(822)
Heating Oil	67,310	3.89%	516
Silver	58,139	3.36%	503
Soybean Meal	56,236	3.25%	2,639
Nickel Primary	54,159	3.13%	2,412
Sugar #11	43,085	2.49%	(2,172)
Zinc High Grade	42,220	2.44%	1,140
Soybean Oil	41,528	2.40%	1,396
Coffee ‘C’ Arabica	39,971	2.31%	(671)
HRW Wheat	30,454	1.76%	2,483
Cotton	29,069	1.68%	907
Lean Hogs	25,782	1.49%	(965)
United States Treasury Bill	—	—	757

	$1,730,329	100.00%	$36,420

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Airlines	1.9%
Asset-Backed Securities	0.9
Commercial Mortgage-Backed Securities — Agency	0.2
Commercial Mortgage-Backed Securities — Non-Agency	0.5
Insurance	4.0
REIT	0.8
Residential Mortgage-Backed Securities — Agency	0.8
Residential Mortgage-Backed Securities — Non-Agency	9.2
U.S. Treasury Securities	64.8
Money Market Investments	7.5

Total	90.6%

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)	July 31, 2018

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$15,608	$—	$15,608
Commercial Mortgage-Backed Securities — Agency	—	3,909	—	3,909
Commercial Mortgage-Backed Securities — Non-Agency	—	—	8,551	8,551
Residential Mortgage-Backed Securities — Agency	—	13,301	—	13,301
Residential Mortgage-Backed Securities — Non-Agency	—	161,755	—	161,755
Corporate Bonds*	—	118,889	—	118,889

Total Fixed Income Securities	—	313,462	8,551	322,013

Money Market Investments	132,169	—	—	132,169
Short-Term Investments	1,141,528	—	—	1,141,528

Total Investments	$1,273,697	$313,462	$8,551	$1,595,710

Asset Derivatives
Swap Agreements
Commodity Risk	—	36,420	—	36,420

Total	$1,273,697	$349,882	$8,551	$1,632,130

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 86.2% of Net Assets

CORPORATE BONDS — 20.6%

Aerospace/Defense — 0.4%
BAE Systems Holdings, Inc.
6.38% (1)	06/01/19	$35,000	$35,969
L3 Technologies, Inc.
4.40%	06/15/28	25,000	25,179

			61,148

Airlines — 0.9%
Continental Airlines, Inc. Pass-Through Trust (01-1A-1) (EETC)
6.70%	12/15/22	14,021	15,002
Delta Air Lines, Inc. Pass-Through Certificates (02-1G1) (EETC)
6.72%	07/02/24	69,463	73,973
US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC)
6.25%	10/22/24	13,702	14,590
US Airways Group, Inc. Pass-Through Certificates (12-1A) (EETC)
5.90%	04/01/26	41,480	43,889

			147,454

Auto Manufacturers — 0.3%
General Motors Co.
3.50%	10/02/18	50,000	50,089

Banks — 5.3%
Citigroup, Inc.
2.05%	12/07/18	125,000	124,800
2.50%	09/26/18	50,000	50,008
3.14% (2)	01/24/23	75,000	73,580
JPMorgan Chase & Co.
2.25%	01/23/20	75,000	74,157
2.98% (3 mo. USD LIBOR + 0.680%)(3)	06/01/21	50,000	50,291
3.90%	07/15/25	100,000	99,947
Morgan Stanley
3.72% (3 mo. USD LIBOR + 1.375%)(3)	02/01/19	50,000	50,319
Wells Fargo & Co.
3.00%	04/22/26	85,000	79,406
Wells Fargo Bank N.A.
2.40%	01/15/20	250,000	247,538

			850,046

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc.
4.90%	02/01/46	29,000	30,349
Constellation Brands, Inc.
2.00%	11/07/19	50,000	49,363

			79,712

Biotechnology — 0.7%
Amgen, Inc.
4.40%	05/01/45	25,000	24,688
Baxalta, Inc.
2.88%	06/23/20	20,000	19,807
Celgene Corp.
3.88%	08/15/25	20,000	19,777
Gilead Sciences, Inc.
3.65%	03/01/26	40,000	39,663

			103,935

Chemicals — 0.3%
Dow Chemical Co. (The)
8.55%	05/15/19	40,000	41,751

Commercial Services — 0.2%
IHS Markit, Ltd.
4.75%	08/01/28	30,000	29,914

Cosmetics/Personal Care — 0.0%
First Quality Finance Co., Inc.
4.63% (1)	05/15/21	2,000	1,965
5.00% (1)	07/01/25	3,000	2,775

			4,740

Diversified Financial Services — 0.5%
Air Lease Corp.
2.13%	01/15/20	35,000	34,391
International Lease Finance Corp.
7.13% (1)	09/01/18	50,000	50,176

			84,567

Electric — 1.1%
AEP Texas Central Co.
3.85% (1)	10/01/25	50,000	50,252
FirstEnergy Transmission LLC
4.35% (1)	01/15/25	50,000	50,479
ITC Holdings Corp.
3.65%	06/15/24	40,000	39,376
MidAmerican Energy Co.
3.10%	05/01/27	40,000	38,479

			178,586

Electronics — 0.0%
Itron, Inc.
5.00% (1)	01/15/26	4,000	3,820

Environmental Control — 0.0%
Clean Harbors, Inc.
5.13%	06/01/21	5,000	5,028

Food — 0.2%
Kraft Heinz Foods Co.
3.95%	07/15/25	35,000	34,390

Forest Products & Paper — 0.3%
Georgia-Pacific LLC
2.54% (1)	11/15/19	50,000	49,666

Healthcare-Products — 0.4%
Abbott Laboratories
3.75%	11/30/26	40,000	39,805
Becton Dickinson and Co.
2.89%	06/06/22	30,000	29,231

			69,036

Healthcare-Services — 1.1%
Anthem, Inc.
3.50%	08/15/24	50,000	48,532
Centene Corp.
4.75%	05/15/22	3,000	3,049
4.75%	01/15/25	3,000	3,004
Fresenius Medical Care US Finance II, Inc.
5.63% (1)	07/31/19	50,000	51,204
HCA, Inc.
5.00%	03/15/24	8,000	8,140
5.25%	04/15/25	2,000	2,049
6.50%	02/15/20	6,000	6,252

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
Healthcare-Services (Continued)
Humana, Inc.
2.63%	10/01/19	$40,000	$39,793
Molina Healthcare, Inc.
4.88% (1)	06/15/25	3,000	2,944
Tenet Healthcare Corp.
4.38%	10/01/21	5,000	4,994
4.75%	06/01/20	5,000	5,069

			175,030

Household Products/Wares — 0.0%
Central Garden & Pet Co.
5.13%	02/01/28	3,000	2,818

Insurance — 0.5%
Farmers Exchange Capital II
6.15% (3 mo. USD LIBOR + 3.744%)(1),(3)	11/01/53	80,000	85,860

Internet — 0.0%
Zayo Group LLC / Zayo Capital, Inc.
5.75% (1)	01/15/27	3,000	2,977

Media — 0.6%
21st Century Fox America, Inc.
4.95%	10/15/45	20,000	22,129
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00% (1)	02/01/28	6,000	5,663
5.13% (1)	05/01/27	8,000	7,648
Charter Communications Operating LLC / Charter Communications Operating Capital
6.48%	10/23/45	30,000	32,869
Sirius XM Radio, Inc.
3.88% (1)	08/01/22	5,000	4,881
Warner Media LLC
3.88%	01/15/26	25,000	24,234

			97,424

Miscellaneous Manufacturers — 1.0%
General Electric Capital Corp.
2.82% (3 mo. USD LIBOR + 0.480%)(3)	08/15/36	200,000	167,981

Oil & Gas — 0.8%
Centennial Resource Production LLC
5.38% (1)	01/15/26	3,000	2,921
Parsley Energy LLC / Parsley Finance Corp.
5.38% (1)	01/15/25	3,000	3,000
Petroleos Mexicanos
3.13% (4)	11/27/20	100,000	122,580

			128,501

Packaging & Containers — 0.1%
Berry Global, Inc.
4.50% (1)	02/15/26	2,000	1,885
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%	09/30/26	2,000	1,814
Graphic Packaging International, Inc.
4.88%	11/15/22	8,000	8,080
OI European Group BV (Netherlands)
4.00% (1)	03/15/23	5,000	4,738
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg)
5.84% (3 mo. USD LIBOR + 3.500%)(1),(3)	07/15/21	5,000	5,072

			21,589

Pharmaceuticals — 0.8%
AbbVie, Inc.
4.50%	05/14/35	25,000	24,680
Actavis Funding SCS (Luxembourg)
3.80%	03/15/25	20,000	19,652
AstraZeneca PLC (United Kingdom)
3.38%	11/16/25	25,000	24,253
CVS Health Corp.
5.05%	03/25/48	40,000	41,612
Valeant Pharmaceuticals International, Inc. (Canada)
5.50% (1)	11/01/25	2,000	2,011
5.88% (1)	05/15/23	8,000	7,710
6.13% (1)	04/15/25	6,000	5,640

			125,558

Pipelines — 0.3%
Energy Transfer Partners LP
5.15%	03/15/45	50,000	46,618
Rockies Express Pipeline LLC
5.63% (1)	04/15/20	3,000	3,101

			49,719

REIT — 2.7%
Alexandria Real Estate Equities, Inc.
3.45%	04/30/25	25,000	23,938
American Campus Communities Operating Partnership LP
3.35%	10/01/20	50,000	49,843
AvalonBay Communities, Inc.
2.77% (2)	01/15/21	40,000	39,995
HCP, Inc.
3.15%	08/01/22	50,000	48,710
Host Hotels & Resorts LP
5.25%	03/15/22	40,000	41,525
SBA Communications Corp.
4.00%	10/01/22	8,000	7,760
SL Green Operating Partnership LP
3.35% (2)	08/16/21	50,000	50,038
SL Green Realty Corp.
5.00%	08/15/18	100,000	100,093
Welltower, Inc.
4.13%	04/01/19	70,000	70,373

			432,275

Retail — 0.4%
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
5.25% (1)	06/01/26	4,000	3,939
Walgreens Boots Alliance, Inc.
3.45%	06/01/26	60,000	56,913

			60,852

Software — 0.0%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75% (1)	03/01/25	3,000	2,910

Telecommunications — 1.2%
AT&T, Inc.
3.40%	05/15/25	45,000	42,818
4.80%	06/15/44	44,000	40,801
Intelsat Jackson Holdings S.A. (Luxembourg)
9.75% (1)	07/15/25	9,000	9,641
Sprint Capital Corp.
6.88%	11/15/28	3,000	2,895
Sprint Communications, Inc.
9.00% (1)	11/15/18	8,000	8,156

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount		Value
Telecommunications (Continued)
Sprint Corp.
7.63%	03/01/26		$2,000	$2,080
Verizon Communications, Inc.
5.25%	03/16/37		75,000	80,657

				187,048

Total Corporate Bonds (Cost: $3,356,506)				3,334,424

MUNICIPAL BOND — 0.3% (Cost: $40,000)
Alabama Economic Settlement Authority, Revenue Bond
4.26%	09/15/32		40,000	40,822

FOREIGN GOVERNMENT BONDS — 40.8%
Australia Government Bond
2.75% (4)	04/21/24	AUD	186,000	140,971
4.75% (4)	04/21/27	AUD	110,000	95,407
Bundesrepublik Deutschland (Germany)
1.25% (4)	08/15/48	EUR	33,000	40,243
2.25% (4)	09/04/21	EUR	90,000	114,192
Canadian Government Bond
0.50%	03/01/22	CAD	215,000	155,599
0.75%	03/01/21	CAD	416,000	308,655
Czech Republic Government Bond
0.45% (4)	10/25/23	CZK	3,680,000	158,353
France Government Bond OAT
2.50% (4)	05/25/30	EUR	154,000	213,928
3.25% (4)	10/25/21	EUR	170,000	222,101
French Republic Government Bond OAT
2.00% (1)	05/25/48	EUR	132,000	169,590
Indonesia Government International Bond
2.63% (4)	06/14/23	EUR	120,000	147,725
Indonesia Treasury Bond
8.38%	03/15/24	IDR	950,000,000	67,686
Ireland Government Bond
0.90% (4)	05/15/28	EUR	186,000	217,749
1.30% (4)	05/15/33	EUR	65,000	75,472
Italy Buoni Poliennali Del Tesoro
0.20%	10/15/20	EUR	235,000	270,852
4.50%	03/01/24	EUR	142,000	186,733
Japan Government Ten-Year Bond
1.00%	09/20/21	JPY	95,800,000	885,598
Japan Government Thirty-Year Bond
2.00%	03/20/42	JPY	54,900,000	636,642
Japan Government Twenty Year Bond
0.50%	09/20/36	JPY	8,700,000	78,240
Korea Treasury Bond
1.88%	06/10/26	KRW	144,000,000	123,118
2.38%	12/10/27	KRW	94,000,000	82,333
Norway Government Bond
2.00% (1)	05/24/23	NOK	2,950,000	370,194
Peruvian Government International Bond
6.35% (4)	08/12/28	PEN	435,000	141,958
Poland Government Bond
3.25%	07/25/25	PLN	265,000	74,025
Portugal Obrigacoes do Tesouro OT
2.13% (1)	10/17/28	EUR	140,000	169,727
4.75% (1)	06/14/19	EUR	95,000	116,000
Slovenia Government Bond
1.00% (4)	03/06/28	EUR	83,000	97,841
Spain Government Bond
0.05%	01/31/21	EUR	100,000	117,598
1.40%	01/31/20	EUR	131,000	157,449
2.75% (1)	10/31/24	EUR	192,000	253,554
2.90% (1)	10/31/46	EUR	128,000	164,526
United Kingdom Gilt
1.25% (4)	07/22/27	GBP	90,000	116,872
1.75% (4)	07/22/19	GBP	53,000	70,213
2.00% (4)	07/22/20	GBP	90,000	120,909
2.75% (4)	09/07/24	GBP	170,000	244,327

Total Foreign Government Bonds (Cost: $7,012,675)				6,606,380

ASSET-BACKED SECURITIES — 3.9%
Babson CLO, Ltd. (13-IA-AR)
3.15% (1),(2)	01/20/28		40,000	39,822
Educational Funding of the South, Inc. (11-1-A2)
2.99% (3 mo. USD LIBOR + 0.650%)(3)	04/25/35		24,289	24,329
Magnetite XI, Ltd. (14-11A-A1R)
3.45% (3 mo. USD LIBOR + 1.120%)(1),(3)	01/18/27		20,000	20,010
Magnetite XII, Ltd. (15-12A-AR)
3.67% (3 mo. USD LIBOR + 1.330%)(1),(3)	04/15/27		30,000	30,021
Navient Student Loan Trust (14-8-A3)
2.66% (1 mo. USD LIBOR + 0.600%)(3)	05/27/49		80,000	80,418
Navient Student Loan Trust (16-2-A3)
3.56% (1 mo. USD LIBOR + 1.500%)(1),(3)	06/25/65		50,000	52,236
SLC Student Loan Trust (08-1-A4A)
3.94% (3 mo. USD LIBOR + 1.600%)(3)	12/15/32		54,578	56,742
SLM Student Loan Trust (07-3-A4)
2.40% (3 mo. USD LIBOR + 0.060%)(3)	01/25/22		50,000	49,038
SLM Student Loan Trust (07-6-A4)
2.72% (3 mo. USD LIBOR + 0.380%)(3)	10/25/24		41,771	41,847
SLM Student Loan Trust (08-9-A)
3.84% (3 mo. USD LIBOR + 1.500%)(3)	04/25/23		12,096	12,345
SLM Student Loan Trust (11-2-A2)
3.26% (1 mo. USD LIBOR + 1.200%)(3)	10/25/34		50,000	51,394
SLM Student Loan Trust (12-7-A3)
2.71% (1 mo. USD LIBOR + 0.650%)(3)	05/26/26		93,641	93,043
Student Loan Consolidation Center (02-2-B2)
0.00% (28-Day Auction Rate)(1),(3)	07/01/42		50,000	39,903
Voya CLO 2015-2, Ltd. (15-2A-AR)
3.32% (1),(2)	07/23/27		45,000	45,021

Total Asset-backed Securities (Cost: $627,865)				636,169

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 3.1%
Fannie Mae (12-M10-AFL)
2.51% (1 mo. USD LIBOR + 0.450%)(3)	09/25/22		105,368	105,183
Fannie Mae (14-M12-FA)
2.38% (1 mo. USD LIBOR + 0.300%)(3)	10/25/21		7,311	7,318
Fannie Mae, Pool #AL6465
3.25%	11/01/23		81,803	82,464
Fannie Mae, Pool #AL6577
3.05%	11/01/22		71,180	70,792
Fannie Mae, Pool #AL6578
2.99%	04/01/23		55,286	55,138
Fannie Mae, Pool #AL8939
2.48%	11/01/22		30,416	29,867
Fannie Mae, Pool #AM2366
2.40%	02/01/23		69,469	67,603

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Fannie Mae, Pool #AM4011
3.67%	07/01/23	$90,000	$91,713

Total Commercial Mortgage-backed Securities — Agency (Cost: $522,826)			510,078

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 0.4%
Bank of America-First Union NB Commercial Mortgage (01-3-XC) (I/O)
1.19% (1),(2),(5),(6)	04/11/37	1,734,910	3,799
COMM Mortgage Trust (14-277P-A)
3.61% (1),(2)	08/10/49	20,000	20,006
Morgan Stanley Capital I Trust (15-420-A)
3.73% (1)	10/12/50	15,000	14,937
Morgan Stanley Capital I Trust (99-RM1-X) (I/O)
0.74% (1),(2),(5),(6)	12/15/31	547,927	162
VNDO Mortgage Trust (12-6AVE-A)
3.00% (1)	11/15/30	25,000	24,594
WF-RBS Commercial Mortgage Trust (11-C4-A3)
4.39% (1)	06/15/44	7,857	7,910

Total Commercial Mortgage-backed Securities — Non-agency (Cost: $70,512)			71,408

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 11.4%
Fannie Mae (07-52-LS) (I/O) (I/F)
3.99% (-1.00 X 1 mo. USD LIBOR + 6.050%)(3)	06/25/37	86,060	8,325
Fannie Mae (08-18-SM) (I/O) (I/F)
4.94% (-1.00 X 1 mo. USD LIBOR + 7.000%)(3)	03/25/38	80,497	8,936
Fannie Mae (09-115-SB) (I/O) (I/F)
4.19% (-1.00 X 1 mo. USD LIBOR + 6.250%)(3)	01/25/40	59,464	8,338
Fannie Mae (10-116-SE) (I/O) (I/F)
4.54% (-1.00 X 1 mo. USD LIBOR + 6.600%)(3)	10/25/40	122,853	17,005
Fannie Mae, Pool #AB3679
3.50%	10/01/41	127,633	127,034
Fannie Mae, Pool #AB4045
3.50%	12/01/41	141,984	142,035
Fannie Mae, Pool #AT5914
3.50%	06/01/43	52,234	51,989
Fannie Mae, Pool #BD7081
4.00%	03/01/47	89,676	91,221
Fannie Mae, Pool #MA1527
3.00%	08/01/33	68,137	67,333
Fannie Mae, Pool #MA1652
3.50%	11/01/33	53,550	53,908
Fannie Mae TBA, 15 Year
3.50% (7)	03/01/33	25,000	25,223
Freddie Mac (2990-ND) (I/F) (PAC)
11.63% (-2.54 X 1 mo. USD LIBOR + 16.891%)(3)	12/15/34	3,966	4,175
Freddie Mac (3439-SC) (I/O) (I/F)
3.83% (-1.00 X 1 mo. USD LIBOR + 5.900%)(3)	04/15/38	81,706	9,130
Freddie Mac, Pool #G08681
3.50%	12/01/45	78,762	78,360
Freddie Mac, Pool #G08698
3.50%	03/01/46	78,507	78,058
Freddie Mac, Pool #G08716
3.50%	08/01/46	78,577	78,047
Freddie Mac, Pool #G08721
3.00%	09/01/46	12,938	12,487
Freddie Mac, Pool #G08722
3.50%	09/01/46	7,979	7,925
Freddie Mac, Pool #G08726
3.00%	10/01/46	152,213	146,905
Freddie Mac, Pool #G08732
3.00%	11/01/46	17,598	16,968
Freddie Mac, Pool #G08762
4.00%	05/01/47	89,096	90,517
Freddie Mac, Pool #G08779
3.50%	09/01/47	56,431	55,925
Freddie Mac, Pool #G08791
3.00%	12/01/47	106,166	102,305
Freddie Mac, Pool #G18592
3.00%	03/01/31	10,119	10,027
Ginnie Mae (11-146-EI) (I/O) (PAC)
5.00%	11/16/41	86,214	17,838
Ginnie Mae (11-69-GI) (I/O)
5.00%	05/16/40	145,578	11,366
Ginnie Mae (12-7-PI) (I/O) (PAC)
3.50%	01/20/38	83,331	2,672
Ginnie Mae II, Pool #MA3597
3.50%	04/20/46	46,974	47,098
Ginnie Mae II, Pool #MA3663
3.50%	05/20/46	6,974	6,992
Ginnie Mae II, Pool #MA3803
3.50%	07/20/46	33,299	33,367
Ginnie Mae II, Pool #MA3873
3.00%	08/20/46	61,079	59,721
Ginnie Mae II, Pool #MA4196
3.50%	01/20/47	87,600	87,728
Ginnie Mae II, Pool #MA4263
4.00%	02/20/47	101,331	104,078
Ginnie Mae II, Pool #MA4454
5.00%	05/20/47	35,867	37,705
Ginnie Mae II TBA, 30 Year
4.50% (7)	04/01/48	120,000	124,455
5.00% (7)	06/01/47	25,000	26,205

Total Residential Mortgage-backed Securities — Agency (Cost: $1,926,133)			1,851,401

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 5.7%
ACE Securities Corp. Home Equity Loan Trust (05-HE3-M2)
2.74% (1 mo. USD LIBOR + 0.675%)(3)	05/25/35	60,138	60,548
Banc of America FundingTrust (05-C-A3)
2.39% (1 mo. USD LIBOR + 0.300%)(3)	05/20/35	59,531	58,741
BCMSC Trust (00-A-A4)
8.29% (2)	06/15/30	189,525	77,282
Bear Stearns ALT-A Trust (05-8-11A1)
2.60% (1 mo. USD LIBOR + 0.540%)(3)	10/25/35	70,841	69,448
First Horizon Mortgage Pass-Through Trust (05-AR4-2A1)
3.42% (2)	10/25/35	68,615	66,607
Green Tree Financial Corp. (98-6-A8)
6.66% (2)	06/01/30	25,091	26,421
JPMorgan Mortgage Trust (05-A6-7A1)
3.73% (2)	08/25/35	44,789	43,856

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Lehman XS Trust (06-9-A1B)
2.22% (1 mo. USD LIBOR + 0.160%)(3)	05/25/46		$51,026	$65,256
Merrill Lynch Alternative Note Asset Trust (07-A3-A2D)
2.39% (1 mo. USD LIBOR + 0.330%)(3),(5)	04/25/37		1,251,739	134,708
MortgageIT Trust (05-1-1A1)
2.70% (1 mo. USD LIBOR + 0.640%)(3)	02/25/35		61,917	62,101
Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1)
4.21% (2)	12/25/34		54,159	53,667
Structured Asset Mortgage Investments II Trust (05-AR6-2A1)
2.68% (1 mo. USD LIBOR + 0.310%)(3)	09/25/45		63,036	61,751
Structured Asset Mortgage Investments, Inc. (06-AR3-22A1)
3.42% (2)	05/25/36		192,567	135,641

Total Residential Mortgage-backed Securities — Non-agency (Cost: $732,966)				916,027

Total Fixed Income Securities (Cost: $14,289,483)				13,966,709

		Shares
INVESTMENT COMPANIES — 2.3%
TCW Emerging Markets Income Fund — I Class(8)			45,398	366,362
Total Investment Companies (Cost: $365,000)				366,362

MONEY MARKET INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.83%, due 01/05/50 (9)			258,084	258,084

Total Money Market Investments (Cost: $258,084)				258,084
		Principal Amount
SHORT TERM INVESTMENTS — 10.9%

FOREIGN GOVERNMENT BONDS — 6.7%
Japan Treasury Bill
0.00% (10)	08/06/18	JPY	32,000,000	285,872
0.00% (10)	08/20/18	JPY	44,000,000	393,090
0.00% (10)	09/10/18	JPY	46,000,000	410,988

Total Foreign Government Bonds (Cost: $1,109,543)				1,089,950

U.S. TREASURY SECURITIES — 4.2%
U.S. Treasury Bill
1.94% (11)	10/11/18		$70,000	69,732
2.15% (11)	10/04/18		539,000	537,158
1.87% (11),(12)	09/13/18		70,000	69,843
Total U.S. Treasury Securities (Cost: $676,711)				676,733

Total Short Term Investments (Cost: $1,786,254)				1,766,683

Total Investments (101.0%) (Cost: $16,698,821)				16,357,838

Liabilities In Excess Of Other Assets (-1.0%)				(159,693)
Net Assets (100.0%)				$16,198,145

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (13)
Goldman Sachs International	EUR	590,000	10/31/18	$690,940	$695,029	$4,089
Barclays Capital	NOK	1,690,000	08/03/18	210,473	207,439	(3,034)
Goldman Sachs International	SEK	635,000	08/03/18	74,062	72,275	(1,787)

				$975,475	$974,743	$(732)

FUTURES CONTRACTS

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation/ Depreciation
BUY
8	2-Year U.S. Treasury Note Futures	09/28/18	$1,692,516	$1,691,000	$(1,516)
10	5-Year U.S. Treasury Note Futures	09/28/18	1,131,442	1,131,250	(192)
5	10-Year U.S. Treasury Note Futures	09/19/18	636,690	635,547	(1,143)
3	U.S. Ultra Long Bond Futures	09/19/18	475,038	470,719	(4,319)

			$3,935,686	$3,928,516	$(7,170)

Notes to Schedule of Investments:

ABS	-	Asset-Backed Securities.
CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TBA	-	To be Announced.
AUD	-	Australian Dollar.
CAD	-	Canadian Dollar.
CZK	-	Czech Koruna.
EUR	-	Euro.
EUR	-	Euro Currency.
GBP	-	British Pound Sterling.
IDR	-	Indonesian Rupiah.
JPY	-	Japanese Yen.
NOK	-	Norwegian Krona.
PEN	-	Peruvian Nouveau Sol.
SEK	-	Swedish Krona.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2018, the value of these securities amounted to $2,009,015 or 12.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2018.

(4)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At July 31, 2018, the value of these securities amounted to $2,340,841 or 14.5% of net assets.

(5)		For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)		Restricted security (Note 3).

(7)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(8)		Affiliated issuer.

(9)		Rate disclosed is the 7-day net yield as of July 31, 2018.

(10)		Security is not accruing interest.

(11)		Rate shown represents yield-to-maturity.

(12)		All or a portion of this security is held as collateral for open futures contracts.

(13)		Fund buys foreign currency, sells U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

SCHEDULE OF INVESTMENTS (Continued)	July 31, 2018

The summary of the TCW Global Bond Fund Fund transactions in the affiliated funds for the year ended July 31, 2018 is as follows:

Name of Affiliated Fund	Value at October 31, 2017 (In Thousands)	Purchases at Cost (In Thousands)	Proceeds from Sales (In Thousands)	Number of Shares Held July 31, 2018	Value at July 31, 2018 (In Thousands)	Dividends and Interest Income Received (In Thousands)	Distributions Received from Net Realized Gain (In thousands)	Net Realized Gain/(Loss) on Investments (In thousands)	Net change in Unrealized Gain/(Loss) on Investments (In thousands)
TCW Emerging Markets Income Fund — I Class
	$—	$365	$—	45,398	$366	$1	$—	$—	$1

Total					$366	$1	$—	$—	$1

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Aerospace/Defense	0.4%
Airlines	0.9
Asset-Backed Securities	3.9
Auto Manufacturers	0.3
Banks	5.3
Beverages	0.5
Biotechnology	0.7
Chemicals	0.3
Commercial Mortgage-Backed Securities — Agency	3.1
Commercial Mortgage-Backed Securities — Non-Agency	0.4
Commercial Services	0.2
Cosmetics/Personal Care	0.0	*
Diversified Financial Services	0.5
Electric	1.1
Electronics	0.0	*
Environmental Control	0.0	*
Food	0.2
Foreign Government Bonds	40.8
Forest Products & Paper	0.3
Healthcare-Products	0.4
Healthcare-Services	1.1
Household Products/Wares	0.0	*
Insurance	0.5
Internet	0.0	*
Investment Companies	2.3
Media	0.6
Miscellaneous Manufacturers	1.0
Municipal Bonds	0.3
Oil & Gas	0.8
Packaging & Containers	0.1
Pharmaceuticals	0.8
Pipelines	0.3
REIT	2.7
Residential Mortgage-Backed Securities — Agency	11.4
Residential Mortgage-Backed Securities — Non-Agency	5.7
Retail	0.4
Short Term Investments	10.9
Software	0.0	*
Telecommunications	1.2
Money Market Investments	1.6

Total	101.0%

*	Amount rounds to less than 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Country (Unaudited)	July 31, 2018

Country	Percentage of Net Assets
Australia	1.5%
Bermuda	0.2
Canada	2.9
Cayman Islands	0.8
Czech Republic	1.0
France	3.7
Germany	0.9
Great Britain	3.5
Indonesia	1.3
Ireland	1.8
Italy	2.9
Japan	16.6
Luxembourg	0.2
Mexico	0.8
Netherlands	0.0
Norway	2.3
Peru	0.9
Poland	0.5
Portugal	1.7
Slovenia	0.6
South Korea	1.3
Spain	4.3
United States	51.3

Total	101.0%

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2018

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$3,334,424	$—	$3,334,424
Municipal Bonds	—	40,822	—	40,822
Foreign Government Bonds	—	6,606,380	—	6,606,380
Asset-Backed Securities	—	636,169	—	636,169
Commercial Mortgage-Backed Securities — Agency	—	510,078	—	510,078
Commercial Mortgage-Backed Securities — Non-Agency	—	67,447	3,961	71,408
Residential Mortgage-Backed Securities — Agency	—	1,851,401	—	1,851,401
Residential Mortgage-Backed Securities — Non-Agency	—	781,319	134,708	916,027

Total Fixed Income Securities	—	13,828,040	138,669	13,966,709

Equity Securities
Diversified Fixed Income Funds	366,362	—	—	366,362
Money Market Investments	258,084	—	—	258,084
Short-Term Investments*	676,733	1,089,950	—	1,766,683

Total Investments	1,301,179	14,917,990	138,669	16,357,838

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	4,089	—	4,089

Total Investments	$1,301,179	$14,922,079	$138,669	$16,361,927

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(4,821)	$—	$(4,821)
Futures
Interest Rate Risk	(7,170)	—	—	(7,170)

Total	$(7,170)	$(4,821)	$—	$(11,991)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 83.2% of Net Assets

BANK LOANS — 8.6%

Commercial Services — 2.5%
Mister Car Wash, Inc., Term Loan B
5.70% (3 mo. USD LIBOR + 3.250%)(1)	08/20/21	$54,039	$54,321
SBA Senior Finance II LLC 2018 Term Loan B
4.08% (3 mo. USD LIBOR + 2.000%)(1)	04/11/25	125,000	124,821
Scientific Games International, Inc., 2018 Term Loan B5
4.90% (3 mo. USD LIBOR + 2.750%)(1)	08/14/24	79,800	79,950
SS&C Technologies Holdings Europe S.A.R.L. 2018 Term Loan B4
4.58% (3 mo. USD LIBOR + 2.500%)(1)	04/16/25	34,826	34,968
SS&C Technologies, Inc. 2018 Term Loan B3
4.58% (3 mo. USD LIBOR + 2.500%)(1)	04/16/25	90,792	91,163
VICI Properties 1 LLC, Replacement Term Loan B
4.08% (3 mo. USD LIBOR + 2.000%)(1)	12/20/24	38,182	38,274

			423,497

Electric — 0.4%
TEX Operations Co. LLC, Exit Term Loan B
4.08% (3 mo. USD LIBOR + 2.750%)(1)	08/04/23	60,155	60,126

Entertainment — 0.6%
Churchill Downs, Inc., 2017 Term Loan B
4.08% (3 mo. USD LIBOR + 2.000%)(1)	12/27/24	94,525	94,741

Food — 0.1%
Dhanani Group, Inc. 2018 Term Loan B
6.08% (3 mo. USD LIBOR + 3.750%)(1)	06/27/25	15,000	14,925

Healthcare-Products — 0.1%
Auris Luxembourg III S.A.R.L. 2018 USD Term Loan B
6.09% (3 mo. USD LIBOR + 3.750%)(1)	07/20/25	16,500	16,634

Healthcare-Services — 0.5%
BCPE Eagle Buyer LLC, 2017 1st Lien Term Loan
6.33% (3 mo. USD LIBOR + 4.250%)(1)	03/18/24	12,838	12,244
BCPE Eagle Buyer LLC, 2017 2nd Lien Term Loan
10.08% (3 mo. USD LIBOR + 8.000%)(1)	03/17/25	13,000	12,967
Gentiva Health Services, Inc. 2018 1st Lien Term Loan
6.09% (3 mo. USD LIBOR + 3.750%)(1)	07/02/25	50,000	50,469

			75,680

Lodging — 0.3%
CityCenter Holdings, LLC, 2017 Term Loan B
4.33% (3 mo. USD LIBOR + 2.50%)(1)	04/18/24	54,201	54,340

Media — 0.2%
Unitymedia Hessen GmbH & Co. KG 2018 Term Loan E
4.07% (3 mo. USD LIBOR + 2.000%)(1)	06/01/23	40,000	39,928

Pharmaceuticals — 0.6%
Alphabet Holding Co., Inc., 2017 1st Lien Term Loan
5.58% (3 mo. USD LIBOR + 3.50%)(1)	09/26/24	32,528	30,597
Catalent Pharma Solutions, Inc., Term Loan B
4.33% (3 mo. USD LIBOR + 2.250%)(1)	05/20/24	25,334	25,391
PharMerica Corp., 1st Lien Term Loan
5.58% (3 mo. USD LIBOR + 3.500%)(1)	12/06/24	25,935	26,077
PharMerica Corp., 2nd Lien Term Loan
9.83% (3 mo. USD LIBOR + 8.750%)(1)	12/07/25	26,000	26,146

			108,211

Retail — 0.9%
1011778 B.C. Unlimited Liability Co., Term Loan B3
4.33% (3 mo. USD LIBOR + 2.250%)(1)	02/16/24	148,121	148,214

Software — 1.8%
First Data Corp., 2022 Term Loan
4.07% (3 mo. USD LIBOR + 2.250%)(1)	07/08/22	60,503	60,575
First Data Corp., 2024 Term Loan
4.07% (3 mo. USD LIBOR + 2.250%)(1)	04/26/24	212,274	212,457
TierPoint LLC, 2017 1st Lien Term Loan
5.83% (3 mo. USD LIBOR +3.750%)(1)	05/06/24	35,386	35,061

			308,093

Telecommunications — 0.6%
Colorado Buyer, Inc., Term Loan B
5.36% (3 mo. USD LIBOR + 3.000%)(1)	05/01/24	24,750	24,814
Intelsat Jackson Holdings S.A., 2017 Term Loan B5
6.63% (3 mo. USD LIBOR + 6.6250%)(1)	01/02/24	65,000	68,189

			93,003

Total Bank Loans (Cost: $1,367,370)			1,437,392

CORPORATE BONDS — 74.6%

Advertising — 0.6%
Lamar Media Corp.
5.75%	02/01/26	100,000	102,880

Aerospace/Defense — 0.7%
Bombardier, Inc. (Canada)
6.13% (2)	01/15/23	33,000	33,577
KLX, Inc.
5.88% (2)	12/01/22	78,000	80,925

			114,502

Airlines — 3.3%
American Airlines, Inc. Pass-Through Trust (13-2-B) (EETC)
5.60% (2)	01/15/22	236,833	241,427
Continental Airlines, Inc. Pass-Through Certificates (99-1-A) (EETC)
6.55%	08/02/20	62,793	63,346
Delta Air Lines, Inc. Pass-Through Certificates (02-1-G-1) (EETC)
6.72%	07/02/24	236,805	252,180

			556,953

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
Banks — 0.3%
CIT Group, Inc.
3.88%	02/19/19	$50,000	$50,163

Chemicals — 1.3%
Axalta Coating Systems LLC
4.88%(2)	08/15/24	160,000	159,800
Kissner Holdings LP / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA (Canada)
8.38%(2)	12/01/22	15,000	15,356
Valvoline, Inc.
4.38%	08/15/25	40,000	37,750

			212,906

Coal — 0.1%
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.
7.50%(2)	06/15/25	22,000	22,798

Commercial Services — 2.1%
Gartner, Inc.
5.13%(2)	04/01/25	12,000	12,137
IHS Markit, Ltd.
4.00%(2)	03/01/26	103,000	98,550
4.75%(2)	02/15/25	15,000	15,056
Matthews International Corp.
5.25%(2)	12/01/25	65,000	62,563
Service Corp. International
4.50%	11/15/20	110,000	110,412
4.63%	12/15/27	50,000	47,625

			346,343

Computers — 0.7%
EMC Corp.
2.65%	06/01/20	120,000	117,150

Cosmetics/Personal Care — 0.3%
First Quality Finance Co., Inc.
4.63%(2)	05/15/21	50,000	49,125

Diversified Financial Services — 1.5%
Ally Financial, Inc.
3.25%	11/05/18	250,000	249,669

Electric — 0.2%
NextEra Energy Operating Partners LP
4.25%(2)	09/15/24	7,000	6,790
4.50%(2)	09/15/27	30,000	28,388

			35,178

Electrical Components & Equipment — 0.3%
Energizer Gamma Acquisition, Inc.
6.38%(2)	07/15/26	40,000	41,200

Electronics — 0.8%
Itron, Inc.
5.00%(2)	01/15/26	145,000	138,475

Entertainment — 1.5%
Caesars Resort Collection LLC / CRC Finco, Inc.
5.25%(2)	10/15/25	27,000	26,021
GLP Capital LP / GLP Financing II, Inc.
4.88%	11/01/20	75,000	76,219
5.75%	06/01/28	43,000	43,847
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp.
6.13%(2)	08/15/21	50,000	49,813
WMG Acquisition Corp.
5.50%(2)	04/15/26	52,000	51,512

			247,412

Environmental Control — 2.1%
Clean Harbors, Inc.
5.13%	06/01/21	229,000	230,305
Covanta Holding Corp.
5.88%	07/01/25	18,000	17,640
GFL Environmental, Inc.
5.38%(2)	03/01/23	57,000	53,278
Waste Pro USA, Inc.
5.50%(2)	02/15/26	55,000	52,663

			353,886

Food — 2.7%
Albertsons Companies, Inc.
6.09%(2),(3)	01/15/24	35,000	35,525
B&G Foods, Inc.
4.63%	06/01/21	150,000	149,063
Chobani LLC / Chobani Finance Corp., Inc.
7.50%(2)	04/15/25	17,000	15,640
Kraft Heinz Foods Co.
4.88%(2)	02/15/25	60,000	61,235
Pilgrim’s Pride Corp.
5.75%(2)	03/15/25	7,000	6,711
5.88%(2)	09/30/27	58,000	54,230
Post Holdings, Inc.
5.63%(2)	01/15/28	125,000	119,531

			441,935

Healthcare-Products — 1.1%
Hill-Rom Holdings, Inc.
5.75%(2)	09/01/23	70,000	71,575
Hologic, Inc.
4.63%(2)	02/01/28	55,000	51,769
Teleflex, Inc.
4.63%	11/15/27	62,000	59,132
4.88%	06/01/26	7,000	6,956

			189,432

Healthcare-Services — 7.7%
Acadia Healthcare Co., Inc.
6.50%	03/01/24	76,000	77,710
Centene Corp.
4.75%	05/15/22	85,000	86,381
5.63%	02/15/21	35,000	35,853
CHS / Community Health Systems, Inc.
5.13%	08/01/21	12,000	11,385
6.25%	03/31/23	120,000	112,200
HCA, Inc.
5.25%	06/15/26	75,000	76,406
6.50%	02/15/20	365,000	380,366
Polaris Intermediate Corp.
8.50%(2)	12/01/22	10,000	10,388
SP Finco LLC
6.75%(2)	07/01/25	10,000	9,488
Tenet Healthcare Corp.
4.50%	04/01/21	113,000	113,565
4.63%	07/15/24	147,000	142,774
4.75%	06/01/20	125,000	126,719
WellCare Health Plans, Inc.
5.25%	04/01/25	96,000	96,840

			1,280,075

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
Household Products/Wares — 0.7%
Central Garden & Pet Co.
5.13%	02/01/28	$55,000	$51,666
Spectrum Brands, Inc.
6.13%	12/15/24	20,000	20,375
6.63%	11/15/22	45,000	46,462

			118,503

Internet — 0.6%
Zayo Group LLC / Zayo Capital, Inc.
5.75%(2)	01/15/27	105,000	104,212

Leisure Time — 0.3%
NCL Corp., Ltd.
4.75%(2)	12/15/21	48,000	48,180

Lodging — 0.9%
Boyd Gaming Corp.
6.00%(2)	08/15/26	48,000	48,480
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp.
5.88%(2)	05/15/25	38,000	35,957
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.25%(2)	05/15/27	30,000	28,275
5.50%(2)	03/01/25	30,000	29,700

			142,412

Machinery-Diversified — 0.1%
Titan Acquisition, Ltd. / Titan Co-Borrower LLC
7.75%(2)	04/15/26	20,000	17,919

Media — 10.8%
Altice US Finance I Corp. (Luxembourg)
5.38%(2)	07/15/23	200,000	202,250
AMC Networks, Inc.
4.75%	08/01/25	45,000	43,425
Cable One, Inc.
5.75%(2)	06/15/22	117,000	119,047
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%(2)	02/01/28	101,000	95,319
5.13%(2)	05/01/27	195,000	186,409
Cequel Communications Holdings I LLC / Cequel Capital Corp.
5.13%(2)	12/15/21	25,000	25,106
5.13%(2),(4),(5)	12/15/21	17,000	17,064
CSC Holdings LLC
5.38%(2)	02/01/28	200,000	188,942
8.63%	02/15/19	130,000	133,737
DISH DBS Corp.
5.88%	11/15/24	17,000	14,152
7.75%	07/01/26	17,000	14,875
DISH Network Corp.
3.38%	08/15/26	27,000	24,596
EW Scripps Co. (The)
5.13%(2)	05/15/25	38,000	35,851
Midcontinent Communications & Finance Co.
6.88%(2)	08/15/23	55,000	57,991
Radiate Holdco LLC / Radiate Finance, Inc.
6.88%(2)	02/15/23	18,000	17,505
Sinclair Television Group, Inc.
6.13%	10/01/22	100,000	102,000
Sirius XM Radio, Inc.
3.88%(2)	08/01/22	219,000	213,799
TEGNA, Inc.
5.13%	10/15/19	91,000	91,341
Univision Communications, Inc.
5.13%(2)	02/15/25	39,000	36,270
Virgin Media Secured Finance PLC (United Kingdom)
5.50%(2)	08/15/26	200,000	190,250

			1,809,929

Oil & Gas — 4.3%
Centennial Resource Production LLC
5.38%(2)	01/15/26	43,000	41,871
CrownRock LP / CrownRock Finance, Inc.
5.63%(2)	10/15/25	17,000	16,426
Diamondback Energy, Inc.
4.75%	11/01/24	5,000	4,881
5.38%	05/31/25	45,000	45,225
Endeavor Energy Resources LP / EER Finance, Inc.
5.75%(2)	01/30/28	38,000	37,288
Ensco PLC (United Kingdom)
7.75%	02/01/26	43,000	41,656
Gulfport Energy Corp.
6.38%	05/15/25	8,000	7,790
Newfield Exploration Co.
5.75%	01/30/22	98,000	102,655
Parsley Energy LLC / Parsley Finance Corp.
5.25%(2)	08/15/25	58,000	57,565
Range Resources Corp.
4.88%	05/15/25	59,000	54,944
Seven Generations Energy, Ltd. (Canada)
5.38%(2)	09/30/25	37,000	35,566
Sunoco LP / Sunoco Finance Corp.
4.88%(2)	01/15/23	140,000	137,753
Transocean Pontus, Ltd.
6.13%(2)	08/01/25	85,000	86,807
WPX Energy, Inc.
5.25%	09/15/24	23,000	22,973
5.75%	06/01/26	17,000	17,106

			710,506

Oil & Gas Services — 1.0%
Transocean Proteus, Ltd.
6.25%(2)	12/01/24	123,250	126,177
USA Compression Partners LP / USA Compression Finance Corp.
6.88%(2)	04/01/26	39,000	40,268

			166,445

Packaging & Containers — 5.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland)
4.25%(2)	09/15/22	200,000	197,500
Ball Corp.
4.00%	11/15/23	110,000	107,112
4.38%	12/15/20	55,000	55,825
Berry Global, Inc.
4.50%(2)	02/15/26	50,000	47,125
Berry Plastics Corp.
5.13%	07/15/23	40,000	39,902
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%	09/30/26	63,000	57,153
Graphic Packaging International, Inc.
4.88%	11/15/22	60,000	60,600
Multi-Color Corp.
4.88%(2)	11/01/25	88,000	81,840
OI European Group BV (Netherlands)
4.00%(2)	03/15/23	128,000	121,280
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg)
5.84% (3 mo. USD LIBOR + 3.500%)(1),(2)	07/15/21	170,000	172,465

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
Packaging & Containers (Continued)
Sealed Air Corp.
5.25%(2)	04/01/23	$17,000	$17,383

			958,185

Pharmaceuticals — 2.2%
Valeant Pharmaceuticals International, Inc. (Canada)
5.50%(2)	11/01/25	121,000	121,672
5.88%(2)	05/15/23	162,000	156,128
6.50%(2)	03/15/22	45,000	47,090
9.25%(2)	04/01/26	35,000	37,406

			362,296

Pipelines — 5.9%
Blue Racer Midstream LLC / Blue Racer Finance Corp.
6.63%(2)	07/15/26	20,000	20,250
Cheniere Corpus Christi Holdings LLC
5.13%	06/30/27	15,000	15,101
Energy Transfer Equity LP
5.50%	06/01/27	115,000	118,162
5.88%	01/15/24	17,000	17,829
EQT Midstream Partners LP
5.50%	07/15/28	85,000	86,831
Kinder Morgan Energy Partners LP
2.65%	02/01/19	135,000	134,740
NGPL PipeCo LLC
4.38%(2)	08/15/22	95,000	95,594
Rockies Express Pipeline LLC
5.63%(2)	04/15/20	155,000	160,254
6.00%(2)	01/15/19	85,000	85,978
6.88%(2)	04/15/40	10,000	11,650
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.88%(2)	04/15/26	101,000	103,146
TransMontaigne Partners LP / TLP Finance Corp.
6.13%	02/15/26	50,000	49,625
Williams Cos., Inc. (The)
3.70%	01/15/23	45,000	44,100
4.55%	06/24/24	50,000	50,500

			993,760

REIT — 0.4%
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
4.50%	01/15/28	48,000	44,040
5.63%	05/01/24	21,000	21,578

			65,618

Retail — 2.4%
1011778 BC ULC / New Red Finance, Inc. (Canada)
4.25%(2)	05/15/24	57,000	54,364
Cumberland Farms, Inc.
6.75%(2)	05/01/25	57,000	57,570
IRB Holding Corp.
6.75%(2)	02/15/26	20,000	19,050
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
4.75%(2)	06/01/27	28,000	26,519
5.00%(2)	06/01/24	3,000	2,977
5.25%(2)	06/01/26	117,000	115,210
Nathan’s Famous, Inc.
6.63%(2)	11/01/25	19,000	19,119
Party City Holdings, Inc.
6.63%(2)	08/01/26	29,000	29,145
Rite Aid Corp.
6.13%(2)	04/01/23	80,000	80,800

			404,754

Software — 0.7%
CDK Global, Inc.
3.80%	10/15/19	83,000	83,311
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%(2)	03/01/25	38,000	36,860
MSCI, Inc.
4.75%(2)	08/01/26	4,000	3,970

			124,141

Telecommunications — 11.3%
Frontier Communications Corp.
7.13%	01/15/23	148,000	107,481
8.50%(2)	04/01/26	27,000	26,021
Intelsat Jackson Holdings S.A. (Luxembourg)
5.50%	08/01/23	278,000	256,455
9.75%(2)	07/15/25	45,000	48,206
Level 3 Financing, Inc.
5.25%	03/15/26	20,000	19,300
5.38%	01/15/24	138,000	136,965
6.13%	01/15/21	45,000	45,506
Qwest Corp.
6.75%	12/01/21	142,000	151,496
Sprint Capital Corp.
8.75%	03/15/32	178,000	192,018
Sprint Communications, Inc.
9.00%(2)	11/15/18	130,000	132,535
Sprint Corp.
7.63%	03/01/26	115,000	119,600
Sprint Nextel Corp.
7.00%(2)	03/01/20	40,000	41,616
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%(2)	03/20/25	200,000	199,000
T-Mobile USA, Inc.
4.50%	02/01/26	95,000	89,300
4.75%	02/01/28	311,000	288,748
6.50%	01/15/24	30,000	31,331
Windstream Services LLC
6.38%	08/01/23	15,000	8,737

			1,894,315

Total Corporate Bonds (Cost: $12,585,274)			12,471,257

Total Fixed Income Securities (Cost: $13,952,644)			13,908,649

		Shares
COMMON STOCK — 0.3% (Cost: $327,224)
Electric — 0.3%
Homer City Holdings LLC — Series A(4),(6)		5,610	58,905

Total Common Stock (Cost: $327,224)			58,905

MONEY MARKET INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.83%(7)		112,146	112,146

Total Money Market Investments (Cost: $112,146)			112,146

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
SHORT TERM INVESTMENTS — 13.8%

U.S. Treasury Securities — 13.8%
U.S. Treasury Bill
1.80%(8)	10/04/18	$787,000	$784,310
1.90%(8),(9)	09/13/18	31,000	30,931
1.90%(8)	10/11/18	193,000	192,263
2.00%(8)	10/25/18	644,000	641,033
2.10%(8)	01/03/19	666,000	659,989
Total U.S. Treasury Securities (Cost: $2,308,522)			2,308,526

Total Short Term Investments (Cost: $2,308,522)			2,308,526

Total Investments (98.0%) (Cost: $16,700,536)			16,388,226

Excess Of Other Assets Over Liabilities (2.0%)			336,874

Net Assets (100.0%)			$16,725,100

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Credit Default Swaps — Buy Protection

Notional Amount (10)	Implied Credit Spread (11)	Expiration Date	Counterparty	Reference Entity	Fixed Deal Pay Rate	Payment Frequency	Unrealized (Depreciation)	Premium (Received)	Value (12)
OTC Swaps
$250,000	0.56%	3/20/19	Goldman Sachs International	Arconic, Inc.	1.0%	Quarterly	$(2,067)	$1,062	$(1,005)

Futures

Number of Contracts	Type	Expiration Date	Notional Value	Market Value	Net Unrealized Appreciation/ Depreciation
Long Futures
17	2-Year U.S. Treasury Note Futures	09/28/18	$3,598,330	$3,593,374	$(4,956)
12	5-Year U.S. Treasury Note Futures	09/28/18	1,360,932	1,357,500	(3,432)

			$4,959,262	$4,950,874	$(8,388)

Short Futures
1	10-Year U.S. Treasury Note Futures	09/19/18	$(127,279)	$(127,109)	$170

			$(127,279)	$(127,109)	$170

Notes to Schedule of Investments:

EETC	-	Enhanced Equipment Trust Certificate.
OTC	-	Over the Counter.
REIT	-	Real Estate Investment Trust.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2018.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2018, the value of these securities amounted to $6,323,516 or 37.8% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)		Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)		For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)		Restricted security (Note 3).

(6)		Non-income producing security.

(7)		Rate disclosed is the 7-day net yield as of July 31, 2018.

(8)		Rate shown represents yield-to-maturity.

(9)		All or a portion of this security is held as collateral for open futures contracts.

(10)		The maximum potential amount the Fund could receive as buyer or pay as seller of protection if a credit event occurred as defined under the terms of that particular swap agreement.

(11)		An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(12)		The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit worthiness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Advertising	0.6%
Aerospace/Defense	0.7
Airlines	3.3
Banks	0.3
Chemicals	1.3
Coal	0.1
Commercial Services	4.6
Computers	0.7
Cosmetics/Personal Care	0.3
Diversified Financial Services	1.5
Electric	0.9
Electrical Components & Equipment	0.3
Electronics	0.8
Entertainment	2.1
Environmental Control	2.1
Food	2.8
Healthcare-Products	1.2
Healthcare-Services	8.2
Household Products/Wares	0.7
Internet	0.6
Leisure Time	0.3
Lodging	1.2
Machinery-Diversified	0.1
Media	11.0
Oil & Gas	4.3
Oil & Gas Services	1.0
Packaging & Containers	5.7
Pharmaceuticals	2.8
Pipelines	5.9
REIT	0.4
Retail	3.3
Short Term Investments	13.8
Software	2.5
Telecommunications	11.9
Money Market Investments	0.7

Total	98.0%

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2018

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$1,437,392	$—	$1,437,392
Corporate Bonds*	—	12,454,193	17,064	12,471,257

Total Fixed Income Securities	—	13,891,585	17,064	13,908,649

Equity Securities
Common Stock*	—	—	58,905	58,905
Money Market Investments	112,146	—	—	112,146
Short-Term Investments*	2,308,526	—	—	2,308,526

Total Investments	2,420,672	13,891,585	75,969	16,388,226

Asset Derivatives
Futures
Interest Rate Risk	170	—	—	170

Total Investments	$2,420,842	$13,891,585	$75,969	$16,388,396

Liability Derivatives
Futures
Interest Rate Risk	(8,388)	—	—	(8,388)
Swap Agreements
Credit Risk	$—	$(1,005)	$—	$(1,005)

Total	$(8,388)	$(1,005)	$—	$(9,393)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 85.7% of Net Assets

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 5.1%
Fannie Mae, Pool #AM7028
2.24% (1 mo. USD LIBOR + 0.240%)(1)	10/01/19	$65,000	$64,974
Fannie Mae, Pool #AM6161
2.28%	08/01/19	59,834	59,548
Fannie Mae, Pool #464321
4.36%	01/01/20	43,935	44,553
Fannie Mae (15-M10-FA)
2.33% (1 mo. USD LIBOR + 0.250%)(1)	03/25/19	3,024	3,020
Freddie Mac Multifamily Structured Pass-Through Certificates (J15F-A1)
2.36%	07/25/20	31,402	31,248
Freddie Mac Multifamily Structured Pass-Through Certificates (KF04-A)
2.40% (1 mo. USD LIBOR + 0.310%)(1)	06/25/21	49,981	50,011
Freddie Mac Multifamily Structured Pass-Through Certificates (KF14-A)
2.74% (1 mo. USD LIBOR + 0.650%)(1)	01/25/23	21,613	21,686
Freddie Mac Multifamily Structured Pass-Through Certificates (KIR1-A1)
2.45%	03/25/26	44,814	43,735
Freddie Mac Multifamily Structured Pass-Through Certificates (KJ02-A2)
2.60%	09/25/20	46,676	46,309
Freddie Mac Multifamily Structured Pass-Through Certificates (KP02-A2)
2.36% (2)	04/25/21	44,918	44,692

Total Commercial Mortgage-backed Securities — Agency (Cost: $413,733)			409,776

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 0.3%
JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP9-A3S)
5.24% (3)	05/15/47	15,880	15,829
OBP Depositor LLC Trust (10-OBP-A)
4.65% (3)	07/15/45	10,000	10,237

Total Commercial Mortgage-backed Securities — Non-agency (Cost: $27,039)			26,066

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 16.9%
Fannie Mae (03-11-FA)
3.06% (1 mo. USD LIBOR + 1.000%)(1)	09/25/32	18,006	18,430
Fannie Mae (03-52-NF)
2.46% (1 mo. USD LIBOR + 0.400%)(1)	06/25/23	8,102	8,110
Fannie Mae (03-84-GE) (PAC)
4.50%	09/25/18	154	153
Fannie Mae (05-114-PF) (PAC)
2.44% (1 mo. USD LIBOR + 0.375%)(1)	08/25/35	36,544	36,592
Fannie Mae (06-60-DF)
2.49% (1 mo. USD LIBOR + 0.430%)(1)	04/25/35	30,353	30,476
Fannie Mae (06-84-WF) (PAC)
2.36% (1 mo. USD LIBOR + 0.300%)(1)	02/25/36	9,726	9,730
Fannie Mae (07-64-FA)
2.53% (1 mo. USD LIBOR + 0.470%)(1)	07/25/37	37,356	37,681
Fannie Mae (07-67-FA)
2.31% (1 mo. USD LIBOR + 0.250%)(1)	04/25/37	31,831	31,842
Fannie Mae (08-15-JN)
4.50%	02/25/23	21,939	22,082
Fannie Mae (08-24-PF) (PAC)
2.71% (1 mo. USD LIBOR + 0.650%)(1)	02/25/38	26,695	27,012
Fannie Mae (08-47-PF) (PAC)
2.56% (1 mo. USD LIBOR + 0.500%)(1)	06/25/38	1,970	1,971
Fannie Mae (09-33-FB)
2.88% (1 mo. USD LIBOR + 0.820%)(1)	03/25/37	27,776	28,427
Fannie Mae (10-83-AK)
3.00%	11/25/18	3,710	3,706
Fannie Mae (11-124-DF)
2.51% (1 mo. USD LIBOR + 0.450%)(1)	08/25/40	16,596	16,670
Fannie Mae (11-75-HP) (PAC)
2.50%	07/25/40	39,684	39,226
Fannie Mae, Pool #254548
5.50%	12/01/32	14,752	15,915
Fannie Mae, Pool #600187
7.00%	07/01/31	33,503	36,559
Fannie Mae, Pool #995364
6.00%	10/01/38	17,047	18,583
Fannie Mae, Pool #AL0851
6.00%	10/01/40	8,745	9,567
Freddie Mac (2550-FI) (TAC)
2.42% (1 mo. USD LIBOR + 0.350%)(1)	11/15/32	4,264	4,264
Freddie Mac (2763-FC)
2.42% (1 mo. USD LIBOR + 0.350%)(1)	04/15/32	7,960	7,968
Freddie Mac (2764-OE) (PAC)
4.50%	03/15/19	4,607	4,613
Freddie Mac (2990-DE)
2.45% (1 mo. USD LIBOR + 0.380%)(1)	11/15/34	35,491	35,602
Freddie Mac (3071-TF) (PAC)
2.37% (1 mo. USD LIBOR + 0.300%)(1)	04/15/35	46,211	46,244
Freddie Mac (3139-FL) (PAC)
2.37% (1 mo. USD LIBOR + 0.300%)(1)	01/15/36	33,247	33,263
Freddie Mac (3172-FK)
2.52% (1 mo. USD LIBOR + 0.450%)(1)	08/15/33	17,799	17,818
Freddie Mac (3196-FA) (PAC)
2.42% (1 mo. USD LIBOR + 0.350%)(1)	04/15/32	58,315	58,371
Freddie Mac (3300-FA)
2.37% (1 mo. USD LIBOR + 0.300%)(1)	08/15/35	45,507	45,560
Freddie Mac (3318-F)
2.32% (1 mo. USD LIBOR + 0.250%)(1)	05/15/37	54,058	53,941
Freddie Mac (3335-FT)
2.22% (1 mo. USD LIBOR + 0.150%)(1)	08/15/19	216	216
Freddie Mac (3645-EH)
3.00%	12/15/20	22,651	22,651

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Freddie Mac (3747-HG) (PAC)
2.40%	07/15/37	$9,101	$9,090
Freddie Mac (3767-JF) (PAC)
2.37% (1 mo. USD LIBOR + 0.300%)(1)	02/15/39	51,857	52,029
Freddie Mac (3804-FN) (PAC)
2.52% (1 mo. USD LIBOR + 0.450%)(1)	03/15/39	13,618	13,620
Freddie Mac (3824-FA)
2.22% (1 mo. USD LIBOR + 0.150%)(1)	03/15/26	23	23
Freddie Mac (3828-TF)
2.47% (1 mo. USD LIBOR + 0.400%)(1)	04/15/29	54,532	54,586
Freddie Mac (3879-MF)
2.42% (1 mo. USD LIBOR + 0.350%)(1)	09/15/38	32,618	32,728
Freddie Mac (3901-CD)
2.00%	10/15/18	1,524	1,522
Freddie Mac (3940-PF) (PAC)
2.42% (1 mo. USD LIBOR + 0.350%)(1)	05/15/40	63,825	63,922
Freddie Mac (3946-FG) (PAC)
2.42% (1 mo. USD LIBOR + 0.350%)(1)	10/15/39	30,157	30,218
Freddie Mac (4231-FD)
2.42% (1 mo. USD LIBOR + 0.350%)(1)	10/15/32	73,193	73,195
Freddie Mac (263-F5)
2.57% (1 mo. USD LIBOR + 0.500%)(1)	06/15/42	54,734	55,315
Ginnie Mae (04-5-PF)
2.64% (1 mo. USD LIBOR + 0.550%)(1)	02/20/33	17,902	17,936
Ginnie Mae (12-13-KF)
2.39% (1 mo. USD LIBOR + 0.300%)(1)	07/20/38	37,330	37,226
Ginnie Mae II, Pool #80022
3.13% (1 year Treasury Constant Maturity Rate + 1.500%)(1)	12/20/26	15,822	16,230
Ginnie Mae II, Pool #80636
2.75% (1 year Treasury Constant Maturity Rate + 1.500%)(1)	09/20/32	11,490	11,837
Ginnie Mae II, Pool #80757
2.75% (1 year Treasury Constant Maturity Rate + 1.500%)(1)	10/20/33	9,219	9,176
Ginnie Mae II, Pool #80797
3.38% (1 year Treasury Constant Maturity Rate + 1.500%)(1)	01/20/34	57,335	59,391
Ginnie Mae II, Pool #80937
2.63% (1 year Treasury Constant Maturity Rate + 1.500%)(1)	06/20/34	23,961	24,784
NCUA Guaranteed Notes (10-R1-1A)
2.54% (1 mo. USD LIBOR + 0.450%)(1)	10/07/20	65,019	65,189

Total Residential Mortgage-backed Securities — Agency (Cost: $1,346,878)			1,351,260

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 1.2%
Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1)
3.62% (2)	11/25/32	65,642	66,916
First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C)
3.06% (1 mo. USD LIBOR + 1.000%)(1)	08/25/34	20,223	19,775
Homestar Mortgage Acceptance Corp. (04-5-A1)
2.96% (1 mo. USD LIBOR + 0.900%)(1)	10/25/34	1,304	1,312
Morgan Stanley Mortgage Loan Trust (04-6AR-1A)
2.96% (1 mo. USD LIBOR + 0.900%)(1)	07/25/34	9,947	9,913
Residential Accredit Loans, Inc. (02-QS16-A2)
2.61% (1 mo. USD LIBOR + 0.55%)(1),(4)	10/25/17	110	110

Total Residential Mortgage-backed Securities — Non-agency (Cost: $94,401)			98,026

CORPORATE BONDS — 29.5%
Aerospace/Defense — 0.8%
BAE Systems Holdings, Inc.
6.38% (3)	06/01/19	20,000	20,554
L3 Technologies, Inc.
4.95%	02/15/21	15,000	15,476
Lockheed Martin Corp.
1.85%	11/23/18	25,000	24,954

			60,984

Agriculture — 0.3%
Altria Group, Inc.
9.70%	11/10/18	20,000	20,392

Airlines — 0.4%
Continental Airlines, Inc. Pass-Through Certificates (99-1-A) (EETC)
6.55%	08/02/20	33,854	34,152

Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC
2.60%	11/04/19	25,000	24,819
General Motors Co.
3.50%	10/02/18	20,000	20,035

			44,854

Banks — 10.0%
Bank of America Corp.
2.37% (3 mo. USD LIBOR + 0.660%)(1)	07/21/21	70,000	68,677
2.74% (2)	01/23/22	25,000	24,569
7.63%	06/01/19	15,000	15,583
Bank of New York Mellon Corp. (The)
2.20%	05/15/19	25,000	24,928
Citigroup, Inc.
2.05%	12/07/18	25,000	24,960
2.45%	01/10/20	25,000	24,771
2.50%	07/29/19	25,000	24,932
Goldman Sachs Group, Inc. (The)
2.55%	10/23/19	40,000	39,797
3.44% (3 mo. USD LIBOR + 1.100%)(1)	11/15/18	25,000	25,075
7.50%	02/15/19	50,000	51,297

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
Banks (Continued)
JPMorgan Chase & Co.
2.98% (3 mo. USD LIBOR + 0.680%)(1)	06/01/21	$75,000	$75,436
JPMorgan Chase Bank NA
3.09% (2)	04/26/21	50,000	49,887
Macquarie Bank, Ltd. (Australia)
2.35% (3)	01/15/19	15,000	14,965
Morgan Stanley
2.90% (2)	02/10/21	30,000	30,059
3.16% (3 mo. USD LIBOR + 0.800%)(1)	02/14/20	30,000	30,088
7.30%	05/13/19	60,000	62,070
PNC Bank NA
1.80%	11/05/18	50,000	49,918
Santander UK PLC (United Kingdom)
2.50%	03/14/19	30,000	29,928
Wells Fargo & Co.
2.15%	01/30/20	40,000	39,474
Wells Fargo Bank N.A.
2.40%	01/15/20	100,000	99,015

			805,429

Beverages — 0.8%
Anheuser-Busch InBev Worldwide, Inc.
6.88%	11/15/19	25,000	26,204
Constellation Brands, Inc.
2.00%	11/07/19	25,000	24,682
Molson Coors Brewing Co.
2.25%	03/15/20	15,000	14,770

			65,656

Chemicals — 0.3%
Dow Chemical Co. (The)
8.55%	05/15/19	20,000	20,875

Computers — 0.6%
Apple, Inc.
1.70%	02/22/19	30,000	29,890
Dell International LLC / EMC Corp.
3.48% (3)	06/01/19	20,000	20,070

			49,960

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.75%	05/15/19	25,000	25,144
Air Lease Corp.
2.63%	09/04/18	25,000	25,001
American Express Credit Corp.
2.25%	08/15/19	25,000	24,880

			75,025

Electric — 1.4%
Jersey Central Power & Light Co.
7.35%	02/01/19	40,000	40,822
Oncor Electric Delivery Co. LLC
6.80%	09/01/18	50,000	50,151
Vectren Utility Holdings, Inc.
5.75%	08/01/18	25,000	25,000

			115,973

Food — 1.7%
Campbell Soup Co.
2.83% (2)	03/16/20	15,000	15,013
Conagra Brands, Inc.
2.84% (2)	10/09/20	25,000	24,945
Danone SA
1.69% (3)	10/30/19	20,000	19,648
Kraft Heinz Foods Co.
6.13%	08/23/18	35,000	35,074
Mondelez International Holdings Netherlands BV
1.63% (3)	10/28/19	25,000	24,573
Tyson Foods, Inc.
2.78% (2)	08/21/20	15,000	15,026

			134,279

Forest Products & Paper — 0.3%
Georgia-Pacific LLC
2.54% (3)	11/15/19	20,000	19,866

Gas — 0.3%
ONE Gas, Inc.
2.07%	02/01/19	25,000	24,932

Healthcare-Products — 0.7%
Abbott Laboratories
2.35%	11/22/19	4,000	3,984
Becton Dickinson and Co.
3.21% (2)	12/29/20	20,000	20,039
Boston Scientific Corp.
6.00%	01/15/20	15,000	15,587
Zimmer Biomet Holdings, Inc.
3.08% (2)	03/19/21	15,000	15,021

			54,631

Healthcare-Services — 1.4%
Anthem, Inc.
2.25%	08/15/19	25,000	24,854
Fresenius Medical Care US Finance II, Inc.
5.63% (3)	07/31/19	25,000	25,602
Humana, Inc.
2.50%	12/15/20	15,000	14,714
Sutter Health
2.29%	08/15/53	25,000	24,812
Universal Health Services, Inc.
3.75% (3)	08/01/19	20,000	20,013

			109,995

Housewares — 0.3%
Newell Brands, Inc.
2.60%	03/29/19	20,000	19,932

Insurance — 0.6%
Allstate Corp. (The)
2.76% (2)	03/29/21	25,000	25,043
Pricoa Global Funding I
1.45% (3)	09/13/19	25,000	24,537

			49,580

Media — 0.1%
Discovery Communications LLC
2.80% (3)	06/15/20	10,000	9,872

Miscellaneous Manufacturers — 0.3%
General Electric Co.
2.20%	01/09/20	20,000	19,787

Oil & Gas — 0.3%
Phillips 66
2.99% (3 mo. USD LIBOR + 0.650%)(1),(3)	04/15/19	25,000	25,010

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
Packaging & Containers — 0.6%
Bemis Co., Inc.
6.80%	08/01/19	$20,000	$20,684
WestRock RKT Co.
4.45%	03/01/19	30,000	30,282

			50,966

Pharmaceuticals — 1.1%
Bayer US Finance II LLC
2.13% (3)	07/15/19	20,000	19,844
Bayer US Finance LLC
2.38% (3)	10/08/19	15,000	14,843
CVS Health Corp.
2.25%	12/05/18	55,000	54,929

			89,616

REIT — 4.7%
Alexandria Real Estate Equities, Inc.
2.75%	01/15/20	25,000	24,803
American Campus Communities Operating Partnership LP
3.35%	10/01/20	20,000	19,937
American Tower Corp.
3.40%	02/15/19	25,000	25,041
Boston Properties LP
5.88%	10/15/19	40,000	41,094
Digital Realty Trust LP
5.88%	02/01/20	15,000	15,460
HCP, Inc.
3.75%	02/01/19	45,000	45,178
Kimco Realty Corp.
6.88%	10/01/19	15,000	15,609
SL Green Operating Partnership LP (REIT)
3.35% (2)	08/16/21	40,000	40,030
SL Green Realty Corp.
5.00%	08/15/18	50,000	50,046
Ventas Realty LP / Ventas Capital Corp.
2.70%	04/01/20	25,000	24,769
VEREIT Operating Partnership LP
3.00%	02/06/19	20,000	20,007
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.70% (3)	09/17/19	25,000	24,892
Welltower, Inc.
4.13%	04/01/19	30,000	30,160

			377,026

Retail — 0.7%
Alimentation Couche-Tard, Inc. (Canada)
2.35% (3)	12/13/19	20,000	19,762
Dollar Tree, Inc.
3.04% (2)	04/17/20	25,000	25,054
Walgreens Boots Alliance, Inc.
2.70%	11/18/19	15,000	14,950

			59,766

Semiconductors — 0.3%
Analog Devices, Inc.
2.85%	03/12/20	10,000	9,953
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.38%	01/15/20	15,000	14,806

			24,759

Total Corporate Bonds (Cost: $2,412,147)			2,363,317

U.S. TREASURY SECURITIES — 32.7%
U.S. Treasury Note
2.50%	05/31/20	562,000	560,469
2.63%	07/31/20	2,060,000	2,058,351

Total U.S. Treasury Securities (Cost: $2,565,424)			2,618,820

Total Fixed Income Securities (Cost: $6,859,622)			6,867,265

		Shares
MONEY MARKET INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.83% (5)		98,433	98,433

Total Money Market Investments (Cost: $98,433)			98,433

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 15.2%

U.S. Treasury Securities — 15.2%
U.S. Treasury Bill
1.86% (6),(7)	09/13/18	$17,000	16,962
1.93% (6)	10/04/18	266,000	265,091
1.94% (6)	10/11/18	318,000	316,786
1.96% (6)	10/18/18	406,000	404,283
2.13% (6)	01/03/19	193,000	191,258
2.14% (6)	01/10/19	27,000	26,745

Total U.S. Treasury Securities (Cost: $1,221,088)			1,221,125

Total Short Term Investments (Cost: $1,221,088)			1,221,125

Total Investments (102.1%) (Cost: $8,179,143)			8,186,823

Liabilities In Excess Of Other Assets (-2.1%)			(165,452)
Net Assets (100.0%)			$8,021,371

Notes to Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
TAC	Target Amortization Class.

(1)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2018.

(2)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2018, the value of these securities amounted to $330,117 or 4.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(4)	The maturity date of the issuer has been extended past the date disclosed. The new maturity date is not known as of July 31, 2018.

(5)	Rate disclosed is the 7-day net yield as of July 31, 2018.

(6)	Rate shown represents yield-to-maturity.

(7)	All or a portion of this security is held as collateral for open futures contracts.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Forward Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
BUY
8	2-Year U.S. Treasury Note Futures	09/28/18	$1,691,891	$1,691,000	$(891)

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Aerospace/Defense	0.8%
Agriculture	0.3
Airlines	0.4
Auto Manufacturers	0.6
Banks	10.0
Beverages	0.8
Chemicals	0.3
Commercial Mortgage-Backed Securities — Agency	5.1
Commercial Mortgage-Backed Securities — Non-Agency	0.3
Computers	0.6
Diversified Financial Services	0.9
Electric	1.4
Food	1.7
Forest Products & Paper	0.3
Gas	0.3
Healthcare-Products	0.7
Healthcare-Services	1.4
Housewares	0.3
Insurance	0.6
Media	0.1
Miscellaneous Manufacturers	0.3
Oil & Gas	0.3
Packaging & Containers	0.6
Pharmaceuticals	1.1
REIT	4.7
Residential Mortgage-Backed Securities — Agency	16.9
Residential Mortgage-Backed Securities — Non-Agency	1.2
Retail	0.7
Semiconductors	0.3
Short Term Investments	15.2
U.S. Treasury Securities	32.7
Money Market Investments	1.2

Total	102.1%

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2018

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$409,776	$—	$409,776
Commercial Mortgage-Backed Securities — Non-Agency	—	26,066	—	26,066
Residential Mortgage-Backed Securities — Agency	—	1,351,260	—	1,351,260
Residential Mortgage-Backed Securities — Non-Agency	—	98,026	—	98,026
Corporate Bonds*	—	2,363,317	—	2,363,317
U.S. Treasury Securities	2,618,820	—	—	2,618,820

Total Fixed Income Securities	2,618,820	4,248,445	—	6,867,265

Money Market Investments	98,433	—	—	98,433
Short-Term Investments	1,221,125	—	—	1,221,125

Total Investments	$3,938,378	$4,248,445	$—	$8,186,823

Liability Derivatives
Futures
Interest Rate Risk	$(891)	$—	$—	$(891)

Total	$(891)	$—	$—	$(891)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
FIXED INCOME SECURITIES — 97.5% of Net Assets

ASSET-BACKED SECURITIES — 1.9%
321 Henderson Receivables I LLC (13-3A-A)
4.08% (1)	01/17/73	$7,775,395	$7,842,409
Brazos Higher Education Authority, Inc. (11-1-A3)
3.38% (3 mo. USD LIBOR + 1.050%)(2)	11/25/33	18,835,000	19,198,990
EFS Volunteer No 2 LLC (12-1-A2)
3.41% (1 mo. USD LIBOR + 1.350%)(1),(2)	03/25/36	7,225,000	7,355,549
EFS Volunteer No 3 LLC (12-1-A3)
3.06% (1 mo. USD LIBOR + 1.000%)(1),(2)	04/25/33	17,750,000	17,901,680
Global SC Finance SRL (14-1A-A2)
3.09% (1)	07/17/29	9,819,000	9,533,076
Higher Education Funding I (14-1-A)
3.38% (3 mo. USD LIBOR + 1.050%)(1),(2)	05/25/34	18,182	18,422
Navient Student Loan Trust (14-2-A)
2.70% (1 mo. USD LIBOR + 0.640%)(2)	03/25/83	27,247,471	27,123,405
Navient Student Loan Trust (14-3-A)
2.68% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	27,575,231	27,483,785
Navient Student Loan Trust (14-4-A)
2.68% (1 mo. USD LIBOR + 0.620%)(2)	03/25/83	15,464,980	15,408,863
SLM Student Loan Trust (08-8-B)
4.59% (3 mo. USD LIBOR + 2.250%)(2)	10/25/75	5,706,000	6,005,663

Total Asset-backed Securities (Cost: $135,636,955)			137,871,842

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 1.7%
Fannie Mae (12-M12-1A) (ACES)
2.84% (3)	08/25/22	44,344,504	44,032,155
Fannie Mae (12-M15-A) (ACES)
2.70% (3)	10/25/22	24,836,822	24,482,341
Fannie Mae, Pool #AL2660
2.63%	10/01/22	15,130,876	14,731,967
Fannie Mae, Pool #AL3366
2.44%	02/01/23	39,109,073	37,934,062

Total Commercial Mortgage-backed Securities — Agency (Cost: $127,856,826)			121,180,525

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 0.5%
DBRR Trust (11-LC2-A4A)
4.54% (1),(3)	07/12/44	10,300,241	10,518,864
GRACE Mortgage Trust (14-GRCE-A)
3.37% (1)	06/10/28	15,750,000	15,794,927
GS Mortgage Securities Corp. (12-ALOH-A)
3.55% (1)	04/10/34	6,105,000	6,141,108

Total Commercial Mortgage-backed Securities — Non-agency (Cost: $34,259,704)			32,454,899

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 54.6%
Fannie Mae (01-40-Z)
6.00%	08/25/31	212,684	231,807
Fannie Mae (03-117-TG) (PAC)
4.75%	08/25/33	439,955	457,595
Fannie Mae (04-52-SW) (I/O) (I/F)
5.04% (1 mo. USD LIBOR + 7.100%)(2)	07/25/34	694,307	91,192
Fannie Mae (04-65-LT)
4.50%	08/25/24	1,312,893	1,339,774
Fannie Mae (04-68-LC)
5.00%	09/25/29	1,701,680	1,779,862
Fannie Mae (05-117-LC) (PAC)
5.50%	11/25/35	4,764,473	4,957,834
Fannie Mae (05-74-CP) (I/F) (PAC)
17.18% (-3.67 X 1 mo. USD LIBOR + 24.750%)(2)	05/25/35	290,399	366,406
Fannie Mae (07-103-AI) (I/O) (I/F)
4.44% (1 mo. USD LIBOR + 6.500%)(2)	03/25/37	5,314,773	694,064
Fannie Mae (07-20-SI) (I/O) (I/F)
4.39% (-1.00 X 1 mo. USD LIBOR + 6.450%)(2)	03/25/37	1,703,750	209,474
Fannie Mae (07-21-SE) (I/O) (I/F)
4.38% (-1.00 X 1 mo. USD LIBOR + 6.440%)(2)	03/25/37	1,260,457	144,317
Fannie Mae (07-56-SG) (I/O) (I/F)
4.35% (-1.00 X 1 mo. USD LIBOR + 6.410%)(2)	06/25/37	1,692,753	132,195
Fannie Mae (07-58-SV) (I/O) (I/F)
4.69% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	06/25/37	6,105,506	677,253
Fannie Mae (07-65-S) (I/O) (I/F)
4.54% (-1.00 X 1 mo. USD LIBOR + 6.600%)(2)	07/25/37	1,237,441	171,817
Fannie Mae (07-88-FY)
2.52% (1 mo. USD LIBOR + 0.460%)(2)	09/25/37	794,745	801,798
Fannie Mae (07-B2-ZA)
5.50%	06/25/37	14,921,337	16,048,149
Fannie Mae (08-1-AI) (I/O) (I/F)
4.19% (-1.00 X 1 mo. USD LIBOR + 6.250%)(2)	05/25/37	5,417,204	629,351
Fannie Mae (08-13-SB) (I/O) (I/F)
4.18% (-1.00 X 1 mo. USD LIBOR + 6.240%)(2)	03/25/38	4,933,083	670,805
Fannie Mae (08-23-SB) (I/O) (I/F)
4.79% (-1.00 X 1 mo. USD LIBOR + 6.850%)(2)	04/25/38	8,944,773	1,104,115
Fannie Mae (08-35-SD) (I/O) (I/F)
4.39% (-1.00 X 1 mo. USD LIBOR + 6.450%)(2)	05/25/38	701,586	56,642
Fannie Mae (08-66-SG) (I/O) (I/F)
4.01% (-1.00 X 1 mo. USD LIBOR + 6.070%)(2)	08/25/38	11,489,823	1,662,203
Fannie Mae (08-68-SA) (I/O) (I/F)
3.91% (-1.00 X 1 mo. USD LIBOR + 5.970%)(2)	08/25/38	4,166,829	368,551

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Fannie Mae (09-3-SH) (I/O) (I/F)
3.39% (-1.00 X 1 mo. USD LIBOR + 5.450%)(2)	06/25/37	$2,009,640	$183,152
Fannie Mae (09-47-SV) (I/O) (I/F)
4.69% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	07/25/39	1,142,170	126,299
Fannie Mae (09-51-SA) (I/O) (I/F)
4.69% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	07/25/39	5,194,300	673,356
Fannie Mae (09-6-SD) (I/O) (I/F)
3.49% (-1.00 X 1 mo. USD LIBOR + 5.550%)(2)	02/25/39	2,266,925	322,175
Fannie Mae (09-68-KB)
4.00%	09/25/24	5,374,493	5,449,321
Fannie Mae (09-71-LB)
4.00%	09/25/29	14,307,491	14,634,993
Fannie Mae (09-72-AC)
4.00%	09/25/29	18,502,906	18,938,057
Fannie Mae (09-72-JS) (I/O) (I/F)
5.19% (-1.00 X 1 mo. USD LIBOR + 7.250%)(2)	09/25/39	1,088,102	174,921
Fannie Mae (10-136-CX) (PAC)
4.00%	08/25/39	20,937,000	21,438,646
Fannie Mae (11-111-DB)
4.00%	11/25/41	50,000,000	51,069,285
Fannie Mae (11-123-ZP) (PAC)
4.50%	12/25/41	4,551,869	4,850,848
Fannie Mae (12-128-UY) (PAC)
2.50%	11/25/42	11,738,000	10,458,601
Fannie Mae (12-133-GC) (PAC)
2.50%	08/25/41	29,277,960	28,584,582
Fannie Mae (12-153-PC) (PAC)
2.00%	05/25/42	9,374,276	8,811,256
Fannie Mae (13-101-BO) (P/O)
0.00% (4)	10/25/43	8,105,352	6,261,719
Fannie Mae (13-101-CO) (P/O)
0.00% (4)	10/25/43	18,972,141	14,769,131
Fannie Mae (13-21-EC) (I/O)
2.00%	12/25/38	14,116,382	13,634,961
Fannie Mae (13-95-PN) (PAC)
3.00%	01/25/43	21,400,000	20,717,581
Fannie Mae (18-52 PZ) (PAC)
4.00%	07/25/48	2,837,427	2,789,714
Fannie Mae (18-55 PA) (PAC)
3.50%	01/25/47	21,035,000	20,969,266
Fannie Mae (93-202-SZ) (I/F) (PAC)
10.00% (3)	11/25/23	57,347	62,787
Fannie Mae (95-21-C) (P/O)
0.00% (4)	05/25/24	318,294	297,903
Fannie Mae (G92-29-J)
8.00%	07/25/22	21,834	23,515
Fannie Mae, Pool #254634
5.50%	02/01/23	96,911	103,601
Fannie Mae, Pool #257536
5.00%	01/01/29	1,541,313	1,629,591
Fannie Mae, Pool #310033
6.00%	07/01/47	491,322	524,844
Fannie Mae, Pool #555424
5.50%	05/01/33	3,700,988	4,007,674
Fannie Mae, Pool #555811
4.00%	10/01/18	7,002	6,995
Fannie Mae, Pool #661856
3.37% (12 mo. USD LIBOR + 1.623%)(2)	10/01/32	36,512	36,398
Fannie Mae, Pool #671133
3.04% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	78,957	81,421
Fannie Mae, Pool #672272
3.45% (12 mo. USD LIBOR + 1.579%)(2)	12/01/32	39,332	40,891
Fannie Mae, Pool #687847
3.68% (12 mo. USD LIBOR + 1.590%)(2)	02/01/33	105,438	110,373
Fannie Mae, Pool #692104
3.29% (6 mo. USD LIBOR + 1.413%)(2)	02/01/33	505,609	521,835
Fannie Mae, Pool #699866
3.97% (12 mo. USD LIBOR + 1.588%)(2)	04/01/33	301,724	313,422
Fannie Mae, Pool #704454
4.21% (12 mo. USD LIBOR + 1.695%)(2)	05/01/33	111,762	115,322
Fannie Mae, Pool #725275
4.00%	03/01/19	6,534	6,534
Fannie Mae, Pool #728824
3.37% (12 mo. USD LIBOR + 1.586%)(2)	07/01/33	92,485	97,582
Fannie Mae, Pool #734384
5.50%	07/01/33	410,321	432,976
Fannie Mae, Pool #785677
5.00%	07/01/19	3,845	3,913
Fannie Mae, Pool #888593
7.00%	06/01/37	401,842	454,471
Fannie Mae, Pool #934103
5.00%	07/01/38	433,042	444,569
Fannie Mae, Pool #979563
5.00%	04/01/28	947,450	1,001,715
Fannie Mae, Pool #995040
5.00%	06/01/23	449,890	468,179
Fannie Mae, Pool #995425
6.00%	01/01/24	2,277,265	2,382,899
Fannie Mae, Pool #995573
6.00%	01/01/49	1,351,368	1,422,882
Fannie Mae, Pool #995953
6.00%	11/01/28	4,599,175	4,990,756
Fannie Mae, Pool #995954
6.00%	03/01/29	2,481,951	2,693,268
Fannie Mae, Pool #AA3303
5.50%	06/01/38	3,105,549	3,355,807
Fannie Mae, Pool #AB6210
3.00%	09/01/42	35,426,143	34,332,913
Fannie Mae, Pool #AE0588
6.00%	08/01/37	7,834,788	8,573,487
Fannie Mae, Pool #AL0851
6.00%	10/01/40	5,513,841	6,031,967
Fannie Mae, Pool #AL1594
6.00%	07/01/40	4,064,267	4,455,494
Fannie Mae, Pool #AL9106
4.50%	02/01/46	33,087,557	34,508,820
Fannie Mae, Pool #AS8764
2.50%	02/01/32	24,266,295	23,503,725
Fannie Mae, Pool #AS9749
4.00%	06/01/47	20,924,146	21,273,208
Fannie Mae, Pool #AS9830
4.00%	06/01/47	25,742,091	26,171,528
Fannie Mae, Pool #AS9972
4.00%	07/01/47	22,261,813	22,633,191

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Fannie Mae, Pool #MA1561
3.00%	09/01/33	$46,147,460	$45,603,063
Fannie Mae, Pool #MA1584
3.50%	09/01/33	31,813,993	32,128,405
Fannie Mae, Pool #MA2871
3.00%	01/01/32	15,044,099	14,919,348
Fannie Mae, Pool #MA2995
4.00%	05/01/47	30,180,860	30,672,610
Fannie Mae, Pool #MA3027
4.00%	06/01/47	65,009,500	66,069,568
Fannie Mae, Pool #MA3058
4.00%	07/01/47	112,792,114	114,631,103
Fannie Mae, Pool #MA3276
3.50%	02/01/48	79,561,103	78,875,260
Fannie Mae, Pool #MA3305
3.50%	03/01/48	34,714,729	34,435,027
Fannie Mae, Pool #MA3332
3.50%	04/01/48	34,962,254	34,680,557
Fannie Mae, Pool #MA3427
4.00%	07/01/33	38,794,835	39,820,776
Fannie Mae TBA, 15 Year
3.00% (5)	02/01/33	11,110,000	11,008,881
Fannie Mae TBA, 30 Year
3.50% (5)	01/01/48	34,440,000	34,125,973
4.00% (5)	03/01/48	39,345,000	39,972,061
4.50% (5)	04/01/48	207,760,000	215,534,764
Freddie Mac (1829-ZB)
6.50%	03/15/26	104,028	110,225
Freddie Mac (2367-ZK)
6.00%	10/15/31	164,127	178,469
Freddie Mac (2514-PZ) (PAC)
5.50%	10/15/32	2,496,258	2,701,863
Freddie Mac (2571-PZ) (PAC)
5.50%	02/15/33	5,671,916	6,052,724
Freddie Mac (2642-AR)
4.50%	07/15/23	508,968	521,760
Freddie Mac (2647-OV) (P/O)
0.00% (4)	07/15/33	604,092	530,017
Freddie Mac (2662-MT) (TAC)
4.50%	08/15/33	2,554,548	2,629,453
Freddie Mac (2666-BD)
4.50%	08/15/23	1,130,286	1,157,958
Freddie Mac (2700-B)
4.50%	11/15/23	1,779,282	1,838,776
Freddie Mac (2752-GZ) (PAC)
5.00%	02/15/34	23,497,890	24,829,804
Freddie Mac (277-30)
3.00%	09/15/42	34,248,465	33,124,518
Freddie Mac (2882-JH) (PAC)
4.50%	10/15/34	320,068	325,155
Freddie Mac (2903-PO) (P/O)
0.00% (4)	11/15/23	336,903	313,090
Freddie Mac (3045-HZ)
4.50%	10/15/35	2,462,260	2,517,714
Freddie Mac (3063-YG) (PAC)
5.50%	11/15/35	27,365,569	29,465,956
Freddie Mac (3114-KZ)
5.00%	02/15/36	19,973,735	21,209,927
Freddie Mac (3146-GE)
5.50%	04/15/26	5,539,726	5,879,086
Freddie Mac (3149-OD) (P/O) (PAC)
0.00% (4)	05/15/36	5,932,038	5,056,346
Freddie Mac (3315-S) (I/O) (I/F)
4.34% (-1.00 X 1 mo. USD LIBOR + 6.410%)(2)	05/15/37	2,196,448	225,759
Freddie Mac (3376-SX) (I/O) (I/F)
3.97% (-1.00 X 1 mo. USD LIBOR + 6.040%)(2)	10/15/37	3,462,867	379,510
Freddie Mac (3410-IS) (I/O) (I/F)
4.20% (-1.00 X 1 mo. USD LIBOR + 6.270%)(2)	02/15/38	4,571,958	596,613
Freddie Mac (3424-BI) (I/O) (I/F)
4.73% (-1.00 X 1 mo. USD LIBOR + 6.800%)(2)	04/15/38	5,236,327	883,454
Freddie Mac (3512-AY)
4.00%	02/15/24	2,106,552	2,113,424
Freddie Mac (3519-SH) (I/O) (I/F)
3.43% (-1.00 X 1 mo. USD LIBOR + 5.500%)(2)	07/15/37	562,933	23,815
Freddie Mac (3531-SC) (I/O) (I/F)
4.23% (-1.00 X 1 mo. USD LIBOR + 6.300%)(2)	05/15/39	7,391,553	401,998
Freddie Mac (3541-SA) (I/O) (I/F)
4.68% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	06/15/39	2,055,434	280,655
Freddie Mac (3550-GS) (I/O) (I/F)
4.68% (-1.00 X 1 mo. USD LIBOR + 6.750%)(2)	07/15/39	6,733,318	1,017,347
Freddie Mac (3551-VZ)
5.50%	12/15/32	2,987,777	3,200,382
Freddie Mac (3557-KB)
4.50%	07/15/29	6,501,737	6,749,683
Freddie Mac (3557-NB)
4.50%	07/15/29	14,851,017	15,189,944
Freddie Mac (3558-KB)
4.00%	08/15/29	7,464,270	7,605,310
Freddie Mac (3565-XB)
4.00%	08/15/24	10,216,337	10,405,832
Freddie Mac (3575-D)
4.50%	03/15/37	894,577	929,801
Freddie Mac (3626-MD) (PAC)
5.00%	01/15/38	20,115,000	20,725,747
Freddie Mac (3719-PJ) (PAC)
4.50%	09/15/40	20,025,406	21,308,546
Freddie Mac (3788-SB) (I/O) (I/F)
4.41% (-1.00 X 1 mo. USD LIBOR + 6.480%)(2)	01/15/41	9,746,043	1,225,784
Freddie Mac (3885-PO) (P/O) (PAC)
0.00% (4)	11/15/33	2,396,806	2,066,145
Freddie Mac (3930-KE) (PAC)
4.00%	09/15/41	10,470,000	10,727,234
Freddie Mac (4030-HS) (I/O) (I/F)
4.54% (-1.00 X 1 mo. USD LIBOR + 6.610%)(2)	04/15/42	4,144,182	658,358
Freddie Mac (4604-PB) (PAC)
3.00%	01/15/46	2,201,517	2,080,808
Freddie Mac (R002-ZA)
5.50%	06/15/35	5,269,278	5,700,779
Freddie Mac, Pool #A91162
5.00%	02/01/40	23,200,401	25,001,243
Freddie Mac, Pool #A92195
5.00%	05/01/40	7,131,265	7,643,178

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Freddie Mac, Pool #B15322
5.00%	07/01/19	$391	$393
Freddie Mac, Pool #B15490
5.00%	07/01/19	2,183	2,195
Freddie Mac, Pool #B15557
5.00%	07/01/19	5,713	5,744
Freddie Mac, Pool #C90552
6.00%	06/01/22	31,260	34,019
Freddie Mac, Pool #G01959
5.00%	12/01/35	139,946	149,143
Freddie Mac, Pool #G06173
4.00%	11/01/40	28,865,208	29,634,194
Freddie Mac, Pool #G07556
4.00%	11/01/43	8,635,925	8,886,178
Freddie Mac, Pool #G07786
4.00%	08/01/44	32,310,797	33,156,432
Freddie Mac, Pool #G07848
3.50%	04/01/44	70,214,448	70,269,307
Freddie Mac, Pool #G08687
3.50%	01/01/46	86,344,212	85,885,606
Freddie Mac, Pool #G08710
3.00%	06/01/46	4,074,251	3,934,198
Freddie Mac, Pool #G08715
3.00%	08/01/46	78,448,497	75,751,830
Freddie Mac, Pool #G08716
3.50%	08/01/46	48,977,218	48,646,416
Freddie Mac, Pool #G08721
3.00%	09/01/46	87,465,691	84,415,363
Freddie Mac, Pool #G08722
3.50%	09/01/46	48,146,043	47,815,039
Freddie Mac, Pool #G08737
3.00%	12/01/46	145,276,024	140,071,614
Freddie Mac, Pool #G11678
4.50%	04/01/20	79,538	80,311
Freddie Mac, Pool #G12635
5.50%	03/01/22	344,872	353,709
Freddie Mac, Pool #G12702
4.50%	09/01/20	185,580	187,384
Freddie Mac, Pool #G13390
6.00%	01/01/24	621,202	644,800
Freddie Mac, Pool #G16085
2.50%	02/01/32	7,693,875	7,443,495
Freddie Mac, Pool #G16258
2.50%	06/01/32	35,389,539	34,221,787
Freddie Mac, Pool #G18592
3.00%	03/01/31	40,159,620	39,796,842
Freddie Mac, Pool #G18627
3.00%	01/01/32	23,729,983	23,503,987
Freddie Mac, Pool #G30194
6.50%	04/01/21	8,853	9,126
Freddie Mac, Pool #G30450
6.00%	01/01/29	1,665,663	1,814,867
Freddie Mac, Pool #G30452
6.00%	10/01/28	1,711,873	1,865,290
Freddie Mac, Pool #G30454
5.00%	05/01/29	2,369,221	2,504,064
Freddie Mac, Pool #G60238
3.50%	10/01/45	111,635,862	111,169,700
Freddie Mac, Pool #G60440
3.50%	03/01/46	68,891,652	68,603,989
Freddie Mac, Pool #G67700
3.50%	08/01/46	61,322,278	61,101,904
Freddie Mac, Pool #G67703
3.50%	04/01/47	78,655,404	78,348,152
Freddie Mac, Pool #G67706
3.50%	12/01/47	65,609,481	65,233,750
Freddie Mac, Pool #G67707
3.50%	01/01/48	31,215,973	31,095,226
Freddie Mac, Pool #G67708
3.50%	03/01/48	90,399,786	89,792,619
Freddie Mac, Pool #G67709
3.50%	03/01/48	51,340,297	51,046,238
Freddie Mac, Pool #G67710
3.50%	03/01/48	102,190,982	101,415,663
Freddie Mac, Pool #G67711
4.00%	03/01/48	147,926,113	151,242,898
Freddie Mac, Pool #H82001
5.50%	07/01/37	190,636	200,779
Freddie Mac, Pool #N70081
5.50%	07/01/38	4,011,187	4,372,090
Freddie Mac, Pool #P51350
5.00%	03/01/36	3,805,886	4,042,874
Ginnie Mae (03-42-SH) (I/O) (I/F)
4.46% (-1.00 X 1 mo. USD LIBOR + 6.550%)(2)	05/20/33	866,526	118,676
Ginnie Mae (11-70-BO) (P/O)
0.00% (4)	05/20/41	10,849,655	8,583,326
Ginnie Mae (15-42-ZB)
3.00%	03/20/45	17,630,206	15,494,095
Ginnie Mae (15-43-DM)
2.50%	03/20/45	37,325,347	32,462,336
Ginnie Mae (15-44-Z)
3.00%	03/20/45	11,930,517	10,822,684
Ginnie Mae (15-52-EZ)
3.00%	04/16/45	10,529,240	9,322,097
Ginnie Mae II, Pool #80963
2.75% (1 year Treasury Constant Maturity Rate + 1.500%)(2)	07/20/34	253,147	257,245
Ginnie Mae II, Pool #MA2374
5.00%	11/20/44	812,243	852,093
Ginnie Mae II, Pool #MA2828
4.50%	05/20/45	530,302	553,283
Ginnie Mae II, Pool #MA3456
4.50%	02/20/46	2,965,009	3,106,625
Ginnie Mae II, Pool #MA3521
3.50%	03/20/46	86,559,958	86,845,650
Ginnie Mae II, Pool #MA3663
3.50%	05/20/46	42,568,446	42,674,435
Ginnie Mae II, Pool #MA3665
4.50%	05/20/46	4,831,320	5,052,692
Ginnie Mae II, Pool #MA3736
3.50%	06/20/46	33,446,387	33,519,354
Ginnie Mae II, Pool #MA3739
5.00%	06/20/46	8,842,058	9,408,747
Ginnie Mae II, Pool #MA3803
3.50%	07/20/46	12,276,303	12,301,194
Ginnie Mae II, Pool #MA3876
4.50%	08/20/46	305,188	319,648
Ginnie Mae II, Pool #MA3877
5.00%	08/20/46	3,951,607	4,220,214
Ginnie Mae II, Pool #MA4006
4.50%	10/20/46	145,922	153,018
Ginnie Mae II, Pool #MA4007
5.00%	10/20/46	9,518,736	9,985,749
Ginnie Mae II, Pool #MA4071
4.50%	11/20/46	689,066	728,212
Ginnie Mae II, Pool #MA4126
3.00%	12/20/46	110,343,601	107,886,239
Ginnie Mae II, Pool #MA4129
4.50%	12/20/46	210,650	219,782

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)
Ginnie Mae II, Pool #MA4199
5.00%	01/20/47	$8,682,427	$9,175,100
Ginnie Mae II, Pool #MA4264
4.50%	02/20/47	26,947,451	28,090,812
Ginnie Mae II, Pool #MA4265
5.00%	02/20/47	8,829,639	9,265,869
Ginnie Mae II, Pool #MA4324
5.00%	03/20/47	9,902,071	10,445,131
Ginnie Mae II, Pool #MA4385
5.00%	04/20/47	2,033,430	2,140,908
Ginnie Mae II, Pool #MA4454
5.00%	05/20/47	1,622,439	1,705,589
Ginnie Mae II, Pool #MA4512
4.50%	06/20/47	73,808,137	76,768,678
Ginnie Mae II, Pool #MA4513
5.00%	06/20/47	6,363,347	6,693,143
Ginnie Mae II, Pool #MA4781
5.00%	10/20/47	8,689,768	9,179,940
Ginnie Mae II, Pool #MA4838
4.00%	11/20/47	43,398,779	44,415,058
Ginnie Mae II TBA, 30 Year
3.00% (5)	05/01/47	73,680,000	71,835,121
5.00% (5)	06/01/47	11,490,000	12,043,854
3.50% (5)	12/01/47	63,440,000	63,474,694
4.00% (5)	03/01/48	19,875,000	20,317,529

Total Residential Mortgage-backed Securities — Agency (Cost: $4,003,844,010)			3,881,819,145

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 17.8%
ACE Securities Corp. (06-ASP1-A2D)
2.68% (1 mo. USD LIBOR + 0.620%)(2)	12/25/35	6,294,503	6,309,280
ACE Securities Corp. (07-ASP1-A2C)
2.32% (1 mo. USD LIBOR + 0.260%)(2)	03/25/37	15,243,763	9,676,119
ACE Securities Corp. (07-ASP1-A2D)
2.44% (1 mo. USD LIBOR + 0.380%)(2)	03/25/37	8,193,361	5,211,441
ACE Securities Corp. Home Equity Loan Trust (05-HE7-A2D)
2.72% (1 mo. USD LIBOR + 0.660%)(2)	11/25/35	150,008	150,751
Adjustable Rate Mortgage Trust (04-5-3A1)
3.85% (3)	04/25/35	853,604	858,475
Ameriquest Mortgage Securities Trust (06-R2-A1)
2.24% (1 mo. USD LIBOR + 0.175%)(2)	04/25/36	4,659,572	4,655,381
Asset-Backed Funding Certificates (07-NC1-A2)
2.36% (1 mo. USD LIBOR + 0.300%)(1),(2)	05/25/37	8,747,000	8,480,592
Asset-Backed Funding Certificates (07-WMC1-A2A)
2.81% (1 mo. USD LIBOR + 0.750%)(2)	06/25/37	15,702,000	13,681,308
Banc of America Funding Corp. (04-B-3A1)
3.53% (3),(6)	12/20/34	338,686	258,892
Banc of America Funding Corp. (06-D-2A1)
3.51% (3),(6)	05/20/36	60,360	54,874
Banc of America Funding Corp. (06-D-3A1)
3.91% (3)	05/20/36	3,652,081	3,520,259
Banc of America Funding Corp. (06-G-2A1)
2.31% (1 mo. USD LIBOR + 0.220%)(2)	07/20/36	6,111,934	6,097,652
Banc of America Funding Corp. (15-R8-1A1)
2.40% (1),(3)	11/26/46	6,277,948	6,244,229
Banc of America Funding Trust (06-3-4A14)
6.00%	03/25/36	1,000,841	1,014,842
Banc of America Funding Trust (06-3-5A3)
5.50%	03/25/36	3,808,969	3,642,983
BCAP LLC Trust (08-IND2-A1)
3.71% (1 mo. USD LIBOR + 1.650%)(2)	04/25/38	10,786,124	10,894,671
BCAP LLC Trust (11-RR3-5A3)
3.72% (1),(3)	11/27/37	434,173	434,610
BCAP LLC Trust (11-RR4-2A3)
4.06% (1),(3)	06/26/47	1,478,724	1,488,513
BCAP LLC Trust (11-RR4-3A3)
3.82% (1),(3)	07/26/36	1,554,619	1,550,610
BCAP LLC Trust (11-RR9-7A1)
3.16% (1),(3)	04/26/37	4,571,273	4,547,155
BCAP LLC Trust (12-RR2-9A3)
3.93% (1),(3)	03/26/35	662,005	659,315
BCAP LLC Trust (12-RR8-3A1)
3.72% (1),(3)	08/26/36	2,290,924	2,297,847
Bear Stearns Alt-A Trust (04-13-A1)
2.80% (1 mo. USD LIBOR + 0.740%)(2)	11/25/34	455,306	456,419
Bear Stearns Alt-A Trust (05-2-2A4)
3.81% (3)	04/25/35	3,893	3,893
Bear Stearns Alt-A Trust (05-4-23A1)
3.79% (3)	05/25/35	5,855,445	5,917,299
Bear Stearns Alt-A Trust (06-4-32A1)
4.05% (3)	07/25/36	541,547	470,687
Bear Stearns ARM Trust (04-12-1A1)
3.87% (3)	02/25/35	976,769	963,470
Bear Stearns ARM Trust (05-10-A3)
3.98% (3)	10/25/35	6,291,527	6,504,934
Bear Stearns ARM Trust (06-2-2A1)
3.99% (3)	07/25/36	1,988,069	1,917,413
Bear Stearns ARM Trust (07-1-2A1)
3.87% (3)	02/25/47	281,235	286,796
Bear Stearns ARM Trust (07-5-3A1)
3.84% (3)	08/25/47	1,254,270	1,117,928
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3)
5.50% (3)	09/25/35	1,651,916	1,654,401
Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4)
5.40% (3)	09/25/35	3,532,077	3,537,515
Bear Stearns Mortgage Funding Trust (06-AR3-1A1)
2.24% (1 mo. USD LIBOR + 0.180%)(2)	10/25/36	738,215	691,047
Chase Mortgage Finance Corp. (06-A1-2A1)
3.87% (3)	09/25/36	946,604	908,457
Chase Mortgage Finance Corp. (07-A1-8A1)
3.71% (3)	02/25/37	3,968,062	4,078,131
Chaseflex Trust (05-1-1A5)
6.50%	02/25/35	3,841,717	3,987,128
Chaseflex Trust (06-1-A3)
6.30% (3)	06/25/36	4,617,701	4,621,516
CIM Trust (15-4AG-A1)
4.09% (1 mo. USD LIBOR + 2.000%)(1),(2)	10/25/57	24,377,683	24,742,614
CIM Trust (16-4-A1)
4.09% (1 mo. USD LIBOR + 2.000%)(1),(2)	10/25/57	39,491,245	41,024,765
CIM Trust (17-7-A)
3.00% (1),(3)	12/25/65	37,068,635	36,515,768
CIM Trust (18-R5-A1)
3.75% (1),(3)	07/25/58	35,000,000	34,837,453
Citicorp Mortgage Securities Trust, Inc. (07-4-3A1)
5.50%	05/25/37	511,549	510,406

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Citicorp Residential Mortgage Trust, Inc. (06-2-A4)
5.47%	09/25/36	$11,044	$11,028
Citigroup Mortgage Loan Trust (06-HE3-A1)
2.20% (1 mo. USD LIBOR + 0.140%)(1),(2)	12/25/36	17,399,459	16,975,438
Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A)
3.86% (3)	07/25/36	4,295,539	3,624,294
Citigroup Mortgage Loan Trust, Inc. (06-WFH2-A2A)
2.21% (1 mo. USD LIBOR + 0.150%)(2)	08/25/36	946,161	948,030
Citigroup Mortgage Loan Trust, Inc. (07-12-2A1)
6.50% (1)	10/25/36	3,566,622	2,814,207
Citigroup Mortgage Loan Trust, Inc. (10-4-4A5)
5.00% (1)	10/25/35	11,374	11,405
Citigroup Mortgage Loan Trust, Inc. (14-10-2A1)
2.34% (1 mo. USD LIBOR + 0.250%)(1),(2)	07/25/37	2,907,661	2,886,469
CitiMortgage Alternative Loan Trust (05-A1-2A1)
5.00%	07/25/20	192,329	192,922
Conseco Financial Corp. (99-2-A7)
6.44%	12/01/30	3,391,841	3,696,397
Countrywide Alternative Loan Trust (05-20CB-4A1)
5.25%	07/25/20	322,971	320,224
Countrywide Alternative Loan Trust (05-84-1A1)
3.30% (3)	02/25/36	267,108	217,257
Countrywide Alternative Loan Trust (05-J1-2A1)
5.50%	02/25/25	810,157	820,432
Countrywide Alternative Loan Trust (06-HY12-A5)
3.82% (3)	08/25/36	13,419,644	13,811,036
Countrywide Alternative Loan Trust (06-J3-3A1)
5.50%	04/25/21	390,873	388,794
Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3)
5.50%	08/25/34	6,464,036	6,836,296
Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1)
2.66% (1 mo. USD LIBOR + 0.600%)(2)	05/25/35	12,016,475	11,163,201
Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1)
3.64% (3)	09/20/35	28,791	24,305
Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1)
3.90% (3)	09/25/47	9,435	9,212
Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1)
3.43% (3)	03/25/37	53,126	45,277
Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA)
5.75%	04/22/33	30,728	32,109
Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1)
6.50%	12/25/35	2,373,657	2,007,342
Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1)
6.50%	01/25/36	8,624,517	5,569,931
Credit Suisse Mortgage Capital Certificates (15-5R-2A1)
2.37% (1 mo. USD LIBOR + 0.280%)(1),(2)	04/27/47	6,505,150	6,437,179
Credit Suisse Mortgage Trust (13-7R-4A1)
2.25% (1 mo. USD LIBOR + 0.160%)(1),(2)	07/26/36	2,988,565	2,857,400
Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2)
3.42%	01/25/36	4,261,202	3,648,697
Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4)
2.22% (1 mo. USD LIBOR + 0.160%)(2)	10/25/36	29,930,383	23,188,450
Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4)
2.29% (1 mo. USD LIBOR + 0.230%)(2)	11/25/36	16,896,954	11,259,157
Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2B)
4.14%	02/25/37	3,780,516	3,027,258
Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C)
4.14%	02/25/37	13,004,247	10,411,906
CSMC Mortgage-Backed Trust (06-8-3A1)
6.00%	10/25/21	3,053,186	2,821,371
CSMC Mortgage-Backed Trust (06-9-5A1)
5.50%	11/25/36	2,966,908	2,896,896
CSMC Mortgage-Backed Trust (07-2-3A4)
5.50%	03/25/37	8,356,760	7,974,279
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6)
2.25% (1 mo. USD LIBOR + 0.190%)(2)	02/25/37	422,091	384,385
DSLA Mortgage Loan Trust (05-AR6-2A1A)
2.37% (1 mo. USD LIBOR + 0.290%)(2)	10/19/45	3,068,181	3,053,066
DSLA Mortgage Loan Trust (06-AR2-2A1A)
2.28% (1 mo. USD LIBOR + 0.200%)(2)	10/19/36	30,594,511	28,210,748
DSLA Mortgage Loan Trust (07-AR1-2A1A)
2.22% (1 mo. USD LIBOR + 0.140%)(2)	04/19/47	8,952,986	8,445,248
Fieldstone Mortgage Investment Corp. (07-1-2A2)
2.33% (1 mo. USD LIBOR + 0.270%)(2)	04/25/47	4,256,113	3,284,610
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C)
2.22% (1 mo. USD LIBOR + 0.160%)(2)	12/25/37	23,853,149	17,676,462
First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D)
2.27% (1 mo. USD LIBOR + 0.210%)(2)	12/25/37	13,997,841	10,443,440
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C)
2.20% (1 mo. USD LIBOR + 0.140%)(2)	01/25/38	5,718,888	4,282,200
First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D)
2.28% (1 mo. USD LIBOR + 0.220%)(2)	01/25/38	23,984,416	18,152,672
First Franklin Mortgage Loan Trust (06-FF9-2A4)
2.31% (1 mo. USD LIBOR + 0.250%)(2)	06/25/36	5,068,000	3,627,132
First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1)
3.73% (3)	05/25/35	4,294,014	4,366,497
First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1)
3.47% (3)	09/25/35	3,637,880	3,407,993
First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1)
3.52% (3)	09/25/35	2,934,404	2,832,859

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
First Horizon Alternative Mortgage Securities Trust (06-AA7-A1)
3.90% (3)	01/25/37	$11,158,352	$10,197,233
Fremont Home Loan Trust (05-E-2A4)
2.39% (1 mo. USD LIBOR + 0.330%)(2)	01/25/36	15,784,711	15,264,999
Fremont Home Loan Trust (06-1-2A3)
2.24% (1 mo. USD LIBOR + 0.180%)(2)	04/25/36	3,063,578	2,993,758
GMAC Mortgage Loan Trust (05-AR5-2A1)
4.08% (3)	09/19/35	2,914,875	2,626,744
GreenPoint Mortgage Funding Trust (05-AR3-1A1)
2.30% (1 mo. USD LIBOR + 0.240%)(2)	08/25/45	584,690	547,066
GreenPoint Mortgage Funding Trust (06-AR5-A2A2)
2.21% (1 mo. USD LIBOR + 0.150%)(2),(7)	10/25/46	5,351	5,351
GS Mortgage Securities Corp. (09-1R-3A1)
3.80% (1),(3)	11/25/35	318,370	320,875
GSAA Home Equity Trust (05-7-AF5)
4.61%	05/25/35	986,426	999,550
GSAA Home Equity Trust (05-9-2A3)
2.43% (1 mo. USD LIBOR + 0.370%)(2)	08/25/35	517,409	514,840
GSR Mortgage Loan Trust (04-9-3A1)
4.31% (3)	08/25/34	2,957,282	3,057,736
GSR Mortgage Loan Trust (07-3F-3A7)
6.00%	05/25/37	11,544,826	10,815,102
GSR Mortgage Loan Trust (07-AR2-2A1)
3.75% (3)	05/25/37	1,181,013	1,074,202
GSR Mortgage Loan Trust (07-AR2-5A1A)
3.65% (3)	05/25/37	2,061,840	1,864,473
Harborview Mortgage Loan Trust (05-9-2A1A)
2.43% (1 mo. USD LIBOR + 0.340%)(2)	06/20/35	2,854,898	2,808,473
Harborview Mortgage Loan Trust (06-8-2A1A)
2.27% (1 mo. USD LIBOR + 0.190%)(2)	07/21/36	13,779,297	12,521,186
Homestar Mortgage Acceptance Corp. (04-3-AV2C)
2.64% (1 mo. USD LIBOR + 0.580%)(2)	07/25/34	838,504	842,688
Homestar Mortgage Acceptance Corp. (04-5-A1)
2.96% (1 mo. USD LIBOR + 0.900%)(2)	10/25/34	84,788	85,284
HSI Asset Loan Obligation Trust (07-2-2A12)
6.00%	09/25/37	888,606	809,608
Impac CMB Trust (04-5-1A1)
2.78% (1 mo. USD LIBOR + 0.720%)(2)	10/25/34	6,507	6,456
Impac CMB Trust (05-1-1A1)
2.58% (1 mo. USD LIBOR + 0.520%)(2)	04/25/35	1,252,573	1,201,929
Impac CMB Trust (05-5-A2)
2.50% (1 mo. USD LIBOR + 0.440%)(2)	08/25/35	6,335,574	5,918,417
Indymac Index Mortgage Loan Trust (04-AR4-2A)
4.18% (3)	08/25/34	6,548,661	6,684,701
Indymac Index Mortgage Loan Trust (04-AR9-4A)
3.81% (3)	11/25/34	1,014,053	869,898
Indymac Index Mortgage Loan Trust (05-AR17-3A1)
3.71% (3)	09/25/35	4,675,968	4,384,893
Indymac Index Mortgage Loan Trust (05-AR23-2A1)
3.62% (3)	11/25/35	3,595,719	3,350,132
Indymac Index Mortgage Loan Trust (05-AR23-6A1)
3.50% (3)	11/25/35	4,583,459	4,386,791
Indymac Index Mortgage Loan Trust (05-AR25-2A1)
3.66% (3)	12/25/35	2,516,408	2,416,867
Indymac Index Mortgage Loan Trust (05-AR7-2A1)
3.69% (3)	06/25/35	3,424,060	3,091,056
Indymac Index Mortgage Loan Trust (06-AR39-A1)
2.24% (1 mo. USD LIBOR + 0.180%)(2)	02/25/37	9,181,187	8,828,243
Indymac Index Mortgage Loan Trust (07-AR11-1A1)
3.33% (3),(6)	06/25/37	23,827	20,225
Indymac Index Mortgage Loan Trust (07-AR5-2A1)
3.59% (3)	05/25/37	15,832,354	14,816,221
Indymac Index Mortgage Loan Trust (07-AR7-1A1)
3.63% (3)	11/25/37	4,014,579	3,939,581
JPMorgan Alternative Loan Trust (06-A2-5A1)
3.75% (3)	05/25/36	7,248,394	6,243,065
JPMorgan Alternative Loan Trust (06-A4-A8)
3.66% (3)	09/25/36	2,622,195	2,555,632
JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4)
5.76%	10/25/36	6,947,115	5,722,447
JPMorgan Mortgage Acquisition Corp. (07-CH4-A4)
2.22% (1 mo. USD LIBOR + 0.160%)(2)	01/25/36	14,115,446	14,081,028
JPMorgan Mortgage Trust (05-A6-7A1)
3.73% (3)	08/25/35	442,548	433,333
JPMorgan Mortgage Trust (06-A2-5A3)
3.66% (3)	11/25/33	2,608,552	2,686,917
JPMorgan Mortgage Trust (06-A4-1A4)
4.09% (3)	06/25/36	557,480	534,669
JPMorgan Mortgage Trust (06-A7-2A4R)
3.65% (3)	01/25/37	24,457	23,345
JPMorgan Mortgage Trust (06-S2-2A2)
5.88%	06/25/21	657,592	628,247
JPMorgan Resecuritization Trust Series (14-6-3A1)
2.30% (1 mo. USD LIBOR + 0.210%)(1),(2)	07/27/46	4,274,066	4,260,400
Lehman Mortgage Trust (05-1-6A1)
5.00%	11/25/20	856,722	495,070
Lehman Mortgage Trust (06-4-4A1)
6.00%	08/25/21	1,825,530	1,788,927
Lehman Mortgage Trust (07-10-4A1)
6.00% (6)	01/25/27	652,440	535,969
Lehman XS Trust (06-10N-1A3A)
2.27% (1 mo. USD LIBOR + 0.210%)(2)	07/25/46	16,078,722	15,572,344
Lehman XS Trust (06-12N-A2A1)
2.21% (1 mo. USD LIBOR + 0.150%)(2),(6)	08/25/46	1,370	1,370
Lehman XS Trust (06-12N-A31A)
2.26% (1 mo. USD LIBOR + 0.200%)(2)	08/25/46	5,637,271	4,809,150
Lehman XS Trust (06-13-1A2)
2.23% (1 mo. USD LIBOR + 0.170%)(2)	09/25/36	2,952,328	3,131,916
Lehman XS Trust (06-9-A1B)
2.22% (1 mo. USD LIBOR + 0.160%)(2)	05/25/46	5,887,626	7,529,499
Lehman XS Trust (06-GP1-A2A)
2.23% (1 mo. USD LIBOR + 0.170%)(2),(6),(7)	05/25/46	2,364	2,364
Lehman XS Trust (07-4N-1A1)
2.19% (1 mo. USD LIBOR + 0.130%)(2),(6),(7)	03/25/47	24	24

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Long Beach Mortgage Loan Trust (06-WL1-1A3)
2.75% (1 mo. USD LIBOR + 0.330%)(2)	01/25/46	$1,492,399	$1,490,907
Long Beach Mortgage Loan Trust (06-WL1-2A4)
2.77% (1 mo. USD LIBOR + 0.340%)(2)	01/25/46	14,950,000	14,844,250
Madison Avenue Manufactured Housing Contract (02-A-B1)
5.31% (1 mo. USD LIBOR + 3.250%)(2)	03/25/32	2,237,261	2,261,314
MASTR Alternative Loans Trust (05-4-1A1)
6.50%	05/25/35	6,161,926	6,202,653
MASTR Alternative Loans Trust (06-2-2A1)
2.46% (1 mo. USD LIBOR + 0.400%)(2),(7)	03/25/36	69,400	14,175
MASTR Asset Securitization Trust (06-3-2A1)
2.51% (1 mo. USD LIBOR + 0.450%)(2)	10/25/36	45,501	23,820
MASTR Asset-Backed Securities Trust (06-AB1-A4)
5.72%	02/25/36	1,111,491	1,067,481
MASTR Asset-Backed Securities Trust (06-HE1-A4)
2.35% (1 mo. USD LIBOR + 0.290%)(2)	01/25/36	2,867,311	2,878,863
MASTR Asset-Backed Securities Trust (06-HE5-A3)
2.22% (1 mo. USD LIBOR + 0.160%)(2)	11/25/36	20,967,326	14,792,733
MASTR Seasoned Securitization Trust (04-1-4A1)
4.07% (3)	10/25/32	10,158	10,335
Merrill Lynch Alternative Note Asset Trust (07-A1-A2C)
2.29% (1 mo. USD LIBOR + 0.230%)(2)	01/25/37	2,028,093	1,050,051
Merrill Lynch Alternative Note Asset Trust (07-A1-A3)
2.22% (1 mo. USD LIBOR + 0.160%)(2)	01/25/37	1,043,251	526,117
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B)
2.23% (1 mo. USD LIBOR + 0.170%)(2)	04/25/37	8,163,251	4,944,913
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C)
2.31% (1 mo. USD LIBOR + 0.250%)(2)	04/25/37	28,567,929	17,479,185
Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D)
2.40% (1 mo. USD LIBOR + 0.340%)(2)	04/25/37	7,040,729	4,356,084
Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C)
2.30% (1 mo. USD LIBOR + 0.240%)(2)	05/25/37	6,297,353	4,416,119
Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B)
2.19% (1 mo. USD LIBOR + 0.130%)(2)	06/25/37	2,970,842	2,259,557
Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3)
2.22% (1 mo. USD LIBOR + 0.160%)(2)	07/25/37	37,915,172	27,256,705
Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1)
4.73% (1 year Treasury Constant Maturity Rate + 2.400%)(2)	08/25/36	1,812,961	1,777,599
Mid-State Trust (05-1-A)
5.75%	01/15/40	3,306,866	3,588,599
Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2)
3.02% (1 mo. USD LIBOR + 0.960%)(2)	09/25/34	815,199	818,981
Morgan Stanley ABS Capital I, Inc. Trust (05-HE3-M3)
2.86% (1 mo. USD LIBOR + 0.795%)(2)	07/25/35	486,169	487,741
Morgan Stanley Home Equity Loan Trust (06-2-A4)
2.34% (1 mo. USD LIBOR + 0.280%)(2)	02/25/36	3,181,926	3,177,711
Morgan Stanley Mortgage Loan Trust (05-6AR-1A1)
2.34% (1 mo. USD LIBOR + 0.280%)(2)	11/25/35	1,262,682	1,270,732
Morgan Stanley Mortgage Loan Trust (07-3XS-2A6)
5.76%	01/25/47	1,043,287	537,267
Morgan Stanley Mortgage Loan Trust (07-7AX-2A1)
2.18% (1 mo. USD LIBOR + 0.120%)(2)	04/25/37	3,789,100	1,843,183
Morgan Stanley REREMIC Trust (13-R2-1A)
3.02% (1),(3)	10/26/36	5,653,051	5,622,860
Morgan Stanley REREMIC Trust (13-R3-12A)
3.62% (1),(3)	01/26/47	215,690	216,301
Morgan Stanley Resecuritization Trust (14-R2-2A)
3.09% (1),(3)	12/26/46	7,576,398	7,525,598
MortgageIT Trust (05-3-A1)
2.66% (1 mo. USD LIBOR + 0.600%)(2)	08/25/35	6,258,539	6,140,237
MortgageIT Trust (05-4-A1)
2.34% (1 mo. USD LIBOR + 0.280%)(2)	10/25/35	2,996,966	2,948,527
Nationstar Home Equity Loan Trust (07-B-2AV3)
2.31% (1 mo. USD LIBOR + 0.250%)(2)	04/25/37	7,063,706	7,061,396
Nomura Resecuritization Trust (15-1R-2A1)
3.58% (1 mo. USD LIBOR + 0.190%)(1),(2)	10/26/36	1,548,286	1,556,964
Nomura Resecuritization Trust (15-2R-1A1)
2.56% (12 mo. Monthly Treasury Average Index + 1.000%)(1),(2)	08/26/46	4,849,747	4,794,222
Nomura Resecuritization Trust (15-4R-2A1)
2.23% (1 mo. USD LIBOR + 0.306%)(1),(2)	10/26/36	6,519,242	6,483,729
Nomura Resecuritization Trust (15-5R-2A1)
3.76% (1),(3)	03/26/35	7,882,084	7,985,517
Nomura Resecuritization Trust (15-7R-2A1)
3.61% (1),(3)	08/26/36	3,295,624	3,284,925
Oakwood Mortgage Investors, Inc. (02-A-A4)
6.97% (3)	03/15/32	2,647,155	2,823,547
Oakwood Mortgage Investors, Inc. (99-E-A1)
7.61% (3)	03/15/30	4,799,906	4,442,484
Opteum Mortgage Acceptance Corp. (06-1-2A1)
5.75% (3)	04/25/36	3,606,081	3,793,382
Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D)
2.33% (1 mo. USD LIBOR + 0.270%)(2)	03/25/37	19,300,000	17,442,664
Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C)
2.22% (1 mo. USD LIBOR + 0.160%)(2)	09/25/37	17,739,110	11,473,480
Prime Mortgage Trust (06-1-1A1)
5.50%	06/25/36	1,999,040	1,998,767
RAAC Series Trust (05-SP1-4A1)
7.00%	09/25/34	3,747,749	3,779,801

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
RAAC Series Trust (07-SP1-A3)
2.54% (1 mo. USD LIBOR + 0.480%)(2)	03/25/37	$1,275,587	$1,279,427
RALI Trust (05-QA13-2A1)
4.53% (3)	12/25/35	842,489	769,096
RALI Trust (05-QA7-A21)
4.39% (3)	07/25/35	3,100,400	2,932,553
RALI Trust (06-QA3-A1)
2.26% (1 mo. USD LIBOR + 0.200%)(2)	04/25/36	4,549,177	4,461,146
Residential Accredit Loans, Inc. (05-QA8-CB21)
4.51% (3)	07/25/35	6,117,513	4,968,616
Residential Accredit Loans, Inc. (05-QS7-A1)
5.50%	06/25/35	1,124,601	1,025,985
Residential Accredit Loans, Inc. (06-QA1-A21)
4.69% (3)	01/25/36	21,594	18,702
Residential Accredit Loans, Inc. (06-QA10-A2)
2.24% (1 mo. USD LIBOR + 0.180%)(2)	12/25/36	18,091,845	17,291,643
Residential Accredit Loans, Inc. (06-QA2-1A1)
2.31% (1 mo. USD LIBOR + 0.250%)(2)	02/25/36	25,829	21,080
Residential Accredit Loans, Inc. (06-QS10-AV) (I/O)
0.57% (3),(7)	08/25/36	46,859,175	1,103,712
Residential Accredit Loans, Inc. (06-QS11-AV) (I/O)
0.35% (3),(7)	08/25/36	45,124,052	658,403
Residential Accredit Loans, Inc. (06-QS5-A5)
6.00%	05/25/36	5,890,291	5,518,071
Residential Accredit Loans, Inc. (06-QS6-1AV) (I/O)
0.76% (3),(7)	06/25/36	58,661,353	1,511,275
Residential Accredit Loans, Inc. (06-QS7-AV) (I/O)
0.69% (3),(7)	06/25/36	13,484,563	342,616
Residential Accredit Loans, Inc. (07-QS1-2AV) (I/O)
0.18% (3),(7)	01/25/37	3,042,925	23,951
Residential Accredit Loans, Inc. (07-QS2-AV) (I/O)
0.33% (3),(7)	01/25/37	22,542,582	265,162
Residential Accredit Loans, Inc. (07-QS3-AV) (I/O)
0.36% (3),(7)	02/25/37	91,810,891	1,239,318
Residential Accredit Loans, Inc. (07-QS4-3AV) (I/O)
0.39% (3),(7)	03/25/37	10,678,825	156,120
Residential Accredit Loans, Inc. (07-QS5-AV) (I/O)
0.26% (3),(7)	03/25/37	14,976,047	134,838
Residential Accredit Loans, Inc. (07-QS6-A45)
5.75%	04/25/37	3,307,449	3,012,861
Residential Accredit Loans, Inc. (07-QS8-AV) (I/O)
0.40% (3),(7)	06/25/37	21,923,985	349,378
Residential Funding Mortgage Securities I (05-SA5-2A)
4.21% (3)	11/25/35	26,627	25,319
Residential Funding Mortgage Securities I (06-S9-A3) (PAC)
5.75%	09/25/36	691,683	687,502
Residential Funding Mortgage Securities I (07-S2-A9)
6.00%	02/25/37	7,944,433	7,523,201
Residential Funding Mortgage Securities I (07-SA2-2A2)
4.22% (3)	04/25/37	26,381	23,594
Saxon Asset Securities Trust (06-2-A2)
2.19% (1 mo. USD LIBOR + 0.130%)(2)	09/25/36	6,676,096	6,678,917
Saxon Asset Securities Trust (06-3-A3)
2.23% (1 mo. USD LIBOR + 0.170%)(2)	10/25/46	12,585,439	12,343,780
Saxon Asset Securities Trust (07-2-A2D)
2.36% (1 mo. USD LIBOR + 0.300%)(2)	05/25/47	19,216,639	15,796,087
Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C)
2.40% (1 mo. USD LIBOR + 0.340%)(2)	02/25/37	3,292,980	2,075,751
Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2)
2.29% (1 mo. USD LIBOR + 0.230%)(2)	02/25/37	42,241,672	24,356,003
Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B)
2.20% (1 mo. USD LIBOR + 0.140%)(2)	01/25/37	18,686,876	14,407,781
Sequoia Mortgage Trust (03-8-A1)
2.73% (1 mo. USD LIBOR + 0.640%)(2)	01/20/34	832,283	819,943
SG Mortgage Securities Trust (07-NC1-A2)
2.30% (1 mo. USD LIBOR + 0.240%)(1),(2)	12/25/36	21,705,203	15,210,843
Soundview Home Equity Loan Trust (06-OPT4-2A4)
2.29% (1 mo. USD LIBOR + 0.230%)(2)	06/25/36	10,400,000	9,920,618
Soundview Home Equity Loan Trust (07-OPT3-2A4)
2.31% (1 mo. USD LIBOR + 0.250%)(2)	08/25/37	4,000,000	3,858,454
Specialty Underwriting & Residential Finance (06-AB3-A2B)
2.21% (1 mo. USD LIBOR + 0.150%)(2)	09/25/37	20,385	12,669
Structured Adjustable Rate Mortgage Loan Trust (04-12-2A)
3.78% (3)	09/25/34	2,287,013	2,268,703
Structured Adjustable Rate Mortgage Loan Trust (04-14-2A)
3.86% (3)	10/25/34	3,528,250	3,597,815
Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A)
3.01% (1 mo. USD LIBOR + 0.950%)(2)	08/25/35	4,051,972	4,071,128
Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1)
3.92% (3)	03/25/36	515,093	480,293
Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1)
3.82% (3)	05/25/36	2,151,747	2,035,122
Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1)
4.10% (3)	06/25/36	4,809,618	4,710,493
Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1)
3.68% (3)	02/25/37	2,506,193	2,113,815
Structured Asset Securities Corp. (05-2XS-1A5B)
5.15%	02/25/35	120,172	120,060
Structured Asset Securities Corp. (06-EQ1A-A4)
2.21% (1 mo. USD LIBOR + 0.150%)(1),(2)	07/25/36	3,372,639	3,377,919
Structured Asset Securities Corp. (06-WF2-A4)
2.37% (1 mo. USD LIBOR + 0.310%)(2)	07/25/36	4,306,062	4,305,282
Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1)
3.85% (3)	04/25/37	212,276	176,776
Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1)
4.23% (3)	06/25/37	7,240	6,802
Suntrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1)
3.98% (3)	01/25/37	838,362	834,550
Towd Point Mortgage Trust (17-4-A1)
2.75% (1),(3)	06/25/57	21,485,514	20,962,101

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)
Wachovia Mortgage Loan Trust LLC (06-AMN1-A3)
2.30% (1 mo. USD LIBOR + 0.240%)(2)	08/25/36	$8,772,666	$5,366,222
WaMu Mortgage Pass-Through Certificates (04-AR14-A1)
3.49% (3)	01/25/35	6,962,876	7,153,930
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1)
2.35% (1 mo. USD LIBOR + 0.290%)(2)	10/25/45	8,361,075	8,380,838
WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2)
3.10% (12 mo. Monthly Treasury Average Index + 1.450%)(2)	10/25/45	673,795	697,567
WaMu Mortgage Pass-Through Certificates (05-AR14-2A1)
3.50% (3)	12/25/35	1,369,932	1,276,246
WaMu Mortgage Pass-Through Certificates (05-AR18-1A1)
3.45% (3)	01/25/36	2,525,169	2,487,678
WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A)
2.37% (1 mo. USD LIBOR + 0.310%)(2)	01/25/45	257,559	260,895
WaMu Mortgage Pass-Through Certificates (05-AR9-A1A)
2.70% (1 mo. USD LIBOR + 0.640%)(2)	07/25/45	6,060,714	6,052,696
WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A)
2.72% (12 mo. Monthly Treasury Average Index + 1.070%)(2)	01/25/46	18,145,354	18,797,663
WaMu Mortgage Pass-Through Certificates (06-AR11-1A)
2.61% (12 mo. Monthly Treasury Average Index + 0.960%)(2)	09/25/46	4,942,962	4,615,961
WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A)
2.37% (12 mo. Monthly Treasury Average Index + 0.810%)(2)	12/25/46	5,607,222	5,550,979
Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1)
3.46% (3)	11/25/30	115,290	116,913
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2)
5.75%	02/25/36	1,141,035	1,086,727
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1)
2.66% (1 mo. USD LIBOR + 0.600%)(2)	07/25/36	2,388,923	1,721,546
Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A)
2.23% (1 mo. USD LIBOR + 0.170%)(2)	12/25/36	4,258,429	3,827,399
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A)
2.14% (11th District Cost of Funds + 1.250%)(2)	04/25/47	1,796,077	1,587,847
Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3)
2.37% (1 mo. USD LIBOR + 0.310%)(2)	06/25/37	5,266,367	4,865,605
Washington Mutual Asset-Backed Certificates (06-HE1-2A4)
2.34% (1 mo. USD LIBOR + 0.280%)(2)	04/25/36	11,179,939	10,854,963
Wells Fargo Home Equity Asset-Backed Securities (06-3-A2)
2.21% (1 mo. USD LIBOR + 0.150%)(2)	01/25/37	7,300,465	7,268,072
Wells Fargo Home Equity Asset-Backed Securities (07-1-A3)
2.38% (1 mo. USD LIBOR + 0.320%)(2)	03/25/37	5,521,000	4,492,512
Wells Fargo Mortgage-Backed Securities Trust (04-DD-2A6)
3.78% (3)	01/25/35	2,095,514	2,170,127
Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6)
4.45% (3)	08/25/36	4,138,556	4,164,760
Wells Fargo Mortgage-Backed Securities Trust (06-AR6-4A1)
4.00% (3)	03/25/36	2,803,616	2,824,469
Wells Fargo Mortgage-Backed Securities Trust (06-AR7-2A4)
4.32% (3)	05/25/36	1,828,291	1,847,362
Wells Fargo Mortgage-Backed Securities Trust (07-10-1A32)
6.00%	07/25/37	3,430,820	3,428,189
Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1)
4.51% (3)	08/25/37	309,870	306,696
Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1)
5.75%	02/25/38	1,308,180	1,379,924

Total Residential Mortgage-backed Securities — Non-agency (Cost: $999,804,088)			1,261,094,180

U.S. TREASURY SECURITIES — 21.0%
U.S. Treasury Bond
3.13%	05/15/48	600,732,000	605,718,544
U.S. Treasury Note
2.63%	06/30/23	126,490,000	125,226,288
2.75%	04/30/23	290,231,000	289,038,531
2.75%	07/31/23	180,090,000	179,281,009
2.88%	05/15/28	291,985,000	289,789,410

Total U.S. Treasury Securities (Cost: $1,485,988,393)			1,489,053,782

Total Fixed Income Securities (Cost: $6,787,389,976)			6,923,474,373

		Shares
MONEY MARKET INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund — Premier Class, 1.83%(8)		4,349,108	4,349,108

Total Money Market Investments (Cost: $4,349,108)			4,349,108

	Maturity Date	Principal Amount
SHORT TERM INVESTMENTS — 9.5%

Foreign Government Bonds — 2.8%
Japan Treasury Bill
0.00% (4)	09/10/18	JPY 15,565,000,000	139,065,919
0.00% (4)	10/15/18	JPY 7,075,000,000	63,224,675

Total Foreign Government Bonds (Cost: $203,646,668)			202,290,594

U.S. Treasury Securities — 5.6%
U.S. Treasury Bill
1.86% (9),(10)	09/13/18	6,419,000	6,404,605

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

Issues	Maturity Date	Principal Amount	Value
U.S. Treasury Securities (Continued)
1.93% (9)	10/04/18	$60,000,000	$59,794,933
1.96% (9)	10/18/18	120,000,000	119,492,675
1.96% (9)	10/25/18	113,000,000	112,479,395
2.13% (9)	01/03/19	100,000,000	99,097,985

Total U.S. Treasury Securities (Cost: $397,288,151)			397,269,593
Discount Note — 1.1% (Cost: $81,321,659)
Federal Home Loan Bank
1.29% (9)	08/03/18	81,330,000	81,321,375

Total Short Term Investments (Cost: $682,256,478)			680,881,562
Total Investments (107.1%) (Cost: $7,473,995,562)			7,608,705,043
Liabilities In Excess Of Other Assets (-7.1%)			(505,548,701)

Net Assets (100.0%)			$7,103,156,342

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2018

FUTURES CONTRACTS
Number of Contracts	Type	Expiration Date	Notional Contract Value	Market Value	Net Unrealized Appreciation (Depreciation)
BUY
3,852	5-Year U.S. Treasury Note Futures	09/28/18	$435,201,929	$435,757,500	$555,571
1,535	10-Year U.S. Treasury Note Futures	09/19/18	182,452,395	183,312,578	860,183
2,970	2-Year U.S. Treasury Note Futures	09/28/18	628,695,333	627,783,750	(911,583)

			$1,246,349,657	$1,246,853,828	$504,171

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (11)
Goldman Sachs & Co.	JPY	15,565,000,000	09/10/18	$141,720,698	$139,403,289	$2,317,409
Goldman Sachs & Co.	JPY	7,075,000,000	10/15/18	63,142,864	63,523,778	(380,914)

				$204,863,562	$202,927,067	$1,936,495

Notes to Schedule of Investments:

JPY	-	Japanese Yen.
ABS	-	Asset-Backed Securities.
ACES	-	Alternative Credit Enhancement Securities.
ARM	-	Adjustable Rate Mortgage.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At July 31, 2018, the value of these securities amounted to $351,513,858 or 5.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)	Floating or variable rate security. The interest shown reflects the rate in effect at July 31, 2018.

(3)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Security is not accruing interest.

(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)	Rate disclosed is the 7-day net yield as of July 31, 2018.

(9)	Rate shown represents yield-to-maturity.

(10)	All or a portion of this security is held as collateral for open futures contracts.

(11)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	July 31, 2018

Industry	Percentage of Net Assets
Asset-Backed Securities	1.9%
Commercial Mortgage-Backed Securities — Agency	1.7
Commercial Mortgage-Backed Securities — Non-Agency	0.5
Residential Mortgage-Backed Securities — Agency	54.6
Residential Mortgage-Backed Securities — Non-Agency	17.8
Short Term Investments	9.5
U.S. Treasury Securities	21.0
Money Market Investments	0.1

Total	107.1%

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	July 31, 2018

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$137,871,842	$—	$137,871,842
Commercial Mortgage-Backed Securities — Agency	—	121,180,525	—	121,180,525
Commercial Mortgage-Backed Securities — Non-Agency	—	32,454,899	—	32,454,899
Residential Mortgage-Backed Securities — Agency	—	3,881,819,145	—	3,881,819,145
Residential Mortgage-Backed Securities — Non-Agency	—	1,255,287,493	5,806,687	1,261,094,180
U.S. Treasury Securities	1,489,053,782	—	—	1,489,053,782

Total Fixed Income Securities	1,489,053,782	5,428,613,904	5,806,687	6,923,474,373

Money Market Investments	4,349,108	—	—	4,349,108
Short-Term Investments*	397,269,593	283,611,969	—	680,881,562

Total Investments	1,890,672,483	5,712,225,873	5,806,687	7,608,705,043

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	2,317,409	—	2,317,409
Futures
Interest Rate Risk	1,415,754	—	—	1,415,754

Total Investments	$1,892,088,237	$5,714,543,282	$5,806,687	$7,612,438,206

Liability Derivatives
Futures
Interest Rate Risk	$(911,583)	$—	$—	$(911,583)
Forward Currency Contracts
Foreign Currency Risk	—	(380,914)	—	(380,914)

Total	$(911,583)	$(380,914)	$—	$(1,292,497)

*	See Schedule of Investments for corresponding industries.

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ which may not be the last sale price. All other securities including short-term securities traded over the counter (“OTC”) for which market quotations are readily available are valued with prices furnished by independent pricing services or by broker dealers.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that prices received are not reflective of a security’s market value, are valued by the Pricing Committee of TCW Investment Management Company LLC (the “Advisor”) in accordance with the guidelines established by the Board’s Valuation Committee and under the general oversight of the Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be categorized in Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy.

Credit default and total return swaps. Credit default and total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Foreign currency contracts. The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. As such, they are categorized in Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported net asset value (“NAV”), they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

The summary of the inputs used as of July 31, 2018 is listed after the Schedule of Investments for each Fund.

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended July 31, 2018.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2017	$1,229,012	$10,660	$146,477	$112,200	$6,981,408
Accrued Discounts (Premiums)	(1,144)	(702)	3,853	—	(831,009)
Realized Gain (Loss)	(4,109)	—	—	—	5,191
Change in Unrealized Appreciation	(103,474)	(1,407)	(11,661)	(53,231)	(349,462)
Purchases	—	—	—	17,000	38,964
Sales	(89,603)	—	—	—	(38,405)
Transfers in to Level 3 (1)	—	—	—	—	—
Transfers out of Level 3 (1)	—	—	—	—	—

Balance as of July 31, 2018	$1,030,682	$8,551	$138,669	$75,969	$5,806,687

Change in Unrealized Appreciation from Investments Still Held at July 31, 2018	$(103,474)	$(1,407)	$(11,661)	$(53,231)	$(349,456)

(1)	The Funds recognize transfers in and out at the beginning of the period.

Significant unobservable valuations inputs for Level 3 investments as of July 31, 2018 are as follows:

Description	Fair Value at 7/31/2018	Valuation Techniques*	Unobservable Input	Price or Price Range	Average Weighted Price
TCW Core Fixed Income Fund
Residential Mortgage-Backed Securities	$1,030,682	Third-party Vendor	Vendor Prices	$106.918	$106.918
TCW Enhanced Commodity Strategy Fund
Residential Mortgage-Backed Securities	$8,551	Third-party Vendor	Vendor Prices	$0.711	$0.711
TCW Global Bond Fund
Commercial Mortgage-Backed Securities — Non-Agency	$3,961	Third-party Vendor	Vendor Prices	$0.029 - 0.219	$0.173
Residential Mortgage-Backed Securities — Non-Agency	$134,708	Third-party Vendor	Vendor Prices	$10.762	$10.762
TCW High Yield Bond Fund
Common Stock	$58,905	Third-party Vendor	Vendor Prices	$10.500	$10.500
Corporate Bonds	$17,064	Third-party Vendor	Vendor Prices	$100.375	$100.375
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities — Non-Agency	$21,914	Third-party Vendor	Vendor Prices	$20.424 - 100.00	$28.342
Residential Mortgage-Backed Securities — Non-Agency (Interest Only, Collateral Strip Rate Securities)	$5,784,773	Third-party Vendor	Vendor Prices	$0.787 - 2.576	$1.758

*

The valuation technique employed on the Level 3 securities involves the use of the broker quotes and vendor prices. The Advisor monitors the effectiveness of third party brokers and vendor prices using the Advisor’s own model and inputs.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended July 31, 2018, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except Notional Amounts or Shares/Units):

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Core Fixed Income Fund
Asset Derivatives
Futures Contracts(1)	$—	$—	$—	$62	$62
Forward Contracts	—	—	238	—	238

Total Value	$—	$—	$238	$62	$300
Liability Derivatives
Forward Contracts	$—	$—	$(81)	$—	$(81)
Futures Contracts(1)	—	—	—	(158)	(158)

Total Value	$—	$—	$(81)	$(158)	$(239)
Number of Contracts or Notional Amounts(4)
Forward Currency
Contracts	$—	$—	$51,398,258	$—	$51,398,258
Futures Contracts	—	—	—	1,477	1,477
TCW Emerging Markets Income Fund
Asset Derivatives
Investments(2)	$—	$—	$1	$—	$1
Forward Contracts	—	—	2,585	—	2,585

Total Value	$—	$—	$2,586	$—	$2,586
Liability Derivatives
Forward Contracts	$—	$—	$(1,046)	$—	$(1,046)

Total Value	$—	$—	$(1,046)	$—	$(1,046)

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Notional Amounts(4)
Forward Currency
Contracts	$—	$—	$271,280,717	$—	$271,280,717
Options Purchased	$—	$—	$112,215,012	$—	$112,215,012
TCW Emerging Markets Local Currency Income Fund
Asset Derivatives
Investments(2)	$—	$—	$— (3)	$—	$— (3)
Forward Contracts	—	—	562	—	562

Total Value	$—	$—	$562	$—	$562
Liability Derivatives
Forward Contracts	$—	$—	$(539)	$—	$(539)

Total Value	$—	$—	$(539)	$—	$(539)
Notional Amounts(4)
Forward Currency
Contracts	$—	$—	$116,675,008	$—	$116,675,008
Options Purchased	$—	$—	$13,701,111	$—	$13,701,111
TCW Enhanced Commodity Strategy Fund
Asset Derivatives
Swaps Contracts	$—	$36	$—	$—	$36

Total Value	$—	$36	$—	$—	$36
Notional Amounts(4)
Swaps Contracts	$—	$1,691,020	$—	$—	$1,691,020
TCW Global Bond Fund
Asset Derivatives
Forward Contracts	$—	$—	$4	$—	$4

Total Value	$—	$—	$4	$—	$4
Liability Derivatives
Forward Contracts	$—	$—	$(5)	$—	$(5)
Futures Contracts(1)	—	—	—	(7)	(7)

Total Value	$—	$—	$(5)	$(7)	$(12)
Number of Contracts or Notional Amounts(4)
Forward Currency
Contracts	$—	$—	$1,846,132	$—	$1,846,132
Futures Contracts	—	—	—	25	25

	Credit Risk	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW High Yield Bond Fund
Asset Derivatives
Futures Contracts	$—	$—	$—	$— (3)	$—

Total Value	$—	$—	$—	$—	$—
Liability Derivatives
Swaps Contracts	$(1)	$—	$—	$—	$(1)
Futures Contracts (1)	—	—	—	(8)	(8)

Total Value	$(1)	$—	$—	$(8)	$(9)
Number of Contracts or Notional Amounts(4)
Futures Contracts	—	—	—	31	31
Swaps Contracts	$250,000	$—	$—	$—	$250,000
TCW Short Term Bond Fund
Liability Derivatives
Futures Contracts(1)	$—	$—	$—	$(1)	$(1)

Total Value	$—	$—	$—	$(1)	$(1)
Number of Contracts (4)
Futures Contracts	—	—	—	8	8
TCW Total Return Bond Fund
Asset Derivatives
	$—	$—	$—	$1,416	$1,416
Futures Contracts(1)	—	—	2,317	—	2,317

Forward Contracts	$—	$—	$2,317	$1,416	$3,733
Total Value
Liability Derivatives
Forward Contracts	$—	$—	$(381)	$—	$(381)
Futures Contracts(1	—	—	—	(912)	(912)

Total Value	$—	$—	$(381)	$(912)	$(1,293)
Number of Contracts or Notional Amounts(4)
Forward Currency
Contracts	$—	$—	$247,952,419	$—	$247,952,419
Futures Contracts	—	—	—	9,287	9,287

(1)	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
(2)	Represents purchased options, at value.
(3)	Amount less than $1.
(4)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended July 31, 2018.

Forward Foreign Currency Contracts: The Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked to market daily and the change in market value is recorded by each Fund, as unrealized gains or losses. When the contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at July 31, 2018 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund utilized futures to help manage daily liquidity as well as interest rate duration and credit market exposure. Futures contracts outstanding at July 31, 2018 are listed in the Schedule of Investments.

Options: The Funds purchase and sell put and call options on a security or an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

Purchasing foreign currency options gives a Fund the right, but not the obligation to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expired are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended July 31, 2018, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund purchased currency options.

Swap Agreements. The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk—or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so called market access transactions).

A Fund may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life. A Fund’s maximum risk of loss from counterparty default is the discounted NAV of the cash flows paid to the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended July 31, 2018, the TCW High Yield Bond Fund utilized credit default swaps to manage credit market exposure and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). MBS differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal- only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Funds’ existing portfolios. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, with market conditions. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, each Fund monitors the obligations under these transactions and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions by the Funds for the period ended July 31, 2018.

Repurchase Agreements: The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Funds upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of July 31, 2018.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended July 31, 2018.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended July 31, 2018.

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities outstanding at July 31, 2018 are listed below:

TCW Core Fixed Income Fund

	Acquisition	Acquisition	Aggregate	Percentage
Issuer Description	Date	Cost	Value	of Net Assets
Alta Wind Holdings LLC, (144A), 7%, due 06/30/35	7/14/10	$1,007,876	$1,030,682	0.08%

TCW Enhanced Commodity Strategy Fund

	Acquisition	Acquisition	Aggregate	Percentage
Issuer Description	Date	Cost	Value	of Net Assets
LB-UBS Commercial Mortgage Trust (06-C6 XCL), (144A), 0.573%, due 09/15/39	7/15/16	$2,255	$8,551	0.49%

TCW Global Bond Fund

	Acquisition	Acquisition	Aggregate	Percentage
Issuer Description	Date	Cost	Value	of Net Assets
Bank of America-First Union NB Commercial Mortgage
(01-3-XC), (144A), 1.438%, due 04/11/37	3/26/15	$0	$3,799	0.02%
Morgan Stanley Capital I Trust (99-RM1-X), (144A), 0.896%, due 12/15/31	3/26/15	0	162	0.00%

		$0	$3,961	0.02%

TCW High Yield Bond Fund

	Acquisition	Acquisition	Aggregate	Percentage
Issuer Description	Date	Cost	Value	of Net Assets
Cequel Communications Holdings I LLC / Cequel Capital Corp., (144A), 5,125%, due 12/15/21	5/23/2018	$17,000	$17,064	0.10%

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito President and Chief Executive Officer

Date	September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito President and Chief Executive Officer

Date	September 17, 2018

By (Signature and Title)	/s/ Richard M. Villa
Richard M. Villa Treasurer and Chief Financial Officer

Date	September 17, 2018